UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04000

CALVERT VARIABLE PRODUCTS, INC.

(Exact name of registrant as specified in charter)
 4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended March 31, 2013

Item 1. Schedule of Investments.

CALVERT VP SRI LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2013

EQUITY SECURITIES - 98.0%	SHARES	VALUE
Beverages - 1.6%
PepsiCo, Inc.	27,700	$2,191,347

Capital Markets - 2.9%
Goldman Sachs Group, Inc.	12,500	1,839,375
Morgan Stanley	103,100	2,266,138
		4,105,513

Chemicals - 4.1%
Dow Chemical Co.	78,400	2,496,256
E. I. du Pont de Nemours & Co.	66,700	3,278,972
		5,775,228

Commercial Banks - 7.4%
KeyCorp	287,000	2,858,520
PNC Financial Services Group, Inc.	50,700	3,371,550
US Bancorp	33,400	1,133,262
Wells Fargo & Co.	81,700	3,022,083
		10,385,415

Commercial Services & Supplies - 3.1%
The ADT Corp.	27,412	1,341,543
Tyco International Ltd.	95,925	3,069,600
		4,411,143

Consumer Finance - 2.4%
Capital One Financial Corp.	61,700	3,390,415

Diversified Financial Services - 5.1%
Bank of America Corp.	234,184	2,852,361
Citigroup, Inc.	32,700	1,446,648
JPMorgan Chase & Co.	62,204	2,952,202
		7,251,211

Diversified Telecommunication Services - 3.0%
AT&T, Inc.	77,300	2,836,137
Verizon Communications, Inc.	28,400	1,395,860
		4,231,997

Electric Utilities - 3.6%
Duke Energy Corp.	30,381	2,205,357
The Southern Co.	61,100	2,866,812
		5,072,169

Electronic Equipment & Instruments - 1.6%
TE Connectivity Ltd.	54,925	2,303,005

Food & Staples Retailing - 1.9%
CVS Caremark Corp.	49,700	2,733,003

Food Products - 1.3%
Unilever NV, NY Shares	44,600	1,828,600

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	9,400	332,008
Covidien plc	11,125	754,720
		1,086,728

Health Care Providers & Services - 2.1%
WellPoint, Inc.	45,000	2,980,350

Household Products - 1.9%
Procter & Gamble Co.	34,000	2,620,040

Industrial Conglomerates - 1.8%
General Electric Co.	110,800	2,561,696

Insurance - 7.6%
American International Group, Inc.*	56,100	2,177,802
Berkshire Hathaway, Inc., Class B*	26,950	2,808,190
Hartford Financial Services Group, Inc.	111,200	2,868,960
MetLife, Inc.	74,100	2,817,282
		10,672,234

Internet Software & Services - 3.5%
eBay, Inc.*	44,500	2,412,790
Google, Inc.*	3,100	2,461,493
		4,874,283

IT Services - 1.5%
International Business Machines Corp.	10,100	2,154,330

Machinery - 0.7%
Deere & Co.	12,100	1,040,358

Media - 5.9%
CBS Corp., Class B	27,874	1,301,437
Comcast Corp.	32,300	1,356,923
DIRECTV*	59,500	3,368,295
Time Warner, Inc.	39,766	2,291,317
		8,317,972

Metals & Mining - 2.6%
Barrick Gold Corp.	42,700	1,255,380
Newmont Mining Corp.	57,300	2,400,297
		3,655,677

Multiline Retail - 2.6%
Target Corp.	52,700	3,607,315

Oil, Gas & Consumable Fuels - 15.2%
ConocoPhillips	53,842	3,235,904
Devon Energy Corp.	43,800	2,471,196
Exxon Mobil Corp.	39,600	3,568,356
Marathon Oil Corp.	82,500	2,781,900
Marathon Petroleum Corp.	16,250	1,456,000
Occidental Petroleum Corp.	35,900	2,813,483
Phillips 66 Co.	21,921	1,533,813
Royal Dutch Shell plc (ADR)	53,600	3,492,576
		21,353,228

Pharmaceuticals - 8.7%
GlaxoSmithKline plc (ADR)	75,500	3,541,705
Johnson & Johnson	23,900	1,948,567
Merck & Co., Inc.	70,900	3,135,907
Pfizer, Inc.	125,400	3,619,044
		12,245,223

Road & Rail - 0.9%
Norfolk Southern Corp.	17,100	1,318,068

Software - 2.5%
Microsoft Corp.	125,400	3,587,694

Specialty Retail - 1.7%
Lowe's Co.'s, Inc.	64,400	2,442,048

Total Equity Securities (Cost $113,601,047)		138,196,290

TIME DEPOSIT - 2.0%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.12%, 4/1/13	$2,814,289	2,814,289

Total Time Deposit (Cost $2,814,289)		2,814,289

TOTAL INVESTMENTS (Cost $116,415,336) - 100.0%		141,010,579
Other assets and liabilities, net - 0.0%		(36,008)
NET ASSETS - 100%		$140,974,571

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2013

EXCHANGE TRADED PRODUCTS - 98.6%	SHARES	VALUE
Guggenheim Timber Index ETF	85,000	$1,959,250
iPath Dow Jones-UBS Commodity Index Total Return ETN*	310,000	12,592,200
iShares Dow Jones US Utilities Sector Index ETF	23,000	2,233,300
iShares S&P Global Materials Sector Index ETF	37,000	2,198,910
iShares S&P North American Natural Resources Sector Index ETF	303,000	12,292,710
Market Vectors Gold Miners ETF	59,000	2,233,150
PowerShares DB Commodity Index Tracking Fund*	459,000	12,535,290
PowerShares Water Resources Portfolio ETF	82,000	1,884,360
Vanguard Materials ETF	57,000	5,057,610
Vanguard REIT ETF	32,000	2,256,960

Total Exchange Traded Products (Cost $54,504,765)		55,243,740

TIME DEPOSIT - 1.1%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.12%, 4/1/13	$605,299	605,299

Total Time Deposit (Cost $605,299)		605,299

TOTAL INVESTMENTS (Cost $55,110,064) - 99.7%		55,849,039
Other assets and liabilities, net - 0.3%		142,795
NET ASSETS - 100%		$55,991,834

* Non-income producing security.

Abbreviations:
ETF: Exchange-traded fund
ETN: Exchange-traded note
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP INFLATION PROTECTED PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2013

U.S. TREASURY OBLIGATIONS - 50.7%	PRINCIPAL AMOUNT	VALUE
United States Treasury Bonds:
2.375%, 1/15/25	$1,710,170	$2,295,101
2.00%, 1/15/26	2,088,216	2,717,617
2.375%, 1/15/27	1,941,043	2,641,486
1.75%, 1/15/28	2,088,290	2,654,413
3.625%, 4/15/28	1,850,719	2,888,858
2.50%, 1/15/29	1,715,952	2,396,970
3.875%, 4/15/29	1,400,650	2,275,509
3.375%, 4/15/32	1,621,538	2,607,127
2.125%, 2/15/40	1,757,778	2,476,133
2.125%, 2/15/41	1,787,465	2,529,263
0.75%, 2/15/42	2,598,501	2,711,983
United States Treasury Notes:
1.375%, 7/15/18	854,232	1,000,519
2.125%, 1/15/19	1,072,470	1,308,079
1.875%, 7/15/19	1,294,080	1,584,136
1.375%, 1/15/20	1,703,680	2,029,376
1.25%, 7/15/20	1,794,894	2,143,917
1.125%, 1/15/21	1,789,420	2,109,558
0.625%, 7/15/21	1,838,934	2,103,281
0.125%, 1/15/22	1,932,927	2,103,115
0.125%, 7/15/22	2,302,944	2,509,670
0.125%, 1/15/23	2,194,632	2,367,288

Total U.S. Treasury Obligations (Cost $41,589,145)		47,453,399

CORPORATE BONDS - 48.7%
Alcoa, Inc., 6.15%, 8/15/20	300,000	326,627
American Express Credit Corp., 1.134%, 6/24/14 (r)	1,000,000	1,007,508
American Honda Finance Corp., 0.518%, 11/3/14 (e)(r)	1,000,000	1,001,114
Amgen, Inc., 4.10%, 6/15/21	300,000	331,926
Appalachian Power Co., 0.665%, 8/16/13 (r)	1,000,000	1,001,084
AT&T, Inc., 0.677%, 2/12/16 (r)	1,000,000	1,004,128
Australia & New Zealand Banking Group Ltd., 0.915%, 10/6/15 (e)(r)	1,000,000	1,008,587
B/E Aerospace, Inc., 5.25%, 4/1/22	250,000	257,812
Bank of America Corp., 1.354%, 3/22/18 (r)	1,000,000	999,033
Bank of Montreal, 0.751%, 9/11/15 (r)	1,000,000	1,005,800
Bank of New York Mellon Corp.:
0.579%, 1/31/14 (r)	100,000	100,192
0.532%, 10/23/15 (r)	1,000,000	1,000,779
Barclays Bank plc, 1.345%, 1/13/14 (r)	500,000	502,673
BB&T Corp., 1.001%, 4/28/14 (r)	500,000	502,936
BP Capital Markets plc:
4.50%, 10/1/20	100,000	114,259
2.50%, 11/6/22	250,000	243,335
CA, Inc., 5.375%, 12/1/19	100,000	113,175
Capital One Financial Corp., 0.936%, 11/6/15 (r)	1,000,000	1,006,192
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 9/1/23 (e)	500,000	501,250
CenturyLink, Inc., 5.625%, 4/1/20	250,000	255,625
Chesapeake Energy Corp., 6.625%, 8/15/20	250,000	273,125
Cigna Corp., 4.00%, 2/15/22	100,000	108,025
Cintas Corp. No. 2, 3.25%, 6/1/22	150,000	153,397
Citigroup, Inc., 0.551%, 6/9/16 (r)	1,000,000	964,405
CMS Energy Corp., 5.05%, 3/15/22	250,000	287,774
Constellation Brands, Inc., 6.00%, 5/1/22	100,000	109,250
Daimler Finance North America LLC, 0.894%, 3/28/14 (e)(r)	1,000,000	1,002,521
Danaher Corp., 0.532%, 6/21/13 (r)	200,000	200,086
DIRECTV Holdings LLC, 5.20%, 3/15/20	200,000	228,641
Eaton Corp., 0.61%, 6/16/14 (r)	500,000	500,201
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	112,711
Energizer Holdings, Inc., 4.70%, 5/19/21	200,000	213,356
Energy Transfer Partners LP, 5.20%, 2/1/22	500,000	561,370
Equifax, Inc., 3.30%, 12/15/22	100,000	98,372
Florida Gas Transmission Co. LLC, 3.875%, 7/15/22 (e)	200,000	214,427
Ford Motor Credit Co. LLC:
3.00%, 6/12/17	500,000	512,790
8.125%, 1/15/20	400,000	505,045
GATX Corp., 4.85%, 6/1/21	200,000	213,753
General Dynamics Corp., 3.875%, 7/15/21	500,000	552,476
General Electric Capital Corp., 0.993%, 4/2/18 (r)	1,000,000	999,026
General Mills, Inc.:
0.601%, 1/29/16 (r)	500,000	500,427
5.65%, 2/15/19	100,000	120,384
Goldman Sachs Group, Inc., 0.734%, 3/22/16 (r)	1,000,000	988,617
HCP, Inc., 2.625%, 2/1/20	100,000	100,639
HDTFS, Inc., 6.25%, 10/15/22	100,000	108,500
Hertz Corp., 5.875%, 10/15/20	500,000	527,500
Hewlett-Packard Co.:
0.687%, 5/30/14 (r)	1,000,000	994,539
4.75%, 6/2/14	100,000	104,451
Huntington Ingalls Industries, Inc., 6.875%, 3/15/18	500,000	543,750
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	500,000	549,375
Jabil Circuit, Inc., 5.625%, 12/15/20	250,000	265,000
John Deere Capital Corp., 0.454%, 7/15/13 (r)	250,000	250,157
JPMorgan Chase Bank, 0.61%, 6/13/16 (r)	1,250,000	1,230,088
Kellogg Co., 3.125%, 5/17/22	400,000	414,346
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	100,000	106,815
L-3 Communications Corp., 5.20%, 10/15/19	200,000	228,027
Liberty Mutual Group, Inc., 4.95%, 5/1/22 (e)	250,000	274,125
Liberty Property LP, 3.375%, 6/15/23	100,000	99,279
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.:
6.25%, 6/15/22	163,000	175,632
4.50%, 7/15/23	500,000	489,375
McCormick & Company, Inc., 3.90%, 7/15/21	500,000	544,614
MDC Holdings, Inc., 5.625%, 2/1/20	700,000	783,789
Metropolitan Life Global Funding I, 1.055%, 1/10/14 (e)(r)	250,000	251,312
Morgan Stanley, 1.538%, 2/25/16 (r)	1,000,000	1,004,261
Mueller Water Products, Inc., 8.75%, 9/1/20	297,000	337,838
National Australia Bank Ltd., 1.025%, 4/11/14 (e)(r)	500,000	503,582
NBCUniversal Enterprise, Inc., 0.965%, 4/15/18 (e)(r)	1,000,000	996,818
Northern Trust Corp., 3.45%, 11/4/20	100,000	108,477
PACCAR Financial Corp., 0.534%, 6/5/14 (r)	500,000	501,344
Plains All American Pipeline LP / PAA Finance Corp., 2.85%, 1/31/23	100,000	98,399
Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/14	100,000	104,978
Precision Castparts Corp., 1.25%, 1/15/18	200,000	200,416
Qwest Corp., 3.53%, 6/15/13 (r)	1,000,000	1,003,496
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	500,000	526,733
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	250,000	253,125
Ryland Group, Inc., 5.375%, 10/1/22	500,000	511,250
Safeway, Inc., 1.78%, 12/12/13 (r)	1,000,000	1,006,104
Sempra Energy, 1.04%, 3/15/14 (r)	550,000	552,837
Stanley Black & Decker, Inc., 2.90%, 11/1/22	150,000	150,635
Steel Dynamics, Inc., 5.25%, 4/15/23 (e)	500,000	506,875
Teck Resources Ltd., 4.75%, 1/15/22	100,000	106,196
Time Warner Cable, Inc., 5.00%, 2/1/20	200,000	227,578
Total Capital Canada Ltd., 0.683%, 1/15/16 (r)	1,000,000	1,004,431
Unilever Capital Corp., 4.80%, 2/15/19	100,000	117,550
US Bank NA, 0.585%, 10/14/14 (r)	1,000,000	1,002,144
Valspar Corp., 4.20%, 1/15/22	300,000	326,476
Volkswagen International Finance NV, 1.032%, 3/21/14 (e)(r)	1,000,000	1,003,368
Vulcan Materials Co., 7.50%, 6/15/21	600,000	706,500
WellPoint, Inc., 3.70%, 8/15/21	200,000	211,216
Wells Fargo & Co., 1.205%, 6/26/15 (r)	1,000,000	1,013,071
Williams Partners LP, 3.80%, 2/15/15	200,000	210,611
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.375%, 3/15/22	500,000	524,375
Xerox Corp., 1.11%, 5/16/14 (r)	1,000,000	998,301

Total Corporate Bonds (Cost $44,284,790)		45,564,512

TIME DEPOSIT - 1.2%
State Street Bank Time Deposit, 0.12%, 4/1/13	1,134,605	1,134,605

Total Time Deposit (Cost $1,134,605)		1,134,605

TOTAL INVESTMENTS (Cost $87,008,540) - 100.6%		94,152,516
Other assets and liabilities, net - (0.6%)		(592,069)
NET ASSETS - 100%		$93,560,447

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2013

EQUITY SECURITIES - 97.2%	SHARES	VALUE
Aerospace & Defense - 2.3%
General Dynamics Corp.	7,110	$501,326
Honeywell International, Inc.	16,773	1,263,845
L-3 Communications Holdings, Inc.	1,924	155,690
Lockheed Martin Corp.	5,730	553,060
Northrop Grumman Corp.	5,074	355,941
Precision Castparts Corp.	3,129	593,321
Raytheon Co.	6,963	409,355
Rockwell Collins, Inc.	2,923	184,500
Textron, Inc.	5,811	173,226
The Boeing Co.	14,564	1,250,319
United Technologies Corp.	18,047	1,686,131
		7,126,714

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	3,447	204,959
Expeditors International of Washington, Inc.	4,419	157,802
FedEx Corp.	6,258	614,535
United Parcel Service, Inc., Class B	15,303	1,314,528
		2,291,824

Airlines - 0.1%
Southwest Airlines Co.	15,581	210,032

Auto Components - 0.3%
BorgWarner, Inc.*	2,502	193,504
Delphi Automotive plc	6,393	283,849
Goodyear Tire & Rubber Co.*	5,316	67,035
Johnson Controls, Inc.	14,769	517,949
		1,062,337

Automobiles - 0.4%
Ford Motor Co.	83,935	1,103,745
Harley-Davidson, Inc.	4,839	257,919
		1,361,664

Beverages - 2.4%
Beam, Inc.	3,356	213,240
Brown-Forman Corp., Class B	3,306	236,048
Coca-Cola Enterprises, Inc.	5,616	207,343
Constellation Brands, Inc.*	3,287	156,593
Dr Pepper Snapple Group, Inc.	4,358	204,608
Molson Coors Brewing Co., Class B	3,374	165,090
Monster Beverage Corp.*	3,082	147,135
PepsiCo, Inc.	33,015	2,611,817
The Coca-Cola Co.	82,021	3,316,929
		7,258,803

Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc.*	4,212	388,094
Amgen, Inc.	16,016	1,641,800
Biogen Idec, Inc.*	5,057	975,546
Celgene Corp.*	8,961	1,038,670
Gilead Sciences, Inc.*	32,579	1,594,090
		5,638,200

Building Products - 0.0%
Masco Corp.	7,808	158,112

Capital Markets - 2.0%
Ameriprise Financial, Inc.	4,354	320,672
Bank of New York Mellon Corp.	24,898	696,895
BlackRock, Inc.	2,691	691,264
Charles Schwab Corp.	23,418	414,264
E*Trade Financial Corp.*	5,579	59,751
Franklin Resources, Inc.	2,987	450,470
Goldman Sachs Group, Inc.	9,364	1,377,913
Invesco Ltd.	9,436	273,267
Legg Mason, Inc.	2,456	78,960
Morgan Stanley	29,379	645,750
Northern Trust Corp.	4,657	254,086
State Street Corp.	9,777	577,723
T. Rowe Price Group, Inc.	5,543	415,004
		6,256,019

Chemicals - 2.4%
Air Products & Chemicals, Inc.	4,443	387,074
Airgas, Inc.	1,502	148,938
CF Industries Holdings, Inc.	1,368	260,426
Dow Chemical Co.	25,773	820,612
E. I. du Pont de Nemours & Co.	19,994	982,905
Eastman Chemical Co.	3,302	230,711
Ecolab, Inc.	5,744	460,554
FMC Corp.	2,953	168,410
International Flavors & Fragrances, Inc.	1,757	134,709
LyondellBasell Industries NV	8,126	514,295
Monsanto Co.	11,466	1,211,154
Mosaic Co.	5,921	352,951
PPG Industries, Inc.	3,057	409,455
Praxair, Inc.	6,338	706,940
Sherwin-Williams Co.	1,846	311,771
Sigma-Aldrich Corp.	2,555	198,472
		7,299,377

Commercial Banks - 2.7%
BB&T Corp.	15,145	475,402
Comerica, Inc.	4,016	144,375
Fifth Third Bancorp	18,731	305,503
First Horizon National Corp.	5,102	54,489
Huntington Bancshares, Inc.	18,019	133,160
KeyCorp	19,943	198,632
M&T Bank Corp.	2,626	270,898
PNC Financial Services Group, Inc.	11,308	751,982
Regions Financial Corp.	30,854	252,694
SunTrust Banks, Inc.	11,665	336,069
US Bancorp	39,876	1,352,993
Wells Fargo & Co.	104,900	3,880,251
Zions Bancorporation	3,856	96,362
		8,252,810

Commercial Services & Supplies - 0.6%
Avery Dennison Corp.	2,181	93,936
Cintas Corp.	2,243	98,984
Iron Mountain, Inc.	3,611	131,115
Pitney Bowes, Inc.	4,108	61,045
Republic Services, Inc.	6,536	215,688
Stericycle, Inc.*	1,801	191,230
The ADT Corp.	5,044	246,853
Tyco International Ltd.	10,089	322,848
Waste Management, Inc.	9,358	366,927
		1,728,626

Communications Equipment - 1.9%
Cisco Systems, Inc.	114,103	2,385,894
F5 Networks, Inc.*	1,701	151,525
Harris Corp.	2,415	111,911
JDS Uniphase Corp.*	4,955	66,248
Juniper Networks, Inc.*	11,161	206,925
Motorola Solutions, Inc.	5,906	378,161
QUALCOMM, Inc.	36,768	2,461,618
		5,762,282

Computers & Peripherals - 4.0%
Apple, Inc.	20,121	8,906,158
Dell, Inc.	31,253	447,855
EMC Corp.*	45,034	1,075,862
Hewlett-Packard Co.	41,788	996,226
NetApp, Inc.*	7,804	266,585
SanDisk Corp.*	5,198	285,890
Seagate Technology plc	6,835	249,888
Western Digital Corp.	4,635	233,048
		12,461,512

Construction & Engineering - 0.2%
Fluor Corp.	3,478	230,696
Jacobs Engineering Group, Inc.*	2,771	155,841
Quanta Services, Inc.*	4,611	131,782
		518,319

Construction Materials - 0.0%
Vulcan Materials Co.	2,808	145,174

Consumer Finance - 0.9%
American Express Co.	20,566	1,387,382
Capital One Financial Corp.	12,460	684,677
Discover Financial Services	10,601	475,349
SLM Corp.	9,701	198,677
		2,746,085

Containers & Packaging - 0.2%
Ball Corp.	3,198	152,161
Bemis Co., Inc.	2,169	87,541
MeadWestvaco Corp.	3,709	134,636
Owens-Illinois, Inc.*	3,511	93,568
Sealed Air Corp.	4,172	100,587
		568,493

Distributors - 0.1%
Genuine Parts Co.	3,300	257,400

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*	2,312	40,206
H&R Block, Inc.	5,908	173,813
		214,019

Diversified Financial Services - 3.6%
Bank of America Corp.	231,552	2,820,304
Citigroup, Inc.	65,029	2,876,883
CME Group, Inc.	6,567	403,148
IntercontinentalExchange, Inc.*	1,542	251,454
JPMorgan Chase & Co.	81,907	3,887,306
Leucadia National Corp.	6,355	174,318
McGraw-Hill Co.'s, Inc.	6,051	315,136
Moody's Corp.	4,198	223,837
NYSE Euronext	5,261	203,285
The NASDAQ OMX Group, Inc.	2,636	85,143
		11,240,814

Diversified Telecommunication Services - 2.6%
AT&T, Inc.	117,519	4,311,772
CenturyLink, Inc.	13,393	470,496
Frontier Communications Corp.	20,874	83,079
Verizon Communications, Inc.	61,167	3,006,358
Windstream Corp.	12,496	99,343
		7,971,048

Electric Utilities - 2.0%
American Electric Power Co., Inc.	10,479	509,594
Duke Energy Corp.	15,079	1,094,585
Edison International	7,079	356,215
Entergy Corp.	3,832	242,336
Exelon Corp.	18,466	636,708
FirstEnergy Corp.	8,950	377,690
NextEra Energy, Inc.	9,071	704,635
Northeast Utilities	6,793	295,224
Pepco Holdings, Inc.	4,919	105,267
Pinnacle West Capital Corp.	2,390	138,357
PPL Corp.	12,553	393,034
The Southern Co.	18,596	872,524
Xcel Energy, Inc.	10,528	312,681
		6,038,850

Electrical Equipment - 0.6%
Eaton Corp. plc	10,122	619,973
Emerson Electric Co.	15,452	863,303
Rockwell Automation, Inc.	3,027	261,381
Roper Industries, Inc.	2,099	267,224
		2,011,881

Electronic Equipment & Instruments - 0.4%
Amphenol Corp.	3,489	260,454
Corning, Inc.	31,509	420,015
FLIR Systems, Inc.	3,102	80,683
Jabil Circuit, Inc.	4,017	74,234
Molex, Inc.	3,004	87,957
TE Connectivity Ltd.	8,994	377,119
		1,300,462

Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	9,477	439,827
Cameron International Corp.*	5,325	347,190
Diamond Offshore Drilling, Inc.	1,510	105,036
Ensco plc	5,000	300,000
FMC Technologies, Inc.*	5,087	276,682
Halliburton Co.	19,941	805,816
Helmerich & Payne, Inc.	2,244	136,211
Nabors Industries Ltd.	6,027	97,758
National Oilwell Varco, Inc.	9,130	645,947
Noble Corp.	5,484	209,215
Rowan Co.'s plc*	2,619	92,608
Schlumberger Ltd.	28,424	2,128,673
		5,584,963

Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	9,361	993,296
CVS Caremark Corp.	26,347	1,448,822
Kroger Co.	11,181	370,538
Safeway, Inc.	5,284	139,233
Sysco Corp.	12,615	443,670
Walgreen Co.	18,405	877,550
Wal-Mart Stores, Inc.	35,794	2,678,465
Whole Foods Market, Inc.	3,747	325,052
		7,276,626

Food Products - 1.9%
Archer-Daniels-Midland Co.	14,182	478,359
Campbell Soup Co.	3,877	175,861
ConAgra Foods, Inc.	9,008	322,576
Dean Foods Co.*	3,917	71,015
General Mills, Inc.	13,837	682,302
H.J. Heinz Co.	6,862	495,917
Hormel Foods Corp.	3,019	124,745
J.M. Smucker Co.	2,295	227,572
Kellogg Co.	5,427	349,662
Kraft Foods Group, Inc.	12,680	653,400
McCormick & Co., Inc.	2,874	211,383
Mead Johnson Nutrition Co.	4,334	335,668
Mondelez International, Inc.	38,055	1,164,864
The Hershey Co.	3,237	283,335
Tyson Foods, Inc.	6,070	150,657
		5,727,316

Gas Utilities - 0.1%
AGL Resources, Inc.	2,552	107,056
Oneok, Inc.	4,494	214,229
		321,285

Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	33,612	1,187,176
Baxter International, Inc.	11,683	848,653
Becton Dickinson & Co.	4,151	396,877
Boston Scientific Corp.*	29,723	232,137
C.R. Bard, Inc.	1,628	164,070
CareFusion Corp.*	4,887	170,996
Covidien plc	10,102	685,320
DENTSPLY International, Inc.	2,966	125,818
Edwards Lifesciences Corp.*	2,498	205,236
Intuitive Surgical, Inc.*	859	421,932
Medtronic, Inc.	21,643	1,016,355
St. Jude Medical, Inc.	6,122	247,574
Stryker Corp.	6,189	403,770
Varian Medical Systems, Inc.*	2,335	168,120
Zimmer Holdings, Inc.	3,624	272,597
		6,546,631

Health Care Providers & Services - 1.8%
Aetna, Inc.	7,019	358,811
AmerisourceBergen Corp.	4,926	253,443
Cardinal Health, Inc.	7,294	303,576
CIGNA Corp.	6,186	385,821
Coventry Health Care, Inc.	2,888	135,823
DaVita HealthCare Partners, Inc.*	1,806	214,174
Express Scripts Holding Co.*	17,516	1,009,797
Humana, Inc.	3,389	234,214
Laboratory Corp. of America Holdings*	1,992	179,678
McKesson Corp.	4,984	538,073
Patterson Co.'s, Inc.	1,790	68,092
Quest Diagnostics, Inc.	3,432	193,736
Tenet Healthcare Corp.*	2,305	109,672
UnitedHealth Group, Inc.	21,933	1,254,787
WellPoint, Inc.	6,506	430,892
		5,670,589

Health Care Technology - 0.1%
Cerner Corp.*	3,159	299,315

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	9,506	326,056
Chipotle Mexican Grill, Inc.*	681	221,918
Darden Restaurants, Inc.	2,771	143,205
International Game Technology	5,766	95,139
Marriott International, Inc.	5,214	220,187
McDonald's Corp.	21,460	2,139,347
Starbucks Corp.	16,098	916,942
Starwood Hotels & Resorts Worldwide, Inc.	4,146	264,225
Wyndham Worldwide Corp.	2,924	188,540
Wynn Resorts Ltd.	1,737	217,403
Yum! Brands, Inc.	9,646	693,933
		5,426,895

Household Durables - 0.3%
D.R. Horton, Inc.	6,093	148,060
Garmin Ltd.	2,400	79,296
Harman International Industries, Inc.	1,447	64,580
Leggett & Platt, Inc.	2,911	98,334
Lennar Corp.	3,547	147,129
Newell Rubbermaid, Inc.	6,331	165,239
PulteGroup, Inc.*	7,368	149,128
Whirlpool Corp.	1,660	196,644
		1,048,410

Household Products - 2.2%
Colgate-Palmolive Co.	9,408	1,110,426
Kimberly-Clark Corp.	8,295	812,744
Procter & Gamble Co.	58,457	4,504,696
The Clorox Co.	2,803	248,150
		6,676,016

Independent Power Producers & Energy Traders - 0.1%
AES Corp.	13,547	170,286
NRG Energy, Inc.	7,012	185,748
		356,034

Industrial Conglomerates - 2.4%
3M Co.	13,584	1,444,115
Danaher Corp.	12,408	771,157
General Electric Co.	222,521	5,144,686
		7,359,958

Insurance - 4.1%
ACE Ltd.	7,261	646,011
Aflac, Inc.	10,010	520,720
Allstate Corp.	10,217	501,348
American International Group, Inc.*	31,593	1,226,440
Aon plc	6,668	410,082
Assurant, Inc.	1,704	76,697
Berkshire Hathaway, Inc., Class B*	39,032	4,067,134
Cincinnati Financial Corp.	3,192	150,630
Genworth Financial, Inc.*	10,646	106,460
Hartford Financial Services Group, Inc.	9,339	240,946
Lincoln National Corp.	5,809	189,431
Loews Corp.	6,625	291,964
Marsh & McLennan Co.'s, Inc.	11,769	446,869
MetLife, Inc.	23,403	889,782
Principal Financial Group, Inc.	6,053	205,984
Progressive Corp.	11,890	300,460
Prudential Financial, Inc.	9,951	587,009
The Chubb Corp.	5,585	488,855
The Travelers Co.'s, Inc.	8,088	680,929
Torchmark Corp.	2,055	122,889
Unum Group	5,774	163,117
XL Group plc	6,312	191,254
		12,505,011

Internet & Catalog Retail - 1.1%
Amazon.com, Inc.*	7,782	2,073,825
Expedia, Inc.	2,064	123,861
Netflix, Inc.*	1,203	227,860
priceline.com, Inc.*	1,067	734,021
TripAdvisor, Inc.*	2,391	125,576
		3,285,143

Internet Software & Services - 2.2%
Akamai Technologies, Inc.*	3,916	138,196
eBay, Inc.*	24,971	1,353,928
Google, Inc.*	5,714	4,537,087
VeriSign, Inc.*	3,265	154,369
Yahoo!, Inc.*	20,739	487,989
		6,671,569

IT Services - 3.8%
Accenture plc	13,789	1,047,550
Automatic Data Processing, Inc.	10,379	674,843
Cognizant Technology Solutions Corp.*	6,499	497,888
Computer Sciences Corp.	3,369	165,856
Fidelity National Information Services, Inc.	6,274	248,576
Fiserv, Inc.*	2,889	253,741
International Business Machines Corp.	22,419	4,781,973
MasterCard, Inc.	2,259	1,222,413
Paychex, Inc.	7,017	246,086
SAIC, Inc.	6,061	82,127
Teradata Corp.*	3,548	207,593
Total System Services, Inc.	3,443	85,317
Visa, Inc.	11,036	1,874,354
Western Union Co.	12,172	183,067
		11,571,384

Leisure Equipment & Products - 0.1%
Hasbro, Inc.	2,452	107,741
Mattel, Inc.	7,450	326,235
		433,976

Life Sciences - Tools & Services - 0.4%
Agilent Technologies, Inc.	7,425	311,627
Life Technologies Corp.*	3,725	240,747
PerkinElmer, Inc.	2,449	82,384
Thermo Fisher Scientific, Inc.	7,653	585,378
Waters Corp.*	1,838	172,607
		1,392,743

Machinery - 1.7%
Caterpillar, Inc.	14,018	1,219,146
Cummins, Inc.	3,778	437,530
Deere & Co.	8,336	716,729
Dover Corp.	3,738	272,426
Flowserve Corp.	1,030	172,741
Illinois Tool Works, Inc.	8,888	541,635
Ingersoll-Rand plc	5,898	324,449
Joy Global, Inc.	2,312	137,610
PACCAR, Inc.	7,564	382,436
Pall Corp.	2,405	164,430
Parker Hannifin Corp.	3,192	292,323
Pentair Ltd.	4,411	232,680
Snap-on, Inc.	1,212	100,232
Stanley Black & Decker, Inc.	3,473	281,209
Xylem, Inc.	4,026	110,957
		5,386,533

Media - 3.5%
Cablevision Systems Corp.	4,778	71,479
CBS Corp., Class B	12,521	584,605
Comcast Corp.	56,485	2,372,935
DIRECTV*	12,265	694,322
Discovery Communications, Inc.*	5,248	413,227
Gannett Co., Inc.	4,742	103,708
News Corp.	42,794	1,306,073
Omnicom Group, Inc.	5,594	329,487
Scripps Networks Interactive, Inc.	1,842	118,514
The Interpublic Group of Co.'s, Inc.	8,858	115,420
Time Warner Cable, Inc.	6,324	607,483
Time Warner, Inc.	20,004	1,152,630
Viacom, Inc., Class B	9,745	600,000
Walt Disney Co.	38,636	2,194,525
Washington Post Co., Class B	97	43,359
		10,707,767

Metals & Mining - 0.6%
Alcoa, Inc.	23,122	196,999
Allegheny Technologies, Inc.	2,226	70,586
Cliffs Natural Resources, Inc.	3,173	60,319
Freeport-McMoRan Copper & Gold, Inc.	20,320	672,592
Newmont Mining Corp.	10,737	449,773
Nucor Corp.	6,877	317,374
United States Steel Corp.	3,129	61,016
		1,828,659

Multiline Retail - 0.8%
Dollar General Corp.*	6,478	327,657
Dollar Tree, Inc.*	4,862	235,467
Family Dollar Stores, Inc.	2,116	124,950
J.C. Penney Co., Inc.	3,104	46,901
Kohl's Corp.	4,528	208,877
Macy's, Inc.	8,557	358,025
Nordstrom, Inc.	3,204	176,957
Target Corp.	13,927	953,303
		2,432,137

Multi-Utilities - 1.2%
Ameren Corp.	5,270	184,555
Centerpoint Energy, Inc.	9,253	221,702
CMS Energy Corp.	5,668	158,364
Consolidated Edison, Inc.	6,268	382,536
Dominion Resources, Inc.	12,333	717,534
DTE Energy Co.	3,682	251,628
Integrys Energy Group, Inc.	1,595	92,765
NiSource, Inc.	6,747	197,957
PG&E Corp.	9,305	414,352
Public Service Enterprise Group, Inc.	10,992	377,465
SCANA Corp.	2,865	146,573
Sempra Energy	4,905	392,106
TECO Energy, Inc.	4,687	83,522
Wisconsin Energy Corp.	4,903	210,290
		3,831,349

Office Electronics - 0.1%
Xerox Corp.	26,190	225,234

Oil, Gas & Consumable Fuels - 8.8%
Anadarko Petroleum Corp.	10,712	936,764
Apache Corp.	8,384	646,909
Cabot Oil & Gas Corp.	4,540	306,949
Chesapeake Energy Corp.	11,325	231,143
Chevron Corp.	41,573	4,939,704
ConocoPhillips	26,129	1,570,353
Consol Energy, Inc.	4,927	165,794
Denbury Resources, Inc.*	7,992	149,051
Devon Energy Corp.	8,080	455,874
EOG Resources, Inc.	5,837	747,545
EQT Corp.	3,264	221,136
Exxon Mobil Corp.	96,006	8,651,101
Hess Corp.	6,433	460,667
Kinder Morgan, Inc.	13,520	522,954
Marathon Oil Corp.	15,190	512,207
Marathon Petroleum Corp.	7,093	635,533
Murphy Oil Corp.	3,876	247,017
Newfield Exploration Co.*	2,875	64,457
Noble Energy, Inc.	3,835	443,556
Occidental Petroleum Corp.	17,238	1,350,942
Peabody Energy Corp.	5,884	124,447
Phillips 66 Co.	13,300	930,601
Pioneer Natural Resources Co.	2,863	355,728
QEP Resources, Inc.	3,707	118,031
Range Resources Corp.	3,499	283,559
Southwestern Energy Co.*	7,561	281,723
Spectra Energy Corp.	14,412	443,169
Tesoro Corp.	2,957	173,132
Valero Energy Corp.	11,833	538,283
Williams Co.'s, Inc.	14,650	548,789
WPX Energy, Inc.*	4,265	68,325
		27,125,443

Paper & Forest Products - 0.1%
International Paper Co.	9,497	442,370

Personal Products - 0.2%
Avon Products, Inc.	9,358	193,991
Estee Lauder Co.'s, Inc.	5,130	328,474
		522,465

Pharmaceuticals - 5.8%
AbbVie, Inc.	33,826	1,379,424
Actavis, Inc.*	2,766	254,776
Allergan, Inc.	6,582	734,749
Bristol-Myers Squibb Co.	35,039	1,443,256
Eli Lilly & Co.	21,363	1,213,205
Forest Laboratories, Inc.*	5,102	194,080
Hospira, Inc.*	3,519	115,529
Johnson & Johnson	59,819	4,877,043
Merck & Co., Inc.	64,678	2,860,708
Mylan, Inc.*	8,465	244,977
Perrigo Co.	1,918	227,724
Pfizer, Inc.	153,845	4,439,967
		17,985,438

Professional Services - 0.1%
Equifax, Inc.	2,578	148,467
Robert Half International, Inc.	2,935	110,150
The Dun & Bradstreet Corp.	875	73,194
		331,811

Real Estate Investment Trusts - 2.1%
American Tower Corp.	8,455	650,359
Apartment Investment & Management Co.	3,045	93,360
AvalonBay Communities, Inc.	2,429	307,681
Boston Properties, Inc.	3,289	332,386
Equity Residential	6,855	377,436
HCP, Inc.	9,702	483,742
Health Care REIT, Inc.	5,520	374,863
Host Hotels & Resorts, Inc.	15,343	268,349
Kimco Realty Corp.	8,535	191,184
Plum Creek Timber Co., Inc.	3,520	183,744
Prologis, Inc.	9,973	398,720
Public Storage	3,087	470,212
Simon Property Group, Inc.	6,696	1,061,718
Ventas, Inc.	6,248	457,354
Vornado Realty Trust	3,690	308,632
Weyerhaeuser Co.	11,704	367,271
		6,327,011

Real Estate Management & Development - 0.1%
CBRE Group, Inc.*	6,589	166,372

Road & Rail - 0.8%
CSX Corp.	21,845	538,042
Norfolk Southern Corp.	6,731	518,825
Ryder System, Inc.	1,042	62,260
Union Pacific Corp.	10,043	1,430,224
		2,549,351

Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices, Inc.*	12,618	32,176
Altera Corp.	6,843	242,721
Analog Devices, Inc.	6,506	302,464
Applied Materials, Inc.	25,928	349,510
Broadcom Corp.	11,221	389,032
First Solar, Inc.*	1,275	34,374
Intel Corp.	105,844	2,312,691
KLA-Tencor Corp.	3,628	191,341
Lam Research Corp.*	3,514	145,690
Linear Technology Corp.	5,024	192,771
LSI Corp.*	11,764	79,760
Microchip Technology, Inc.	4,226	155,348
Micron Technology, Inc.*	21,814	217,704
NVIDIA Corp.	13,117	168,160
Teradyne, Inc.*	4,074	66,080
Texas Instruments, Inc.	23,642	838,818
Xilinx, Inc.	5,571	212,645
		5,931,285

Software - 3.3%
Adobe Systems, Inc.*	10,581	460,379
Autodesk, Inc.*	4,844	199,767
BMC Software, Inc.*	2,851	132,087
CA, Inc.	7,258	182,684
Citrix Systems, Inc.*	3,989	287,846
Electronic Arts, Inc.*	6,422	113,670
Intuit, Inc.	6,024	395,476
Microsoft Corp.	161,325	4,615,508
Oracle Corp.	79,024	2,555,636
Red Hat, Inc.*	4,195	212,099
Salesforce.com, Inc.*	2,883	515,567
Symantec Corp.*	14,749	364,005
		10,034,724

Specialty Retail - 2.1%
Abercrombie & Fitch Co.	1,722	79,556
AutoNation, Inc.*	843	36,881
AutoZone, Inc.*	777	308,290
Bed Bath & Beyond, Inc.*	4,839	311,728
Best Buy Co., Inc.	5,692	126,078
CarMax, Inc.*	4,953	206,540
GameStop Corp.	2,806	78,484
L Brands, Inc.	5,122	228,749
Lowe's Co.'s, Inc.	23,754	900,752
O'Reilly Automotive, Inc.*	2,382	244,274
PetSmart, Inc.	2,370	147,177
Ross Stores, Inc.	4,858	294,492
Staples, Inc.	14,589	195,930
The Gap, Inc.	6,506	230,312
The Home Depot, Inc.	31,997	2,232,751
Tiffany & Co.	2,550	177,327
TJX Co.'s, Inc.	15,606	729,581
Urban Outfitters, Inc.*	2,369	91,775
		6,620,677

Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	6,009	300,390
Fossil, Inc.*	1,150	111,090
Nike, Inc., Class B	15,526	916,189
PVH Corp.	1,700	181,577
Ralph Lauren Corp.	1,301	220,272
VF Corp.	1,897	318,222
		2,047,740

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	10,462	90,392
People's United Financial, Inc.	7,526	101,149
		191,541

Tobacco - 1.7%
Altria Group, Inc.	43,011	1,479,148
Lorillard, Inc.	8,118	327,561
Philip Morris International, Inc.	35,262	3,269,140
Reynolds American, Inc.	6,885	306,314
		5,382,163

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,881	301,989
W.W. Grainger, Inc.	1,279	287,749
		589,738

Wireless Telecommunication Services - 0.3%
Crown Castle International Corp.*	6,274	436,921
MetroPCS Communications, Inc.*	6,370	69,433
Sprint Nextel Corp.*	65,061	404,029
		910,383

Total Equity Securities (Cost $210,849,539)		299,604,912

EXCHANGE TRADED FUNDS - 1.3%
SPDR S&P 500 Trust	25,600	4,007,680

Total Exchange Traded Funds (Cost $3,853,670)		4,007,680

U.S. TREASURY OBLIGATIONS - 0.2%	PRINCIPAL AMOUNT
United States Treasury Bills, 0.135%, 5/2/13^	$500,000	499,942

Total U.S. Treasury Obligations (Cost $499,942)		499,942

TIME DEPOSIT - 1.4%
State Street Bank Time Deposit, 0.12%, 4/1/13	4,200,214	4,200,214

Total Time Deposit (Cost $4,200,214)		4,200,214

TOTAL INVESTMENTS (Cost $219,403,365) - 100.1%		308,312,748
Other assets and liabilities, net - (0.1%)		(202,252)
NET ASSETS - 100%		$308,110,496

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 500 Index^	36	6/13	$2,812,860	$15,969
S&P 500 Index^	6	6/13	2,344,050	27,177
Total Purchased				$43,146

^ Futures collateralized by $500,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP S&P MID CAP 400 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2013

EQUITY SECURITIES - 96.6%	SHARES	VALUE
Aerospace & Defense - 1.4%
Alliant Techsystems, Inc.	5,089	$368,596
B/E Aerospace, Inc.*	16,194	976,336
Esterline Technologies Corp.*	4,772	361,241
Exelis, Inc.	29,416	320,340
Huntington Ingalls Industries, Inc.	7,638	407,335
Triumph Group, Inc.	7,718	605,863
		3,039,711

Air Freight & Logistics - 0.1%
UTi Worldwide, Inc.	15,979	231,376

Airlines - 0.4%
Alaska Air Group, Inc.*	10,832	692,815
JetBlue Airways Corp.*	34,585	238,636
		931,451

Auto Components - 0.2%
Gentex Corp.	22,240	445,022

Automobiles - 0.1%
Thor Industries, Inc.	6,770	249,068

Biotechnology - 2.0%
Regeneron Pharmaceuticals, Inc.*	11,763	2,074,993
United Therapeutics Corp.*	7,186	437,412
Vertex Pharmaceuticals, Inc.*	33,598	1,847,218
		4,359,623

Building Products - 0.6%
Fortune Brands Home & Security, Inc.*	25,287	946,492
Lennox International, Inc.	7,042	447,097
		1,393,589

Capital Markets - 2.4%
Affiliated Managers Group, Inc.*	8,070	1,239,310
Apollo Investment Corp.	31,242	261,183
Eaton Vance Corp.	17,946	750,681
Federated Investors, Inc., Class B	14,600	345,582
Greenhill & Co., Inc.	3,956	211,171
Janus Capital Group, Inc.	29,737	279,528
Raymond James Financial, Inc.	17,381	801,264
SEI Investments Co.	20,736	598,234
Waddell & Reed Financial, Inc.	13,180	577,020
		5,063,973

Chemicals - 2.6%
Albemarle Corp.	13,679	855,211
Ashland, Inc.	11,310	840,333
Cabot Corp.	9,231	315,700
Cytec Industries, Inc.	6,902	511,300
Intrepid Potash, Inc.	8,390	157,396
Minerals Technologies, Inc.	5,401	224,196
NewMarket Corp.	1,653	430,375
Olin Corp.	12,487	314,922
RPM International, Inc.	20,380	643,601
Scotts Miracle-Gro Co.	5,978	258,489
Sensient Technologies Corp.	7,698	300,915
Valspar Corp.	12,881	801,842
		5,654,280

Commercial Banks - 3.8%
Associated Banc-Corp.	25,869	392,950
BancorpSouth, Inc.	12,906	210,368
Bank of Hawaii Corp.	7,003	355,822
Cathay General Bancorp	11,282	226,994
City National Corp.	7,299	429,984
Commerce Bancshares, Inc.	11,870	484,656
Cullen/Frost Bankers, Inc.	9,472	592,284
East West Bancorp, Inc.	21,577	553,882
First Niagara Financial Group, Inc.	54,294	481,045
FirstMerit Corp.	16,886	279,126
Fulton Financial Corp.	30,556	357,505
Hancock Holding Co.	13,070	404,124
International Bancshares Corp.	8,471	176,197
Prosperity Bancshares, Inc.	6,905	327,228
Signature Bank*	7,110	559,984
SVB Financial Group*	6,935	491,969
Synovus Financial Corp.	122,544	339,447
TCF Financial Corp.	25,100	375,496
Trustmark Corp.	10,225	255,727
Valley National Bancorp	30,650	313,856
Webster Financial Corp.	12,508	303,444
Westamerica Bancorporation	4,183	189,615
		8,101,703

Commercial Services & Supplies - 1.7%
Clean Harbors, Inc.*	8,139	472,795
Copart, Inc.*	16,331	559,827
Deluxe Corp.	7,930	328,302
Herman Miller, Inc.	8,989	248,726
HNI Corp.	6,922	245,662
Mine Safety Appliances Co.	4,787	237,531
Rollins, Inc.	10,259	251,858
RR Donnelley & Sons Co.	28,090	338,483
The Brink's Co.	7,464	210,933
TravelCenters of America LLC (b)*	60,000	10
Waste Connections, Inc.	18,991	683,296
		3,577,423

Communications Equipment - 0.9%
Adtran, Inc.	9,764	191,863
Ciena Corp.*	15,700	251,357
InterDigital, Inc.	6,380	305,155
Plantronics, Inc.	6,665	294,526
Polycom, Inc.*	27,331	302,827
Riverbed Technology, Inc.*	25,033	373,242
Tellabs, Inc.	51,556	107,752
		1,826,722

Computers & Peripherals - 0.7%
Diebold, Inc.	9,739	295,286
Lexmark International, Inc.	9,727	256,793
NCR Corp.*	25,085	691,343
QLogic Corp.*	13,997	162,365
		1,405,787

Construction & Engineering - 0.9%
AECOM Technology Corp.*	16,129	529,031
Granite Construction, Inc.	5,546	176,585
KBR, Inc.	22,730	729,178
URS Corp.	11,826	560,671
		1,995,465

Construction Materials - 0.3%
Martin Marietta Materials, Inc.	7,065	720,771

Containers & Packaging - 1.6%
AptarGroup, Inc.	10,196	584,741
Greif, Inc.	4,725	253,354
Packaging Corp. of America	15,118	678,345
Rock-Tenn Co.	11,078	1,027,928
Silgan Holdings, Inc.	7,055	333,349
Sonoco Products Co.	15,553	544,199
		3,421,916

Distributors - 0.5%
LKQ Corp.*	45,945	999,763

Diversified Consumer Services - 0.8%
DeVry, Inc.	8,755	277,971
Matthews International Corp.	4,284	149,469
Regis Corp.	8,716	158,544
Service Corp. International	32,509	543,875
Sotheby's	10,559	395,012
Strayer Education, Inc.	1,749	84,617
		1,609,488

Diversified Financial Services - 0.5%
CBOE Holdings, Inc.	13,439	496,437
MSCI, Inc.*	18,514	628,180
		1,124,617

Diversified Telecommunication Services - 0.3%
tw telecom, Inc.*	23,580	593,980

Electric Utilities - 2.1%
Cleco Corp.	9,461	444,951
Great Plains Energy, Inc.	23,645	548,327
Hawaiian Electric Industries, Inc.	15,106	418,587
IDACORP, Inc.	7,721	372,693
NV Energy, Inc.	36,199	725,066
OGE Energy Corp.	15,212	1,064,536
PNM Resources, Inc.	12,410	289,029
Westar Energy, Inc.	19,522	647,740
		4,510,929

Electrical Equipment - 1.7%
Acuity Brands, Inc.	6,590	457,017
AMETEK, Inc.	37,462	1,624,352
General Cable Corp.*	7,654	280,366
Hubbell, Inc., Class B	8,217	797,953
Regal-Beloit Corp.	6,932	565,374
		3,725,062

Electronic Equipment & Instruments - 2.0%
Arrow Electronics, Inc.*	16,325	663,121
Avnet, Inc.*	21,094	763,603
Ingram Micro, Inc.*	23,393	460,374
Itron, Inc.*	6,108	283,411
National Instruments Corp.	14,634	479,264
Tech Data Corp.*	5,815	265,222
Trimble Navigation Ltd.*	39,318	1,177,967
Vishay Intertechnology, Inc.*	20,314	276,474
		4,369,436

Energy Equipment & Services - 2.8%
Atwood Oceanics, Inc.*	8,873	466,187
CARBO Ceramics, Inc.	3,058	278,492
Dresser-Rand Group, Inc.*	11,686	720,559
Dril-Quip, Inc.*	5,670	494,254
Helix Energy Solutions Group, Inc.*	15,163	346,929
Oceaneering International, Inc.	16,654	1,105,992
Oil States International, Inc.*	8,450	689,266
Patterson-UTI Energy, Inc.	22,470	535,685
Superior Energy Services, Inc.*	24,700	641,459
Tidewater, Inc.	7,607	384,154
Unit Corp.*	6,734	306,734
		5,969,711

Food & Staples Retailing - 0.4%
Harris Teeter Supermarkets, Inc.	7,682	328,099
SUPERVALU, Inc.	30,880	155,635
United Natural Foods, Inc.*	7,676	377,659
		861,393

Food Products - 2.0%
Flowers Foods, Inc.	17,675	582,215
Green Mountain Coffee Roasters, Inc.*	19,019	1,079,518
Hillshire Brands Co.	19,043	669,361
Ingredion, Inc.	11,927	862,561
Lancaster Colony Corp.	2,986	229,922
Post Holdings, Inc.*	5,031	215,981
Smithfield Foods, Inc.*	19,221	508,972
Tootsie Roll Industries, Inc.	3,361	100,524
		4,249,054

Gas Utilities - 1.4%
Atmos Energy Corp.	13,930	594,672
National Fuel Gas Co.	12,856	788,716
Questar Corp.	26,962	655,985
UGI Corp.	17,428	669,061
WGL Holdings, Inc.	8,041	354,608
		3,063,042

Health Care Equipment & Supplies - 2.5%
Hill-Rom Holdings, Inc.	9,291	327,229
Hologic, Inc.*	41,221	931,595
IDEXX Laboratories, Inc.*	8,404	776,445
Masimo Corp.	8,242	161,708
ResMed, Inc.	22,096	1,024,370
STERIS Corp.	9,003	374,615
Teleflex, Inc.	6,310	533,258
The Cooper Co.'s, Inc.	7,461	804,893
Thoratec Corp.*	8,870	332,625
		5,266,738

Health Care Providers & Services - 3.0%
Community Health Systems, Inc.	14,208	673,317
Health Management Associates, Inc.*	39,611	509,794
Health Net, Inc.*	12,203	349,250
Henry Schein, Inc.*	13,485	1,248,037
LifePoint Hospitals, Inc.*	7,229	350,317
Mednax, Inc.*	7,702	690,330
Omnicare, Inc.	16,113	656,121
Owens & Minor, Inc.	9,877	321,595
Universal Health Services, Inc., Class B	13,695	874,700
VCA Antech, Inc.*	13,609	319,675
WellCare Health Plans, Inc.*	6,655	385,724
		6,378,860

Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	26,526	360,488
HMS Holdings Corp.*	13,404	363,919
		724,407

Hotels, Restaurants & Leisure - 1.3%
Bally Technologies, Inc.*	6,391	332,140
Bob Evans Farms, Inc.	4,293	182,968
Brinker International, Inc.	10,899	410,347
International Speedway Corp.	4,045	132,191
Life Time Fitness, Inc.*	6,116	261,642
Panera Bread Co.*	4,325	714,663
Scientific Games Corp.*	8,218	71,907
The Cheesecake Factory, Inc.	7,542	291,197
Wendy's Co.	43,359	245,846
WMS Industries, Inc.*	8,504	214,386
		2,857,287

Household Durables - 2.3%
Jarden Corp.*	17,161	735,349
KB Home	12,700	276,479
MDC Holdings, Inc.	5,977	219,057
Mohawk Industries, Inc.*	8,967	1,014,347
NVR, Inc.*	723	780,919
Tempur-Pedic International, Inc.*	9,206	456,894
Toll Brothers, Inc.*	23,170	793,341
Tupperware Brands Corp.	8,318	679,913
		4,956,299

Household Products - 1.1%
Church & Dwight Co., Inc.	21,249	1,373,323
Energizer Holdings, Inc.	9,530	950,427
		2,323,750

Industrial Conglomerates - 0.3%
Carlisle Co.'s, Inc.	9,834	666,647

Insurance - 4.7%
Alleghany Corp.*	2,597	1,028,204
American Financial Group, Inc.	11,531	546,339
Arthur J. Gallagher & Co.	19,375	800,381
Aspen Insurance Holdings Ltd.	10,771	415,545
Brown & Brown, Inc.	18,175	582,327
Everest Re Group Ltd.	7,868	1,021,739
Fidelity National Financial, Inc.	33,000	832,590
First American Financial Corp.	16,560	423,439
Hanover Insurance Group, Inc.	6,944	344,978
HCC Insurance Holdings, Inc.	15,491	651,087
Kemper Corp.	8,455	275,718
Mercury General Corp.	5,582	211,725
Old Republic International Corp.	37,160	472,304
Primerica, Inc.	7,043	230,870
Protective Life Corp.	12,033	430,781
Reinsurance Group of America, Inc.	11,384	679,283
StanCorp Financial Group, Inc.	6,892	294,702
WR Berkley Corp.	16,966	752,781
		9,994,793

Internet & Catalog Retail - 0.1%
HSN, Inc.	5,663	310,672

Internet Software & Services - 1.6%
AOL, Inc.*	11,989	461,456
Equinix, Inc.*	7,515	1,625,570
Monster Worldwide, Inc.*	18,741	95,017
Rackspace Hosting, Inc.*	17,069	861,643
ValueClick, Inc.*	10,960	323,868
		3,367,554

IT Services - 3.1%
Acxiom Corp.*	11,368	231,907
Alliance Data Systems Corp.*	7,680	1,243,315
Broadridge Financial Solutions, Inc.	18,764	466,098
Convergys Corp.	16,362	278,645
CoreLogic, Inc.*	15,186	392,710
DST Systems, Inc.	4,635	330,336
Gartner, Inc.*	14,377	782,253
Global Payments, Inc.	12,122	601,979
Jack Henry & Associates, Inc.	13,268	613,114
Lender Processing Services, Inc.	13,219	336,556
Mantech International Corp.	3,690	99,150
NeuStar, Inc.*	10,184	473,862
VeriFone Systems, Inc.*	16,796	347,341
WEX, Inc.*	5,959	467,781
		6,665,047

Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	9,801	906,494

Life Sciences - Tools & Services - 1.3%
Bio-Rad Laboratories, Inc.*	3,098	390,348
Charles River Laboratories International, Inc.*	7,419	328,439
Covance, Inc.*	8,526	633,652
Mettler-Toledo International, Inc.*	4,666	994,885
Techne Corp.	5,393	365,915
		2,713,239

Machinery - 5.3%
AGCO Corp.	14,942	778,777
CLARCOR, Inc.	7,640	400,183
Crane Co.	7,450	416,157
Donaldson Co., Inc.	20,776	751,883
Gardner Denver, Inc.	7,568	568,433
Graco, Inc.	9,369	543,683
Harsco Corp.	12,555	310,987
IDEX Corp.	12,707	678,808
ITT Corp.	14,213	404,076
Kennametal, Inc.	12,198	476,210
Lincoln Electric Holdings, Inc.	12,772	691,987
Nordson Corp.	8,789	579,635
Oshkosh Corp.*	13,453	571,618
SPX Corp.	7,235	571,276
Terex Corp.*	17,046	586,723
Timken Co.	12,261	693,727
Trinity Industries, Inc.	12,183	552,255
Valmont Industries, Inc.	3,616	568,688
Wabtec Corp.	7,349	750,406
Woodward, Inc.	9,381	372,989
		11,268,501

Marine - 0.4%
Kirby Corp.*	8,709	668,851
Matson, Inc.	6,642	163,393
		832,244

Media - 1.2%
AMC Networks, Inc.*	8,998	568,494
Cinemark Holdings, Inc.	15,753	463,768
DreamWorks Animation SKG, Inc.*	11,042	209,356
John Wiley & Sons, Inc.	7,323	285,304
Lamar Advertising Co.*	8,529	414,595
Meredith Corp.	5,534	211,731
New York Times Co.*	18,784	184,083
Scholastic Corp.	4,042	107,719
Valassis Communications, Inc.	6,028	180,057
		2,625,107

Metals & Mining - 1.6%
Carpenter Technology Corp.	6,888	339,510
Commercial Metals Co.	17,941	284,365
Compass Minerals International, Inc.	5,158	406,966
Reliance Steel & Aluminum Co.	11,771	837,742
Royal Gold, Inc.	10,015	711,365
Steel Dynamics, Inc.	34,157	542,072
Worthington Industries, Inc.	8,243	255,368
		3,377,388

Multiline Retail - 0.2%
Big Lots, Inc.*	8,915	314,432
Saks, Inc.*	15,613	179,081
		493,513

Multi-Utilities - 1.1%
Alliant Energy Corp.	17,091	857,626
Black Hills Corp.	6,810	299,913
MDU Resources Group, Inc.	29,077	726,634
Vectren Corp.	12,658	448,346
		2,332,519

Office Electronics - 0.2%
Zebra Technologies Corp.*	7,923	373,411

Oil, Gas & Consumable Fuels - 3.0%
Alpha Natural Resources, Inc.*	33,987	279,033
Arch Coal, Inc.	32,683	177,469
Bill Barrett Corp.*	7,456	151,133
Cimarex Energy Co.	13,305	1,003,729
Energen Corp.	11,121	578,403
Forest Oil Corp.*	18,802	98,899
HollyFrontier Corp.	31,343	1,612,597
Northern Oil And Gas, Inc.*	9,375	134,813
Plains Exploration & Production Co.*	19,864	942,944
Quicksilver Resources, Inc.*	18,832	42,372
Rosetta Resources, Inc.*	8,185	389,442
SM Energy Co.	10,195	603,748
World Fuel Services Corp.	11,118	441,607
		6,456,189

Paper & Forest Products - 0.4%
Domtar Corp.	5,355	415,655
Louisiana-Pacific Corp.*	21,449	463,299
		878,954

Pharmaceuticals - 0.3%
Endo Health Solutions, Inc.*	17,569	540,422

Professional Services - 0.8%
Corporate Executive Board Co.	5,139	298,884
FTI Consulting, Inc.*	6,288	236,806
Manpower, Inc.	11,836	671,338
Towers Watson & Co.	8,691	602,460
		1,809,488

Real Estate Investment Trusts - 10.1%
Alexandria Real Estate Equities, Inc.	9,815	696,669
American Campus Communities, Inc.	16,117	730,745
BioMed Realty Trust, Inc.	28,412	613,699
BRE Properties, Inc.	11,848	576,761
Camden Property Trust	13,009	893,458
Corporate Office Properties Trust	13,208	352,389
Corrections Corp. of America	15,437	603,124
Duke Realty Corp.	49,532	841,053
Equity One, Inc.	9,520	228,194
Essex Property Trust, Inc.	5,837	878,935
Extra Space Storage, Inc.	15,859	622,783
Federal Realty Investment Trust	9,997	1,080,076
Highwoods Properties, Inc.	12,404	490,826
Home Properties, Inc.	7,906	501,398
Hospitality Properties Trust	21,188	581,399
Kilroy Realty Corp.	11,538	604,591
Liberty Property Trust	18,421	732,235
Macerich Co.	21,152	1,361,766
Mack-Cali Realty Corp.	12,941	370,242
National Retail Properties, Inc.	17,834	645,056
Omega Healthcare Investors, Inc.	17,453	529,873
Potlatch Corp.	6,221	285,295
Rayonier, Inc.	19,195	1,145,366
Realty Income Corp.	29,873	1,354,741
Regency Centers Corp.	13,920	736,507
Senior Housing Properties Trust	29,106	780,914
SL Green Realty Corp.	14,079	1,212,343
Taubman Centers, Inc.	9,754	757,496
UDR, Inc.	38,524	931,896
Weingarten Realty Investors	17,214	543,102
		21,682,932

Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.*	6,642	237,452
Jones Lang LaSalle, Inc.	6,784	674,397
		911,849

Road & Rail - 2.1%
Con-way, Inc.	8,623	303,616
Genesee & Wyoming, Inc.*	7,610	708,567
JB Hunt Transport Services, Inc.	13,938	1,038,102
Kansas City Southern	16,962	1,881,086
Landstar System, Inc.	7,240	413,332
Werner Enterprises, Inc.	6,882	166,131
		4,510,834

Semiconductors & Semiconductor Equipment - 1.9%
Atmel Corp.*	67,652	470,858
Cree, Inc.*	17,962	982,701
Cypress Semiconductor Corp.*	20,491	226,016
Fairchild Semiconductor International, Inc.*	19,561	276,593
Integrated Device Technology, Inc.*	22,639	169,113
International Rectifier Corp.*	10,653	225,311
Intersil Corp.	19,451	169,418
MEMC Electronic Materials, Inc.*	35,620	156,728
RF Micro Devices, Inc.*	43,052	229,037
Semtech Corp.*	10,196	360,836
Silicon Laboratories, Inc.*	5,946	245,927
Skyworks Solutions, Inc.*	29,563	651,273
		4,163,811

Software - 4.3%
ACI Worldwide, Inc.*	6,075	296,824
Advent Software, Inc.*	4,898	136,997
ANSYS, Inc.*	14,311	1,165,202
Cadence Design Systems, Inc.*	43,401	604,576
Commvault Systems, Inc.*	6,610	541,888
Compuware Corp.*	32,678	408,475
Concur Technologies, Inc.*	7,036	483,092
FactSet Research Systems, Inc.	6,260	579,676
Fair Isaac Corp.	5,466	249,742
Informatica Corp.*	16,606	572,409
Mentor Graphics Corp.	14,548	262,591
MICROS Systems, Inc.*	12,217	555,996
PTC, Inc.*	18,409	469,245
Rovi Corp.*	16,009	342,753
SolarWinds, Inc.*	9,516	562,396
Solera Holdings, Inc.	10,608	618,765
Synopsys, Inc.*	23,682	849,710
TIBCO Software, Inc.*	23,947	484,208
		9,184,545

Specialty Retail - 3.9%
Aaron's, Inc.	10,954	314,161
Advance Auto Parts, Inc.	11,342	937,416
Aeropostale, Inc.*	12,194	165,838
American Eagle Outfitters, Inc.	27,749	518,906
ANN, Inc.*	7,498	217,592
Ascena Retail Group, Inc.*	19,517	362,040
Barnes & Noble, Inc.*	5,985	98,453
Cabela's, Inc.*	7,120	432,754
Chico's FAS, Inc.	25,521	428,753
Dick's Sporting Goods, Inc.	15,109	714,656
Foot Locker, Inc.	23,209	794,676
Guess?, Inc.	9,444	234,495
Office Depot, Inc.*	44,774	175,962
Rent-A-Center, Inc.	8,964	331,130
Signet Jewelers Ltd.	12,471	835,557
Tractor Supply Co.	10,657	1,109,713
Williams-Sonoma, Inc.	13,286	684,495
		8,356,597

Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.*	7,909	452,948
Deckers Outdoor Corp.*	5,297	294,990
Hanesbrands, Inc.*	15,246	694,608
Under Armour, Inc.*	11,938	611,226
		2,053,772

Thrifts & Mortgage Finance - 0.6%
Astoria Financial Corp.	12,727	125,488
New York Community Bancorp, Inc.	67,808	973,045
Washington Federal, Inc.	16,200	283,500
		1,382,033

Tobacco - 0.1%
Universal Corp.	3,591	201,240

Trading Companies & Distributors - 1.0%
GATX Corp.	7,222	375,327
MSC Industrial Direct Co., Inc.	7,196	617,273
United Rentals, Inc.*	14,323	787,335
Watsco, Inc.	4,621	388,996
		2,168,931

Water Utilities - 0.3%
Aqua America, Inc.	21,611	679,450

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	15,471	325,974

Total Equity Securities (Cost $153,038,140)		207,235,846

EXCHANGE TRADED FUNDS - 1.7%
SPDR S&P MidCap 400 Trust	16,950	3,554,754

Total Exchange Traded Funds (Cost $3,100,906)		3,554,754

TIME DEPOSIT - 1.7%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.12%, 4/1/13	$3,760,156	3,760,156

Total Time Deposit (Cost $3,760,156)		3,760,156

U.S. TREASURY OBLIGATIONS - 0.2%
United States Treasury Bills, 0.135%, 5/2/13^	500,000	499,942

Total U.S. Treasury Obligations (Cost $499,942)		499,942

TOTAL INVESTMENTS (Cost $160,399,144) - 100.2%		215,050,698
Other assets and liabilities, net - (0.2%)		(488,238)
NET ASSETS - 100%		$214,562,460

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 400 Index^	38	6/13	$4,373,800	$76,772

(b) This security was valued by the Board of Directors. See Note A.

^ Futures collateralized by $500,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2013

EQUITY SECURITIES - 93.0%	SHARES	VALUE
Aerospace & Defense - 1.5%
AAR Corp.	3,414	$62,783
Aerovironment, Inc.*	1,447	26,234
American Science & Engineering, Inc.	788	48,060
API Technologies Corp.*	2,912	7,222
Astronics Corp.*	970	28,925
CPI Aerostructures, Inc.*	507	4,345
Cubic Corp.	1,378	58,868
Curtiss-Wright Corp.	4,224	146,573
DigitalGlobe, Inc.*	4,756	137,496
Esterline Technologies Corp.*	2,760	208,932
GenCorp, Inc.*	5,118	68,069
HEICO Corp.	4,743	205,894
Hexcel Corp.*	8,966	260,104
Keyw Holding Corp.*	2,211	35,663
Kratos Defense & Security Solutions, Inc.*	3,130	15,744
LMI Aerospace, Inc.*	916	19,044
Moog, Inc.*	3,982	182,495
National Presto Industries, Inc.	420	33,810
Orbital Sciences Corp.*	5,042	84,151
SIFCO Industries, Inc.	226	4,161
Sypris Solutions, Inc.	953	3,984
Taser International, Inc.*	5,000	39,750
Teledyne Technologies, Inc.*	3,309	259,558
		1,941,865

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	4,743	27,652
Atlas Air Worldwide Holdings, Inc.*	2,379	96,968
Echo Global Logistics, Inc.*	1,329	29,398
Forward Air Corp.	2,539	94,679
HUB Group, Inc.*	3,340	128,456
Pacer International, Inc.*	3,629	18,254
Park-Ohio Holdings Corp.*	726	24,052
XPO Logistics, Inc.*	1,587	26,725
		446,184

Airlines - 0.9%
Alaska Air Group, Inc.*	6,402	409,472
Allegiant Travel Co.	1,330	118,078
Hawaiian Holdings, Inc.*	4,528	26,081
JetBlue Airways Corp.*	20,251	139,732
Republic Airways Holdings, Inc.*	4,602	53,107
Skywest, Inc.	4,346	69,753
Spirit Airlines, Inc.*	3,745	94,973
US Airways Group, Inc.*	14,616	248,034
		1,159,230

Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc.*	6,004	81,955
Cooper Tire & Rubber Co.	5,611	143,978
Dana Holding Corp.	13,297	237,086
Dorman Products, Inc.	2,205	82,048
Drew Industries, Inc.	1,669	60,601
Exide Technologies*	6,612	17,852
Federal-Mogul Corp.*	1,665	10,040
Fuel Systems Solutions, Inc.*	1,481	24,392
Gentherm, Inc.*	2,493	40,835
Modine Manufacturing Co.*	4,047	36,828
Shiloh Industries, Inc.	483	5,202
Spartan Motors, Inc.	3,414	18,128
Standard Motor Products, Inc.	1,820	50,450
Stoneridge, Inc.*	2,174	16,588
Superior Industries International, Inc.	2,023	37,790
Tenneco, Inc.*	5,465	214,829
Tower International, Inc.*	681	9,534
		1,088,136

Automobiles - 0.0%
Winnebago Industries, Inc.*	2,545	52,529

Beverages - 0.1%
Central European Distribution Corp.*	5,976	2,002
Coca Cola Bottling Co. Consolidated	436	26,299
Craft Brew Alliance, Inc.*	855	6,361
National Beverage Corp.	1,154	16,214
The Boston Beer Company, Inc.*	675	107,757
		158,633

Biotechnology - 3.7%
Achillion Pharmaceuticals, Inc.*	5,291	46,243
Acorda Therapeutics, Inc.*	3,610	115,628
Aegerion Pharmaceuticals, Inc.*	2,503	100,971
Affymax, Inc.*	3,224	4,481
Agenus, Inc.*	2,052	7,982
Alkermes plc*	11,023	261,355
Allos Therapeutics, Inc. - Contingent Value Rights (b)*	8,161	—
Alnylam Pharmaceuticals, Inc.*	4,881	118,950
AMAG Pharmaceuticals, Inc.*	1,838	43,836
Amicus Therapeutics, Inc.*	2,714	8,603
Anacor Pharmaceuticals, Inc.*	1,231	7,952
Arena Pharmaceuticals, Inc.*	19,304	158,486
Arqule, Inc.*	5,260	13,623
Array Biopharma, Inc.*	10,324	50,794
Astex Pharmaceuticals, Inc.*	8,384	37,393
AVEO Pharmaceuticals, Inc.*	3,503	25,747
BioCryst Pharmaceuticals, Inc.*	4,427	5,268
Biospecifics Technologies Corp.*	285	4,859
Biotime, Inc.*	1,975	7,545
Celldex Therapeutics, Inc.*	7,149	82,785
Cepheid, Inc.*	5,907	226,652
ChemoCentryx, Inc.*	476	6,578
Clovis Oncology, Inc.*	1,230	35,264
Codexis, Inc.*	2,017	4,821
Coronado Biosciences, Inc.*	1,219	11,849
Cubist Pharmaceuticals, Inc.*	5,703	267,015
Curis, Inc.*	6,491	21,291
Cytori Therapeutics, Inc.*	4,706	11,812
Dendreon Corp.*	13,865	65,581
Discovery Laboratories, Inc.*	3,905	8,942
Durata Therapeutics, Inc.*	750	6,750
Dyax Corp.*	9,064	39,519
Dynavax Technologies Corp.*	15,554	34,530
Emergent Biosolutions, Inc.*	2,331	32,587
Enzon Pharmaceuticals, Inc.	3,403	12,931
Exact Sciences Corp.*	5,655	55,419
Exelixis, Inc.*	16,302	75,315
Genomic Health, Inc.*	1,445	40,865
Geron Corp.*	10,723	11,474
GTx, Inc.*	1,483	6,154
Halozyme Therapeutics, Inc.*	8,079	46,616
Hyperion Therapeutics, Inc.*	315	8,133
Idenix Pharmaceuticals, Inc.*	7,999	28,476
ImmunoCellular Therapeutics Ltd.*	3,584	9,820
Immunogen, Inc.*	7,409	118,989
Immunomedics, Inc.*	6,814	16,422
Infinity Pharmaceuticals, Inc.*	2,514	121,854
Intercept Pharmaceuticals, Inc.*	419	15,671
InterMune, Inc.*	7,188	65,051
Ironwood Pharmaceuticals, Inc.*	6,767	123,768
Isis Pharmaceuticals, Inc.*	9,020	152,799
Keryx Biopharmaceuticals, Inc.*	7,220	50,829
KYTHERA Biopharmaceuticals, Inc.*	449	10,938
Lexicon Pharmaceuticals, Inc.*	17,874	38,965
Ligand Pharmaceuticals, Inc., Class B*	1,684	44,879
MannKind Corp.*	11,904	40,355
Maxygen, Inc.	2,883	6,948
Merrimack Pharmaceuticals, Inc.*	1,369	8,351
Momenta Pharmaceuticals, Inc.*	4,217	56,255
Neurocrine Biosciences, Inc.*	5,970	72,476
NewLink Genetics Corp.*	1,141	14,000
Novavax, Inc.*	10,291	23,464
NPS Pharmaceuticals, Inc.*	7,757	79,044
OncoGenex Pharmaceutical, Inc.*	1,309	14,831
Oncothyreon, Inc.*	5,144	10,700
Opko Health, Inc.*	9,218	70,333
Orexigen Therapeutics, Inc.*	6,466	40,413
Osiris Therapeutics, Inc.*	1,745	18,148
PDL BioPharma, Inc.	12,211	89,262
Pharmacyclics, Inc.*	4,827	388,139
Progenics Pharmaceuticals, Inc.*	2,933	15,809
Raptor Pharmaceutical Corp.*	3,949	23,102
Regulus Therapeutics, Inc.*	1,151	8,920
Repligen Corp.*	2,777	19,189
Rigel Pharmaceuticals, Inc.*	7,590	51,536
Sangamo Biosciences, Inc.*	4,682	44,760
Seattle Genetics, Inc.*	8,558	303,895
SIGA Technologies, Inc.*	2,826	10,117
Spectrum Pharmaceuticals, Inc.	5,050	37,673
Sunesis Pharmaceuticals, Inc.*	2,400	13,128
Synageva BioPharma Corp.*	927	50,911
Synergy Pharmaceuticals, Inc.*	3,700	22,459
Synta Pharmaceuticals Corp.*	3,342	28,741
Targacept, Inc.*	2,414	10,332
TESARO, Inc.*	400	8,784
Theravance, Inc.*	5,462	129,012
Threshold Pharmaceuticals, Inc.*	4,048	18,661
Trius Therapeutics, Inc.*	2,239	15,315
Vanda Pharmaceuticals, Inc.*	2,587	10,141
Verastem, Inc.*	541	5,204
Vical, Inc.*	7,213	28,708
XOMA Corp.*	6,130	21,394
ZIOPHARM Oncology, Inc.*	5,687	10,407
		4,751,977

Building Products - 0.9%
A.O. Smith Corp.	3,506	257,936
AAON, Inc.	1,579	43,565
American Woodmark Corp.*	938	31,920
Apogee Enterprises, Inc.	2,456	71,101
Builders FirstSource, Inc.*	4,708	27,589
Gibraltar Industries, Inc.*	2,647	48,308
Griffon Corp.	3,918	46,703
Insteel Industries, Inc.	1,631	26,618
NCI Building Systems, Inc.*	1,877	32,604
Nortek, Inc.*	698	49,809
Patrick Industries, Inc.*	357	5,626
PGT, Inc.*	1,759	12,084
Quanex Building Products Corp.	3,310	53,291
Simpson Manufacturing Co., Inc.	3,602	110,257
Trex Co., Inc.*	1,354	66,590
Universal Forest Products, Inc.	1,697	67,558
USG Corp.*	6,671	176,381
		1,127,940

Capital Markets - 2.3%
Apollo Investment Corp.	18,268	152,720
Arlington Asset Investment Corp.	975	25,165
Artio Global Investors, Inc.	2,429	6,607
BGC Partners, Inc.	8,863	36,870
BlackRock Kelso Capital Corp.	6,249	62,490
Calamos Asset Management, Inc.	1,559	18,349
Capital Southwest Corp.	264	30,360
CIFC Corp.*	974	8,016
Cohen & Steers, Inc.	1,662	59,948
Cowen Group, Inc.*	6,639	18,722
Diamond Hill Investment Group, Inc.	250	19,453
Duff & Phelps Corp.	2,807	43,537
Evercore Partners, Inc.	2,575	107,120
FBR & Co.*	825	15,617
Fidus Investment Corp.	1,213	23,229
Fifth Street Finance Corp.	9,348	103,015
Financial Engines, Inc.	4,171	151,074
FXCM, Inc.	2,092	28,619
GAMCO Investors, Inc.	612	32,503
GFI Group, Inc.	5,807	19,395
Gladstone Capital Corp.	2,184	20,093
Gladstone Investment Corp.	2,292	16,755
Golub Capital BDC, Inc.	1,638	27,043
Greenhill & Co., Inc.	2,617	139,695
GSV Capital Corp.*	1,740	14,372
Harris & Harris Group, Inc.*	3,204	11,534
Hercules Technology Growth Capital, Inc.	4,476	54,831
HFF, Inc.	2,937	58,534
Horizon Technology Finance Corp.	563	8,225
ICG Group, Inc.*	3,171	39,574
Intl. FCStone, Inc.*	1,181	20,561
Investment Technology Group, Inc.*	3,390	37,426
JMP Group, Inc.	1,155	7,981
KCAP Financial, Inc.	2,250	24,233
Knight Capital Group, Inc.*	16,143	60,052
Ladenburg Thalmann Financial Services, Inc.*	8,462	14,047
Main Street Capital Corp.	2,718	87,221
Manning & Napier, Inc.	1,043	17,251
MCG Capital Corp.	6,694	31,997
Medallion Financial Corp.	1,611	21,297
Medley Capital Corp.	2,543	40,307
MVC Capital, Inc.	2,126	27,277
New Mountain Finance Corp.	1,461	21,360
NGP Capital Resources Co.	2,245	15,962
OFS Capital Corp.	592	8,288
Oppenheimer Holdings, Inc.	932	18,146
PennantPark Investment Corp.	5,831	65,832
Piper Jaffray Co.'s*	1,472	50,490
Prospect Capital Corp.	17,766	193,827
Pzena Investment Management, Inc.	491	3,192
Safeguard Scientifics, Inc.*	1,902	30,052
Solar Capital Ltd.	3,961	93,044
Solar Senior Capital Ltd.	800	15,360
Stellus Capital Investment Corp.	711	10,537
Stifel Financial Corp.*	5,499	190,650
SWS Group, Inc.*	2,652	16,045
TCP Capital Corp.	518	8,267
THL Credit, Inc.	1,336	20,013
TICC Capital Corp.	4,231	42,056
Triangle Capital Corp.	2,291	64,125
Virtus Investment Partners, Inc.*	559	104,131
Walter Investment Management Corp.*	3,180	118,455
Westwood Holdings Group, Inc.	603	26,791
WisdomTree Investments, Inc.*	5,274	54,850
		2,914,588

Chemicals - 2.2%
ADA-ES, Inc.*	811	21,548
American Vanguard Corp.	2,506	76,533
Arabian American Development Co.*	1,798	15,157
Axiall Corp.	6,150	382,284
Balchem Corp.	2,635	115,782
Calgon Carbon Corp.*	4,914	88,943
Chase Corp.	526	10,162
Chemtura Corp.*	8,884	191,983
Ferro Corp.*	7,534	50,855
Flotek Industries, Inc.*	4,103	67,084
FutureFuel Corp.	1,534	18,638
GSE Holding, Inc.*	707	5,840
H.B. Fuller Co.	4,492	175,547
Hawkins, Inc.	759	30,322
Innophos Holdings, Inc.	1,962	107,047
Innospec, Inc.	1,948	86,258
KMG Chemicals, Inc.	568	11,042
Koppers Holdings, Inc.	1,798	79,076
Kraton Performance Polymers, Inc.*	2,903	67,930
Landec Corp.*	2,282	33,021
LSB Industries, Inc.*	1,588	55,231
Minerals Technologies, Inc.	3,196	132,666
Olin Corp.	7,212	181,887
OM Group, Inc.*	2,917	68,491
Omnova Solutions, Inc.*	3,910	29,990
PolyOne Corp.	8,842	215,833
Quaker Chemical Corp.	1,166	68,817
Schulman A, Inc.	2,755	86,948
Sensient Technologies Corp.	4,390	171,605
Stepan Co.	1,512	95,407
Tredegar Corp.	2,145	63,149
Zep, Inc.	1,900	28,519
Zoltek Co.'s, Inc.*	2,577	30,795
		2,864,390

Commercial Banks - 6.0%
1st Source Corp.	1,417	33,583
1st United Bancorp, Inc.	2,033	13,133
Access National Corp.	665	10,906
American National Bankshares, Inc.	705	15,200
Ameris Bancorp*	2,453	35,201
Ames National Corp.	756	15,770
Arrow Financial Corp.	947	23,334
Bancfirst Corp.	651	27,147
Banco Latinoamericano de Exportaciones SA	2,403	59,450
Bancorp, Inc.*	2,605	36,079
BancorpSouth, Inc.	8,503	138,599
Bank of Kentucky Financial Corp.	473	12,974
Bank of Marin Bancorp	545	21,849
Bank of the Ozarks, Inc.	2,630	116,640
Banner Corp.	1,639	52,169
Bar Harbor Bankshares	350	12,792
BBCN Bancorp, Inc.	6,810	88,939
Berkshire Bancorp, Inc.	385	3,215
Boston Private Financial Holdings, Inc.	6,538	64,595
Bridge Bancorp, Inc.	653	14,046
Bridge Capital Holdings*	752	11,460
Bryn Mawr Bank Corp.	1,004	23,373
BSB Bancorp, Inc.*	738	10,192
C&F Financial Corp.	289	11,835
Camden National Corp.	710	23,487
Capital Bank Financial Corp.*	852	14,620
Capital City Bank Group, Inc.*	1,232	15,215
Cardinal Financial Corp.	2,513	45,686
Cascade Bancorp*	500	3,380
Cathay General Bancorp	7,087	142,590
Center Bancorp, Inc.	993	12,343
Centerstate Banks of Florida, Inc.	2,552	21,896
Central Pacific Financial Corp.*	1,947	30,568
Century Bancorp, Inc.	277	9,393
Chemical Financial Corp.	2,475	65,290
Citizens & Northern Corp.	1,125	21,938
Citizens Republic Bancorp, Inc.*	3,605	81,293
City Holding Co.	1,381	54,950
CNB Financial Corp.	1,282	21,858
CoBiz Financial, Inc.	2,995	24,200
Columbia Banking System, Inc.	3,437	75,545
Community Bank System, Inc.	3,552	105,246
Community Trust Bancorp, Inc.	1,197	40,734
Crescent Financial Bancshares, Inc.*	245	965
CVB Financial Corp.	7,857	88,548
Eagle Bancorp, Inc.*	1,706	37,344
Enterprise Bancorp, Inc.	478	8,102
Enterprise Financial Services Corp.	1,378	19,761
Farmers National Banc Corp.	1,693	10,683
Fidelity Southern Corp.*	876	10,074
Financial Institutions, Inc.	1,134	22,635
First BanCorp*	6,329	39,430
First Bancorp (North Carolina)	1,553	20,950
First Bancorp, Inc. (Maine)	691	12,445
First Busey Corp.	6,352	29,029
First California Financial Group, Inc.*	2,021	17,219
First Commonwealth Financial Corp.	9,166	68,378
First Community Bancshares, Inc.	1,464	23,204
First Connecticut Bancorp Inc.	1,473	21,697
First Financial Bancorp	5,061	81,229
First Financial Bankshares, Inc.	2,725	132,435
First Financial Corp.	966	30,419
First Interstate Bancsystem, Inc.	1,462	27,500
First Merchants Corp.	2,368	36,633
First Midwest Bancorp, Inc.	6,478	86,028
First of Long Island Corp.	601	17,820
FirstMerit Corp.	9,873	163,201
FNB Corp.	12,565	152,037
FNB United Corp.*	901	8,794
German American Bancorp, Inc.	1,152	26,508
Glacier Bancorp, Inc.	6,291	119,403
Great Southern Bancorp, Inc.	940	22,927
Guaranty Bancorp*	6,857	14,400
Hancock Holding Co.	6,869	212,389
Hanmi Financial Corp.*	2,835	45,360
Heartland Financial USA, Inc.	1,357	34,291
Heritage Commerce Corp.*	1,714	11,535
Heritage Financial Corp.	1,400	20,300
Heritage Oaks Bancorp*	1,809	10,311
Home Bancshares, Inc.	1,923	72,439
HomeTrust Bancshares, Inc.*	1,850	29,230
Horizon Bancorp	505	10,206
Hudson Valley Holding Corp.	1,336	19,920
IBERIABANK Corp.	2,658	132,953
Independent Bank Corp.	1,853	60,389
International Bancshares Corp.	4,652	96,762
Investors Bancorp, Inc.	4,201	78,895
Lakeland Bancorp, Inc.	2,350	23,148
Lakeland Financial Corp.	1,410	37,633
MainSource Financial Group, Inc.	2,090	29,344
MB Financial, Inc.	4,923	118,989
Mercantile Bank Corp.	775	12,950
Merchants Bancshares, Inc.	377	11,361
Metro Bancorp, Inc.*	1,253	20,725
MetroCorp Bancshares, Inc.*	1,423	14,358
Middleburg Financial Corp.	483	9,375
Midsouth Bancorp, Inc.	777	12,634
MidWestOne Financial Group, Inc.	611	14,548
National Bank Holdings Corp.	642	11,749
National Bankshares, Inc.	719	25,115
National Penn Bancshares, Inc.:
Common Stock	11,112	118,787
Fractional Shares (b)*	25,000	5
NBT Bancorp, Inc.	4,065	90,040
Northrim BanCorp, Inc.	582	13,078
Old National Bancorp	9,012	123,915
OmniAmerican Bancorp, Inc.*	1,008	25,482
Oriental Financial Group, Inc.	4,052	62,847
Pacific Continental Corp.	1,909	21,324
Pacific Mercantile Bancorp*	960	5,616
PacWest Bancorp	2,682	78,073
Park National Corp.	1,021	71,256
Park Sterling Corp.*	3,952	22,289
Peapack Gladstone Financial Corp.	799	11,913
Penns Woods Bancorp, Inc.	303	12,414
Peoples Bancorp, Inc.	1,091	24,427
Pinnacle Financial Partners, Inc.*	2,915	68,094
Preferred Bank*	1,057	16,679
PrivateBancorp, Inc.	5,437	102,814
Prosperity Bancshares, Inc.	4,272	202,450
Renasant Corp.	2,202	49,281
Republic Bancorp, Inc.	1,015	22,980
S&T Bancorp, Inc.	2,603	48,260
Sandy Spring Bancorp, Inc.	2,099	42,190
SCBT Financial Corp.	1,473	74,239
Seacoast Banking Corp. of Florida*	5,956	12,448
Sierra Bancorp	987	12,979
Simmons First National Corp.	1,504	38,081
Southside Bancshares, Inc.	1,523	31,998
Southwest Bancorp, Inc.*	2,012	25,271
State Bank Financial Corp.	2,598	42,529
StellarOne Corp.	2,371	38,292
Sterling BanCorp.	2,786	28,306
Sterling Financial Corp.	2,204	47,805
Suffolk Bancorp*	896	12,759
Sun Bancorp, Inc.*	3,090	10,537
Susquehanna Bancshares, Inc.	16,914	210,241
SY Bancorp, Inc.	1,229	27,652
Taylor Capital Group, Inc.*	1,466	23,441
Texas Capital Bancshares, Inc.*	3,566	144,245
Tompkins Financial Corp.	986	41,688
TowneBank	2,117	31,691
TriCo Bancshares	1,295	22,144
Trustmark Corp.	5,831	145,833
UMB Financial Corp.	2,907	142,646
Umpqua Holdings Corp.	10,053	133,303
Union First Market Bankshares Corp.	1,561	30,533
United Bankshares, Inc.	4,527	120,463
United Community Banks, Inc.*	3,656	41,459
Univest Corp. of Pennsylvania	1,722	29,997
Virginia Commerce Bancorp, Inc.*	2,414	33,917
Washington Banking Co.	1,588	22,137
Washington Trust Bancorp, Inc.	1,232	33,732
Webster Financial Corp.	6,495	157,569
WesBanco, Inc.	2,265	54,247
West Bancorporation, Inc.	1,387	15,396
West Coast Bancorp	1,739	42,223
Westamerica Bancorporation	2,509	113,733
Western Alliance Bancorp*	6,105	84,493
Wilshire Bancorp, Inc.*	5,565	37,731
Wintrust Financial Corp.	3,270	121,121
		7,660,513

Commercial Services & Supplies - 2.1%
ABM Industries, Inc.	4,838	107,597
ACCO Brands Corp.*	10,173	67,956
Acorn Energy, Inc.	1,611	11,841
ARC Document Solutions, Inc.*	3,218	9,590
AT Cross Co.*	787	10,837
Casella Waste Systems, Inc.*	2,315	10,117
Ceco Environmental Corp.	646	8,353
Cenveo, Inc.*	4,813	10,348
Compx International, Inc.	107	1,356
Consolidated Graphics, Inc.*	664	25,962
Courier Corp.	1,060	15,275
Deluxe Corp.	4,591	190,067
EnergySolutions, Inc.*	7,742	29,032
EnerNOC, Inc.*	2,044	35,504
Ennis, Inc.	2,271	34,224
G&K Services, Inc.	1,608	73,180
Healthcare Services Group, Inc.	6,046	154,959
Heritage-Crystal Clean, Inc.*	692	10,449
Herman Miller, Inc.	5,252	145,323
HNI Corp.	4,100	145,509
Innerworkings, Inc.*	2,859	43,285
Interface, Inc.	5,274	101,366
Intersections, Inc.	755	7,105
Kimball International, Inc., Class B	3,252	29,463
Knoll, Inc.	4,116	74,623
Mcgrath RentCorp	2,093	65,092
Metalico, Inc.*	3,896	6,312
Mine Safety Appliances Co.	2,485	123,306
Mobile Mini, Inc.*	3,442	101,298
Multi-Color Corp.	1,079	27,827
NL Industries, Inc.	532	6,613
Performant Financial Corp.*	780	9,578
Quad/Graphics, Inc.	2,074	49,652
Schawk, Inc.	1,200	13,188
Standard Parking Corp.*	1,439	29,787
Steelcase, Inc.	6,700	98,691
Swisher Hygiene, Inc.*	10,142	13,083
Team, Inc.*	1,759	72,242
Tetra Tech, Inc.*	5,711	174,128
The Brink's Co.	4,255	120,246
The GEO Group, Inc., Escrow (b)*	115,200	13
TMS International Corp.*	1,058	13,966
TRC Co.'s, Inc.*	1,457	9,398
Unifirst Corp.	1,234	111,677
United Stationers, Inc.	3,611	139,565
US Ecology, Inc.	1,699	45,108
Viad Corp.	1,798	49,733
		2,633,824

Communications Equipment - 1.8%
Adtran, Inc.	5,737	112,732
Ambient Corp.*	244	598
Anaren, Inc.*	1,364	26,448
Arris Group, Inc.*	10,171	174,636
Aruba Networks, Inc.*	10,068	249,082
Aviat Networks, Inc.*	5,538	18,663
Aware, Inc.	1,033	4,783
Bel Fuse, Inc., Class B	968	15,111
Black Box Corp.	1,535	33,478
CalAmp Corp.*	3,105	34,062
Calix, Inc.*	3,092	25,200
Ciena Corp.*	8,928	142,937
Comtech Telecommunications Corp.	1,726	41,907
Digi International, Inc.*	2,313	20,655
Emulex Corp.*	7,599	49,621
Extreme Networks*	9,344	31,489
Finisar Corp.*	8,219	108,409
Globecomm Systems, Inc.*	1,885	22,639
Harmonic, Inc.*	9,805	56,771
Infinera Corp.*	9,879	69,153
InterDigital, Inc.	3,641	174,149
Ixia*	3,797	82,167
KVH Industries, Inc.*	1,491	20,233
Loral Space & Communications, Inc.	946	58,539
Netgear, Inc.*	3,420	114,604
Numerex Corp.*	785	10,040
Oclaro, Inc.*	6,484	8,170
Oplink Communications, Inc.*	1,692	27,749
Parkervision, Inc.*	6,832	25,073
PC-Tel, Inc.	1,663	11,807
Plantronics, Inc.	3,828	169,159
Procera Networks, Inc.*	1,625	19,321
Ruckus Wireless, Inc.*	746	15,666
ShoreTel, Inc.*	4,177	15,163
Sonus Networks, Inc.*	18,211	47,167
Symmetricom, Inc.*	4,071	18,482
Tellabs, Inc.	32,973	68,914
Telular Corp.	1,493	15,020
Tessco Technologies, Inc.	485	10,495
Ubiquiti Networks, Inc.	727	9,974
Viasat, Inc.*	3,378	163,630
Westell Technologies, Inc.*	4,363	8,770
		2,332,666

Computers & Peripherals - 0.7%
3D Systems Corp.*	6,232	200,920
Avid Technology, Inc.*	2,537	15,907
Cray, Inc.*	3,293	76,431
Datalink Corp.*	1,373	16,586
Electronics for Imaging, Inc.*	3,961	100,451
Imation Corp.*	3,091	11,808
Immersion Corp.*	2,323	27,272
Intermec, Inc.*	4,881	47,980
Intevac, Inc.*	2,067	9,756
OCZ Technology Group, Inc.*	5,563	10,013
QLogic Corp.*	8,064	93,542
Quantum Corp.*	19,651	25,153
Silicon Graphics International Corp.*	2,677	36,809
STEC, Inc.*	3,561	15,740
Super Micro Computer, Inc.*	2,622	29,602
Synaptics, Inc.*	3,032	123,372
		841,342

Construction & Engineering - 0.9%
Aegion Corp.*	3,435	79,520
Ameresco, Inc.*	1,452	10,745
Argan, Inc.	887	13,225
Comfort Systems USA, Inc.	3,332	46,948
Dycom Industries, Inc.*	3,072	60,488
EMCOR Group, Inc.	6,009	254,722
Furmanite Corp.*	3,036	20,311
Granite Construction, Inc.	3,480	110,803
Great Lakes Dredge & Dock Corp.	5,123	34,478
Layne Christensen Co.*	1,710	36,560
MasTec, Inc.*	4,872	142,019
Michael Baker Corp.	821	20,113
MYR Group, Inc.*	1,740	42,734
Northwest Pipe Co.*	959	26,833
Orion Marine Group, Inc.*	2,790	27,733
Pike Electric Corp.	1,702	24,219
Primoris Services Corp.	2,693	59,542
Sterling Construction Co., Inc.*	1,494	16,270
Tutor Perini Corp.*	3,216	62,069
		1,089,332

Construction Materials - 0.4%
Eagle Materials, Inc.	4,351	289,907
Headwaters, Inc.*	6,432	70,109
Texas Industries, Inc.*	2,033	128,302
United States Lime & Minerals, Inc.*	156	8,298
		496,616

Consumer Finance - 0.8%
Asset Acceptance Capital Corp.*	1,427	9,618
Asta Funding, Inc.	997	9,571
Cash America International, Inc.	2,645	138,783
Credit Acceptance Corp.*	653	79,757
DFC Global Corp.*	3,735	62,150
Encore Capital Group, Inc.*	1,972	59,357
Ezcorp, Inc.*	4,319	91,995
First Cash Financial Services, Inc.*	2,538	148,067
First Marblehead Corp.*	5,748	5,806
Green Dot Corp.*	2,160	36,094
Nelnet, Inc.	2,111	71,352
Netspend Holdings, Inc.*	2,443	38,819
Nicholas Financial, Inc.	799	11,745
Portfolio Recovery Associates, Inc.*	1,540	195,457
Regional Management Corp.*	435	8,787
World Acceptance Corp.*	863	74,106
		1,041,464

Containers & Packaging - 0.2%
AEP Industries, Inc.*	367	26,354
Berry Plastics Group, Inc.*	2,614	49,797
Boise, Inc.	9,048	78,356
Graphic Packaging Holding Co.*	13,079	97,962
Myers Industries, Inc.	3,018	42,131
UFP Technologies, Inc.*	495	9,746
		304,346

Distributors - 0.2%
Core-Mark Holding Co., Inc.	936	48,026
Pool Corp.	4,230	203,040
VOXX International Corp.*	1,390	14,887
Weyco Group, Inc.	737	18,064
		284,017

Diversified Consumer Services - 1.1%
American Public Education, Inc.*	1,623	56,627
Ascent Capital Group, Inc.*	1,251	93,124
Bridgepoint Education, Inc.*	1,706	17,452
Capella Education Co.*	1,226	38,178
Career Education Corp.*	4,661	11,047
Carriage Services, Inc.	1,428	30,345
Coinstar, Inc.*	2,477	144,706
Collectors Universe, Inc.	481	5,661
Corinthian Colleges, Inc.*	7,691	16,151
Education Management Corp.*	2,400	8,808
Grand Canyon Education, Inc.*	3,597	91,328
Hillenbrand, Inc.	4,903	123,948
K12, Inc.*	2,402	57,912
LifeLock, Inc.*	1,605	15,456
Lincoln Educational Services Corp.	1,856	10,876
Mac-Gray Corp.	1,212	15,514
Matthews International Corp.	2,425	84,608
National American University Holdings, Inc.	724	2,824
Regis Corp.	5,024	91,387
Sotheby's	6,099	228,164
Steiner Leisure Ltd.*	1,287	62,239
Stewart Enterprises, Inc.	7,120	66,145
Strayer Education, Inc.	1,068	51,670
Universal Technical Institute, Inc.	1,842	23,264
		1,347,434

Diversified Financial Services - 0.3%
California First National Bancorp	145	2,507
Gain Capital Holdings, Inc.	987	4,402
MarketAxess Holdings, Inc.	3,286	122,568
Marlin Business Services Corp.	795	18,436
MicroFinancial, Inc.	763	6,432
NewStar Financial, Inc.*	2,242	29,661
PHH Corp.*	5,100	111,996
Pico Holdings, Inc.*	1,974	43,823
Resource America, Inc.	1,082	10,777
		350,602

Diversified Telecommunication Services - 0.5%
8x8, Inc.*	6,367	43,614
Atlantic Tele-Network, Inc.	816	39,584
Cbeyond, Inc.*	2,347	17,438
Cincinnati Bell, Inc.*	17,650	57,539
Cogent Communications Group, Inc.	4,216	111,302
Consolidated Communications Holdings, Inc.	3,570	62,653
Fairpoint Communications, Inc.*	1,772	13,237
General Communication, Inc.*	3,588	32,902
Hawaiian Telcom Holdco, Inc.*	922	21,271
HickoryTech Corp.	1,098	11,145
IDT Corp., Class B	1,313	15,835
inContact, Inc.*	3,327	26,915
Iridium Communications, Inc.*	4,475	26,940
Lumos Networks Corp.	1,286	17,335
magicJack VocalTec Ltd.*	1,359	19,026
Neutral Tandem, Inc.	2,529	8,270
ORBCOMM, Inc.*	2,846	14,828
Premiere Global Services, Inc.*	4,574	50,268
Primus Telecommunications Group, Inc.	1,095	12,100
Towerstream Corp.*	4,275	9,533
Vonage Holdings Corp.*	14,328	41,408
		653,143

Electric Utilities - 1.4%
Allete, Inc.	3,434	168,335
Cleco Corp.	5,485	257,960
El Paso Electric Co.	3,605	121,308
Empire District Electric Co.	3,796	85,030
IDACORP, Inc.	4,511	217,746
MGE Energy, Inc.	2,022	112,100
Otter Tail Corp.	3,144	97,904
PNM Resources, Inc.	7,172	167,036
Portland General Electric Co.	6,798	206,183
UIL Holdings Corp.	4,560	180,530
Unitil Corp.	1,238	34,825
UNS Energy Corp.	3,625	177,408
		1,826,365

Electrical Equipment - 1.1%
Acuity Brands, Inc.	3,812	264,362
American Superconductor Corp.*	3,671	9,765
AZZ, Inc.	2,174	104,787
Belden, Inc.	4,038	208,563
Brady Corp.	4,416	148,068
Capstone Turbine Corp.*	26,878	24,190
Coleman Cable, Inc.	735	11,025
Encore Wire Corp.	1,625	56,908
EnerSys, Inc.*	4,317	196,769
Enphase Energy, Inc.*	715	4,433
Franklin Electric Co., Inc.	4,080	136,966
FuelCell Energy, Inc.*	13,625	12,859
Generac Holdings, Inc.	2,227	78,702
Global Power Equipment Group, Inc.	1,548	27,276
II-VI, Inc.*	4,734	80,667
LSI Industries, Inc.	1,507	10,519
Powell Industries, Inc.*	725	38,113
Preformed Line Products Co.	155	10,845
Thermon Group Holdings, Inc.*	1,325	29,428
Vicor Corp.*	1,707	8,484
		1,462,729

Electronic Equipment & Instruments - 2.1%
Aeroflex Holding Corp.*	1,630	12,812
Agilysys, Inc.*	1,316	13,081
Anixter International, Inc.	2,540	177,597
Audience, Inc.*	545	8,311
Badger Meter, Inc.	1,311	70,165
Benchmark Electronics, Inc.*	4,990	89,920
Checkpoint Systems, Inc.*	3,461	45,201
Cognex Corp.	3,857	162,573
Coherent, Inc.	2,060	116,884
CTS Corp.	2,987	31,184
Daktronics, Inc.	2,960	31,080
DTS, Inc.*	1,807	30,050
Echelon Corp.*	3,061	7,469
Electro Rent Corp.	1,712	31,740
Electro Scientific Industries, Inc.	1,856	20,509
Fabrinet*	1,677	24,501
FARO Technologies, Inc.*	1,524	66,126
FEI Co.	3,416	220,503
GSI Group, Inc.*	2,626	22,400
Insight Enterprises, Inc.*	3,744	77,201
InvenSense, Inc.*	3,277	34,998
Kemet Corp.*	3,628	22,675
Key Tronic Corp.*	942	10,795
Littelfuse, Inc.	1,918	130,136
Maxwell Technologies, Inc.*	2,297	12,381
Measurement Specialties, Inc.*	1,271	50,548
Mercury Systems, Inc.*	2,519	18,565
Mesa Laboratories, Inc.	233	12,347
Methode Electronics, Inc.	3,257	41,950
MTS Systems Corp.	1,453	84,492
Multi-Fineline Electronix, Inc.*	789	12,174
Neonode, Inc.*	2,024	11,678
Newport Corp.*	3,209	54,296
OSI Systems, Inc.*	1,788	111,374
Park Electrochemical Corp.	1,804	45,713
PC Connection, Inc.	756	12,361
Plexus Corp.*	3,092	75,167
Power-One, Inc.*	6,116	25,381
Radisys Corp.*	1,596	7,852
RealD, Inc.*	3,960	51,480
Richardson Electronics Ltd.	1,342	15,916
Rofin-Sinar Technologies, Inc.*	2,473	66,994
Rogers Corp.*	1,381	65,763
Sanmina Corp.*	6,955	79,009
Scansource, Inc.*	2,349	66,289
SYNNEX Corp.*	2,367	87,579
TTM Technologies, Inc.*	4,786	36,374
Universal Display Corp.*	3,577	105,128
Viasystems Group, Inc.*	399	5,203
Vishay Precision Group, Inc.*	1,011	14,852
Zygo Corp.*	1,307	19,357
		2,648,134

Energy Equipment & Services - 2.0%
Basic Energy Services, Inc.*	2,777	37,962
Bolt Technology Corp.	772	13,479
Bristow Group, Inc.	3,184	209,953
C&J Energy Services, Inc.*	4,013	91,898
Cal Dive International, Inc.*	8,254	14,857
Dawson Geophysical Co.*	671	20,130
Dril-Quip, Inc.*	3,619	315,468
Exterran Holdings, Inc.*	5,837	157,599
Forbes Energy Services Ltd.*	1,328	4,887
Forum Energy Technologies, Inc.*	1,998	57,462
Geospace Technologies Corp.*	1,148	123,892
Global Geophysical Services, Inc.*	1,489	3,648
Gulf Island Fabrication, Inc.	1,328	27,968
Gulfmark Offshore, Inc.	2,416	94,127
Heckmann Corp.*	12,046	51,677
Helix Energy Solutions Group, Inc.*	9,296	212,692
Hercules Offshore, Inc.*	14,267	105,861
Hornbeck Offshore Services, Inc.*	3,179	147,696
ION Geophysical Corp.*	11,881	80,910
Key Energy Services, Inc.*	13,597	109,864
Lufkin Industries, Inc.	3,025	200,830
Matrix Service Co.*	2,442	36,386
Mitcham Industries, Inc.*	1,145	19,373
Natural Gas Services Group, Inc.*	1,256	24,191
Newpark Resources, Inc.*	7,785	72,245
Parker Drilling Co.*	10,148	43,433
PHI, Inc.*	1,229	42,044
Pioneer Energy Services Corp.*	5,200	42,900
RigNet, Inc.*	1,109	27,658
Tesco Corp.*	2,637	35,309
Tetra Technologies, Inc.*	6,615	67,870
TGC Industries, Inc.	1,312	12,989
Vantage Drilling Co.*	15,538	27,193
Willbros Group, Inc.*	3,210	31,522
		2,565,973

Food & Staples Retailing - 1.0%
Andersons, Inc.	1,610	86,167
Arden Group, Inc.	92	9,300
Casey's General Stores, Inc.	3,429	199,911
Harris Teeter Supermarkets, Inc.	3,950	168,703
Ingles Markets, Inc.	1,303	27,988
Nash Finch Co.	1,093	21,401
Natural Grocers by Vitamin Cottage, Inc.*	625	14,094
Pantry, Inc.*	1,987	24,778
Pricesmart, Inc.	1,637	127,408
Rite Aid Corp.*	59,419	112,896
Roundy's, Inc.	1,612	10,591
Spartan Stores, Inc.	1,970	34,574
SUPERVALU, Inc.	19,111	96,319
Susser Holdings Corp.*	1,007	51,468
The Chefs' Warehouse, Inc.*	853	15,755
United Natural Foods, Inc.*	4,398	216,382
Village Super Market, Inc.	640	21,562
Weis Markets, Inc.	958	38,991
		1,278,288

Food Products - 1.5%
Alico, Inc.	267	12,349
Annie's, Inc.*	450	17,217
B&G Foods, Inc.	4,678	142,632
Boulder Brands, Inc.*	5,245	47,100
Calavo Growers, Inc.	1,019	29,327
Cal-Maine Foods, Inc.	1,233	52,477
Chiquita Brands International, Inc.*	3,926	30,466
Darling International, Inc.*	10,590	190,196
Diamond Foods, Inc.	1,809	30,500
Dole Food Co., Inc.*	3,141	34,237
Farmer Bros Co.*	538	7,909
Fresh Del Monte Produce, Inc.	3,431	92,568
Griffin Land & Nurseries, Inc.	267	8,023
Hain Celestial Group, Inc.*	3,318	202,663
Inventure Foods, Inc.*	1,177	9,157
J&J Snack Foods Corp.	1,333	102,494
John B Sanfilippo & Son, Inc.	716	14,306
Lancaster Colony Corp.	1,663	128,051
Lifeway Foods, Inc.	385	5,353
Limoneira Co.	753	14,548
Omega Protein Corp.*	1,591	17,103
Pilgrim's Pride Corp.*	5,197	47,760
Post Holdings, Inc.*	2,337	100,327
Sanderson Farms, Inc.	2,068	112,954
Seaboard Corp.	26	72,800
Seneca Foods Corp.*	794	26,218
Snyders-Lance, Inc.	3,882	98,059
Tootsie Roll Industries, Inc.	2,072	61,984
TreeHouse Foods, Inc.*	3,237	210,891
		1,919,669

Gas Utilities - 0.9%
Chesapeake Utilities Corp.	827	40,564
Delta Natural Gas Co., Inc.	612	13,378
Laclede Group, Inc.	1,951	83,308
New Jersey Resources Corp.	3,741	167,784
Northwest Natural Gas Co.	2,413	105,738
Piedmont Natural Gas Co., Inc.	6,697	220,197
South Jersey Industries, Inc.	2,737	152,150
Southwest Gas Corp.	4,152	197,054
WGL Holdings, Inc.	4,640	204,624
		1,184,797

Health Care Equipment & Supplies - 2.8%
Abaxis, Inc.	1,932	91,422
Abiomed, Inc.*	3,009	56,178
Accuray, Inc.*	6,420	29,789
Align Technology, Inc.*	6,469	216,776
Alphatec Holdings, Inc.*	4,714	9,947
Analogic Corp.	1,128	89,135
Angiodynamics, Inc.*	2,155	24,632
Anika Therapeutics, Inc.*	1,061	15,406
Antares Pharma, Inc.*	9,495	33,992
ArthroCare Corp.*	2,356	81,895
AtriCure, Inc.*	1,154	9,140
Atrion Corp.	136	26,111
Cantel Medical Corp.	1,791	53,837
Cardiovascular Systems, Inc.*	1,490	30,515
Cerus Corp.*	4,899	21,654
Conceptus, Inc.*	2,715	65,567
Conmed Corp.	2,547	86,751
CryoLife, Inc.	2,974	17,874
Cyberonics, Inc.*	2,431	113,795
Cynosure, Inc.*	1,096	28,682
Derma Sciences, Inc.*	834	10,075
DexCom, Inc.*	5,900	98,648
Endologix, Inc.*	4,982	80,459
EnteroMedics, Inc.*	2,281	2,281
Exactech, Inc.*	863	17,855
Globus Medical, Inc.*	840	12,331
Greatbatch, Inc.*	2,031	60,666
Haemonetics Corp.*	4,564	190,136
Hansen Medical, Inc.*	3,943	7,925
HeartWare International, Inc.*	1,273	112,571
ICU Medical, Inc.*	1,127	66,437
Insulet Corp.*	4,642	120,042
Integra LifeSciences Holdings Corp.*	1,666	64,991
Invacare Corp.	2,865	37,388
MAKO Surgical Corp.*	3,254	36,282
Masimo Corp.	4,317	84,700
Meridian Bioscience, Inc.	3,556	81,148
Merit Medical Systems, Inc.*	3,534	43,327
Natus Medical, Inc.*	2,492	33,492
Navidea Biopharmaceuticals, Inc.*	8,689	23,547
Neogen Corp.*	2,121	105,138
NuVasive, Inc.*	3,888	82,853
NxStage Medical, Inc.*	4,432	49,993
OraSure Technologies, Inc.*	4,811	25,979
Orthofix International NV*	1,686	60,477
Palomar Medical Technologies, Inc.*	1,922	25,928
PhotoMedex, Inc.*	1,180	18,986
Quidel Corp.*	2,538	60,277
Rochester Medical Corp.*	955	13,962
Rockwell Medical Technologies, Inc.*	1,878	7,437
RTI Biologics, Inc.*	5,680	22,379
Solta Medical, Inc.*	5,509	12,120
Spectranetics Corp.*	3,050	56,516
Staar Surgical Co.*	3,235	18,213
STERIS Corp.	5,191	215,998
SurModics, Inc.*	1,145	31,201
Symmetry Medical, Inc.*	3,142	35,976
Tornier NV*	1,361	25,655
Unilife Corp.*	6,679	14,560
Utah Medical Products, Inc.	296	14,436
Vascular Solutions, Inc.*	1,737	28,174
Volcano Corp.*	4,799	106,826
West Pharmaceutical Services, Inc.	3,050	198,067
Wright Medical Group, Inc.*	3,916	93,240
Zeltiq Aesthetics, Inc.*	1,524	5,822
		3,617,612

Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc.*	2,396	70,418
Accretive Health, Inc.*	5,072	51,532
Air Methods Corp.	3,465	167,152
Almost Family, Inc.	759	15,506
Amedisys, Inc.*	2,499	27,789
AMN Healthcare Services, Inc.*	3,946	62,465
AmSurg Corp.*	2,705	90,996
Assisted Living Concepts, Inc.	1,720	20,451
Bio-Reference Laboratories, Inc.*	2,096	54,454
BioScrip, Inc.*	3,630	46,137
Capital Senior Living Corp.*	2,506	66,234
Centene Corp.*	4,634	204,081
Chemed Corp.	1,748	139,805
Chindex International, Inc.*	1,272	17,477
Corvel Corp.*	509	25,190
Cross Country Healthcare, Inc.*	2,877	15,277
Emeritus Corp.*	2,734	75,978
Ensign Group, Inc.	1,566	52,304
ExamWorks Group, Inc.*	2,633	45,604
Five Star Quality Care, Inc.*	3,773	25,241
Gentiva Health Services, Inc.*	2,612	28,262
Hanger, Inc.*	3,072	96,860
Healthsouth Corp.*	8,606	226,940
Healthways, Inc.*	2,984	36,554
IPC The Hospitalist Co., Inc.*	1,420	63,162
Kindred Healthcare, Inc.*	4,477	47,143
Landauer, Inc.	822	46,344
LHC Group, Inc.*	1,367	29,377
Magellan Health Services, Inc.*	2,407	114,501
Molina Healthcare, Inc.*	2,696	83,226
MWI Veterinary Supply, Inc.*	1,146	151,570
National Healthcare Corp.	949	43,388
National Research Corp.	227	13,175
Owens & Minor, Inc.	5,589	181,978
PDI, Inc.*	902	5,322
PharMerica Corp.*	2,681	37,534
Providence Service Corp.*	1,199	22,170
Select Medical Holdings Corp.	3,150	28,350
Skilled Healthcare Group, Inc.*	1,394	9,159
Team Health Holdings, Inc.*	2,555	92,951
Triple-S Management Corp., Class B*	1,775	30,921
U.S. Physical Therapy, Inc.	1,051	28,219
Universal American Corp.	3,383	28,180
Vanguard Health Systems, Inc.*	2,514	37,383
WellCare Health Plans, Inc.*	3,880	224,885
		2,981,645

Health Care Technology - 0.8%
athenahealth, Inc.*	3,227	313,148
Computer Programs & Systems, Inc.	938	50,755
Greenway Medical Technologies*	635	10,096
HealthStream, Inc.*	1,758	40,329
HMS Holdings Corp.*	7,740	210,141
MedAssets, Inc.*	5,251	101,082
Medidata Solutions, Inc.*	2,001	116,018
Merge Healthcare, Inc.*	4,792	13,849
Omnicell, Inc.*	2,844	53,695
Quality Systems, Inc.	3,561	65,095
Vocera Communications, Inc.*	605	13,915
		988,123

Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc.*	2,162	78,545
Ameristar Casinos, Inc.	2,968	77,851
Biglari Holdings, Inc.*	100	37,319
BJ's Restaurants, Inc.*	2,209	73,516
Bloomin' Brands, Inc.*	1,600	28,592
Bluegreen Corp.*	1,290	12,694
Bob Evans Farms, Inc.	2,624	111,835
Boyd Gaming Corp.*	4,718	39,018
Bravo Brio Restaurant Group, Inc.*	1,583	25,059
Buffalo Wild Wings, Inc.*	1,672	146,350
Caesars Entertainment Corp.*	3,317	52,608
Carrols Restaurant Group, Inc.*	890	4,619
CEC Entertainment, Inc.	1,631	53,415
Churchill Downs, Inc.	1,172	82,087
Chuy's Holdings, Inc.*	585	19,059
Cracker Barrel Old Country Store, Inc.	1,732	140,032
Del Frisco's Restaurant Group, Inc.*	500	8,300
Denny's Corp.*	9,207	53,124
DineEquity, Inc.	1,377	94,724
Domino's Pizza, Inc.	5,074	261,007
Einstein Noah Restaurant Group, Inc.	351	5,205
Fiesta Restaurant Group, Inc.*	1,456	38,686
Frisch's Restaurants, Inc.	282	5,059
Ignite Restaurant Group, Inc.*	597	8,764
International Speedway Corp.	2,420	79,086
Interval Leisure Group, Inc.	3,495	75,981
Isle of Capri Casinos, Inc.*	1,930	12,140
Jack in the Box, Inc.*	3,981	137,703
Jamba, Inc.*	5,515	15,718
Krispy Kreme Doughnuts, Inc.*	5,108	73,760
Life Time Fitness, Inc.*	3,860	165,131
Luby's, Inc.*	1,545	11,557
Marcus Corp.	1,890	23,606
Marriott Vacations Worldwide Corp.*	2,395	102,769
Monarch Casino & Resort, Inc.*	917	8,922
Morgans Hotel Group Co.*	2,245	13,290
MTR Gaming Group, Inc.*	2,035	6,715
Multimedia Games Holding Co., Inc.*	2,465	51,445
Nathan's Famous, Inc.*	240	10,140
Orient-Express Hotels Ltd.*	8,718	85,959
Papa John's International, Inc.*	1,584	97,923
Pinnacle Entertainment, Inc.*	5,296	77,428
Premier Exhibitions, Inc.*	2,314	6,155
Red Lion Hotels Corp.*	1,051	7,473
Red Robin Gourmet Burgers, Inc.*	1,322	60,283
Ruby Tuesday, Inc.*	5,637	41,545
Ruth's Hospitality Group, Inc.*	3,111	29,679
Scientific Games Corp.*	4,782	41,841
SHFL Entertainment, Inc.*	4,687	77,664
Six Flags Entertainment Corp.	3,291	238,532
Sonic Corp.*	5,351	68,921
Speedway Motorsports, Inc.	1,049	18,871
Texas Roadhouse, Inc.	5,551	112,075
The Cheesecake Factory, Inc.	4,746	183,243
Town Sports International Holdings, Inc.	2,088	19,752
Vail Resorts, Inc.	3,157	196,744
WMS Industries, Inc.*	4,959	125,016
		3,734,535

Household Durables - 1.1%
American Greetings Corp.	2,825	45,483
Bassett Furniture Industries, Inc.	1,014	16,183
Beazer Homes USA, Inc.*	2,186	34,626
Blyth, Inc.	938	16,284
Cavco Industries, Inc.*	679	32,300
CSS Industries, Inc.	772	20,049
Ethan Allen Interiors, Inc.	2,160	71,107
Flexsteel Industries, Inc.	405	10,020
Helen of Troy Ltd.*	2,854	109,479
Hooker Furniture Corp.	972	15,494
Hovnanian Enterprises, Inc.*	8,985	51,843
iRobot Corp.*	2,473	63,457
KB Home	7,345	159,901
La-Z-Boy, Inc.	4,509	85,085
Libbey, Inc.*	2,000	38,660
Lifetime Brands, Inc.	858	9,790
M/I Homes, Inc.*	1,923	47,017
MDC Holdings, Inc.	3,443	126,186
Meritage Homes Corp.*	2,716	127,272
NACCO Industries, Inc.	503	26,840
Skullcandy, Inc.*	1,457	7,693
Standard Pacific Corp.*	10,270	88,733
The Ryland Group, Inc.	3,854	160,403
Universal Electronics, Inc.*	1,267	29,458
Zagg, Inc.*	2,293	16,693
		1,410,056

Household Products - 0.2%
Central Garden and Pet Co.*	3,442	28,293
Harbinger Group, Inc.*	3,709	30,636
Oil-Dri Corp. of America	406	11,055
Orchids Paper Products Co.	518	12,085
Spectrum Brands Holdings, Inc.	2,067	116,972
WD-40 Co.	1,450	79,417
		278,458

Independent Power Producers & Energy Traders - 0.1%
American DG Energy, Inc.*	2,192	4,603
Atlantic Power Corp.	10,236	50,464
Genie Energy Ltd.	1,313	12,158
Ormat Technologies, Inc.	1,475	30,459
		97,684

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	3,264	109,703

Insurance - 2.3%
Alterra Capital Holdings Ltd.	7,675	241,761
American Equity Investment Life Holding Co.	5,120	76,237
American Safety Insurance Holdings Ltd.*	960	23,962
Amerisafe, Inc.	1,651	58,677
Amtrust Financial Services, Inc.	2,416	83,714
Argo Group International Holdings Ltd.	2,408	99,643
Baldwin & Lyons, Inc., Class B	853	20,293
Citizens, Inc.*	3,380	28,358
CNO Financial Group, Inc.	17,881	204,737
Crawford & Co., Class B	2,478	18,808
Donegal Group, Inc.	916	13,987
Eastern Insurance Holdings, Inc.	597	11,200
eHealth, Inc.*	1,833	32,774
EMC Insurance Group, Inc.	497	13,086
Employers Holdings, Inc.	2,960	69,412
Enstar Group Ltd.*	760	94,460
FBL Financial Group, Inc.	913	35,479
First American Financial Corp.	9,559	244,424
Fortegra Financial Corp.*	652	5,712
Global Indemnity plc*	1,033	23,966
Greenlight Capital Re Ltd.*	2,477	60,563
Hallmark Financial Services, Inc.*	1,205	10,845
Hilltop Holdings, Inc.*	3,467	46,770
Homeowners Choice, Inc.	646	17,604
Horace Mann Educators Corp.	3,435	71,620
Independence Holding Co.	665	6,770
Infinity Property & Casualty Corp.	1,095	61,539
Investors Title Co.	111	7,667
Kansas City Life Insurance Co.	365	14,282
Maiden Holdings Ltd.	4,341	45,971
Meadowbrook Insurance Group, Inc.	4,743	33,438
Montpelier Re Holdings Ltd.	4,509	117,459
National Financial Partners Corp.*	3,733	83,731
National Interstate Corp.	681	20,416
National Western Life Insurance Co.	193	33,968
OneBeacon Insurance Group Ltd.	1,823	24,647
Platinum Underwriters Holdings Ltd.	2,918	162,854
Primerica, Inc.	3,939	129,120
RLI Corp.	1,910	137,234
Safety Insurance Group, Inc.	1,103	54,212
Selective Insurance Group, Inc.	4,935	118,489
State Auto Financial Corp.	1,338	23,308
Stewart Information Services Corp.	1,793	45,668
Symetra Financial Corp.	6,970	93,468
The Navigators Group, Inc.*	925	54,344
The Phoenix Co.'s, Inc.*	538	16,554
Tower Group International Ltd.	3,704	68,339
United Fire Group, Inc.	1,786	45,489
Universal Insurance Holdings, Inc.	1,043	5,059
		3,012,118

Internet & Catalog Retail - 0.4%
1-800-FLOWERS.COM, Inc.*	2,081	10,343
Blue Nile, Inc.*	1,104	38,033
CafePress, Inc.*	413	2,482
Geeknet, Inc.*	360	5,317
HSN, Inc.	3,174	174,126
Kayak Software Corp.*	300	11,988
NutriSystem, Inc.	2,351	19,937
Orbitz Worldwide, Inc.*	2,514	14,355
Overstock.com, Inc.*	951	11,716
PetMed Express, Inc.	1,778	23,852
Shutterfly, Inc.*	3,220	142,227
US Auto Parts Network, Inc.*	1,360	1,632
Vitacost.com, Inc.*	1,988	14,373
		470,381

Internet Software & Services - 2.1%
Active Network, Inc.*	3,497	14,652
Angie's List, Inc.*	3,204	63,311
Bankrate, Inc.*	4,159	49,658
Bazaarvoice, Inc.*	929	6,800
Blucora, Inc.*	3,325	51,471
Brightcove, Inc.*	437	2,714
Carbonite, Inc.*	592	6,482
comScore, Inc.*	3,182	53,394
Constant Contact, Inc.*	2,738	35,539
Cornerstone OnDemand, Inc.*	3,030	103,323
CoStar Group, Inc.*	2,508	274,526
Dealertrack Technologies, Inc.*	3,821	112,261
Demand Media, Inc.*	2,697	23,275
Demandware, Inc.*	589	14,931
Dice Holdings, Inc.*	3,980	40,317
Digital River, Inc.*	3,259	46,082
E2open, Inc.*	400	7,976
Earthlink, Inc.	9,440	51,165
Envestnet, Inc.*	1,573	27,543
ExactTarget, Inc.*	878	20,431
Internap Network Services Corp.*	4,533	42,384
IntraLinks Holdings, Inc.*	2,626	16,701
Ipass, Inc.*	4,675	9,257
j2 Global, Inc.	4,165	163,310
Keynote Systems, Inc.	1,413	19,726
Limelight Networks, Inc.*	4,616	9,509
Liquidity Services, Inc.*	2,122	63,257
LivePerson, Inc.*	4,955	67,289
LogMeIn, Inc.*	1,987	38,190
Marchex, Inc., Class B	1,359	5,721
Market Leader, Inc.*	1,985	17,786
MeetMe, Inc.*	580	1,322
Millennial Media, Inc.*	1,028	6,528
Monster Worldwide, Inc.*	10,917	55,349
Move, Inc.*	3,426	40,941
NIC, Inc.	5,804	111,205
OpenTable, Inc.*	2,032	127,975
Perficient, Inc.*	2,876	33,534
QuinStreet, Inc.*	2,943	17,570
RealNetworks, Inc.*	1,733	13,361
Responsys, Inc.*	3,217	28,470
Saba Software, Inc.*	2,907	23,111
SciQuest, Inc.*	1,608	38,656
Spark Networks, Inc.*	1,033	7,272
SPS Commerce, Inc.*	1,099	46,894
Stamps.com, Inc.*	1,275	31,837
support.com, Inc.*	4,845	20,252
Synacor, Inc.*	607	1,815
TechTarget, Inc.*	1,109	5,423
Travelzoo, Inc.*	642	13,720
Trulia, Inc.*	619	19,424
United Online, Inc.	7,634	46,033
Unwired Planet, Inc.*	8,707	19,330
ValueClick, Inc.*	6,675	197,246
VistaPrint NV*	3,040	117,526
Vocus, Inc.*	1,857	26,277
Web.com Group, Inc.*	3,156	53,905
WebMD Health Corp.*	4,561	110,924
XO Group, Inc.*	2,474	24,740
Yelp, Inc.*	760	18,020
Zix Corp.*	5,001	17,904
		2,735,545

Acxiom Corp.*	6,669	136,048
CACI International, Inc.*	2,028	117,360
Cardtronics, Inc.*	3,972	109,071
Cass Information Systems, Inc.	943	39,644
Ciber, Inc.*	6,559	30,827
Computer Task Group, Inc.	1,181	25,262
Convergys Corp.	9,704	165,259
CSG Systems International, Inc.*	2,979	63,125
EPAM Systems, Inc.*	327	7,596
Euronet Worldwide, Inc.*	4,569	120,347
ExlService Holdings, Inc.*	2,103	69,147
Forrester Research, Inc.	1,276	40,385
Global Cash Access Holdings, Inc.*	5,479	38,627
Heartland Payment Systems, Inc.	3,491	115,098
Higher One Holdings, Inc.*	2,895	25,737
iGate Corp.*	2,894	54,436
Innodata, Inc.*	1,998	6,893
Lionbridge Technologies, Inc.*	6,186	23,940
Mantech International Corp.	1,948	52,343
Mattersight Corp.*	915	3,925
MAXIMUS, Inc.	3,049	243,829
ModusLink Global Solutions, Inc.*	4,598	15,173
MoneyGram International, Inc.*	1,932	34,969
PRGX Global, Inc.*	1,605	11,155
Sapient Corp.*	11,091	135,199
ServiceSource International, Inc.*	4,470	31,603
SYKES Enterprises, Inc.*	3,603	57,504
Syntel, Inc.	1,390	93,853
TeleTech Holdings, Inc.*	2,084	44,202
The Hackett Group, Inc.	1,931	8,825
Unisys Corp.*	3,725	84,744
Virtusa Corp.*	1,651	39,228
WEX, Inc.*	3,499	274,671
		2,320,025

Leisure Equipment & Products - 0.5%
Arctic Cat, Inc.*	1,125	49,163
Black Diamond, Inc.*	1,890	17,218
Brunswick Corp.	8,042	275,197
Callaway Golf Co.	5,633	37,290
Jakks Pacific, Inc.	1,960	20,560
Johnson Outdoors, Inc.*	405	9,655
Leapfrog Enterprises, Inc.*	4,543	38,888
Marine Products Corp.	813	5,984
Smith & Wesson Holding Corp.*	5,544	49,896
Steinway Musical Instruments, Inc.*	547	13,139
Sturm Ruger & Co., Inc.	1,672	84,821
		601,811

Life Sciences - Tools & Services - 0.4%
Affymetrix, Inc.*	6,207	29,297
BG Medicine, Inc.*	625	1,163
Cambrex Corp.*	2,637	33,727
Fluidigm Corp.*	2,157	39,926
Furiex Pharmaceuticals, Inc.*	656	24,587
Harvard Bioscience, Inc.*	1,892	10,690
Luminex Corp.*	3,754	62,016
Pacific Biosciences of California, Inc.*	2,788	6,942
PAREXEL International Corp.*	5,392	213,038
Sequenom, Inc.*	10,313	42,799
		464,185

Machinery - 3.0%
Accuride Corp.*	4,261	22,967
Actuant Corp.	6,469	198,081
Alamo Group, Inc.	670	25,629
Albany International Corp.	2,370	68,493
Altra Holdings, Inc.	2,349	63,940
American Railcar Industries, Inc.	842	39,355
Ampco-Pittsburgh Corp.	791	14,958
Astec Industries, Inc.	1,736	60,639
Barnes Group, Inc.	4,884	141,294
Blount International, Inc.*	4,185	55,995
Briggs & Stratton Corp.	4,379	108,599
Cascade Corp.	795	51,659
Chart Industries, Inc.*	2,692	215,387
CIRCOR International, Inc.	1,493	63,453
CLARCOR, Inc.	4,524	236,967
Columbus McKinnon Corp.*	1,673	32,205
Commercial Vehicle Group, Inc.*	2,272	17,722
Douglas Dynamics, Inc.	1,993	27,543
Dynamic Materials Corp.	1,203	20,932
Energy Recovery, Inc.*	4,261	15,766
EnPro Industries, Inc.*	1,799	92,055
ESCO Technologies, Inc.	2,314	94,550
Federal Signal Corp.*	5,446	44,330
Flow International Corp.*	4,867	19,030
FreightCar America, Inc.	1,042	22,736
Gerber Scientific, Inc. (b)*	2,334	—
Gorman-Rupp Co.	1,275	38,314
Graham Corp.	1,022	25,284
Greenbrier Co.'s, Inc.*	2,057	46,715
Hardinge, Inc.	1,051	14,325
Hurco Co.'s, Inc.*	529	14,405
Hyster-Yale Materials Handling, Inc.	981	56,005
John Bean Technologies Corp.	2,463	51,107
Kadant, Inc.*	1,153	28,825
Kaydon Corp.	2,885	73,798
LB Foster Co.	815	36,096
Lindsay Corp.	1,094	96,469
Lydall, Inc.*	1,583	24,299
Meritor, Inc.*	8,688	41,094
Met-Pro Corp.	1,517	15,671
Middleby Corp.*	1,686	256,525
Miller Industries, Inc.	1,050	16,853
Mueller Industries, Inc.	1,767	94,163
Mueller Water Products, Inc.	13,480	79,936
NN, Inc.*	1,381	13,064
Omega Flex, Inc.	248	4,263
PMFG, Inc.*	1,648	10,168
Proto Labs, Inc.*	401	19,689
RBC Bearings, Inc.*	1,997	100,968
Rexnord Corp.*	2,593	55,049
Sauer-Danfoss, Inc.	1,012	59,131
Standex International Corp.	1,092	60,300
Sun Hydraulics Corp.	1,860	60,469
Tennant Co.	1,652	80,221
The Eastern Co.	560	9,822
Titan International, Inc.	4,249	89,569
Trimas Corp.*	2,899	94,131
Twin Disc, Inc.	694	17,406
Wabash National Corp.*	5,981	60,767
Watts Water Technologies, Inc.	2,566	123,142
Woodward, Inc.	6,226	247,546
		3,869,874

Marine - 0.0%
Genco Shipping & Trading Ltd.*	2,930	8,438
International Shipholding Corp.	583	10,611
Rand Logistics, Inc.*	1,591	9,745
		28,794

Media - 1.2%
Arbitron, Inc.	2,329	109,160
Beasley Broadcasting Group, Inc.	396	2,336
Belo Corp.	7,968	78,325
Carmike Cinemas, Inc.*	1,595	28,901
Central European Media Enterprises Ltd.*	3,010	12,702
Crown Media Holdings, Inc.*	3,539	7,255
Cumulus Media, Inc.*	5,053	17,029
Daily Journal Corp.*	88	9,768
Digital Generation, Inc.*	2,184	14,043
Entercom Communications Corp.*	2,183	16,242
Entravision Communications Corp.	4,508	14,381
EW Scripps Co.*	2,937	35,332
Fisher Communications, Inc.	676	26,526
Global Sources Ltd.*	1,547	11,695
Harte-Hanks, Inc.	4,010	31,238
Journal Communications, Inc.*	4,357	29,279
LIN TV Corp.*	2,982	32,772
Lions Gate Entertainment Corp.*	7,052	167,626
Live Nation Entertainment, Inc.*	12,607	155,949
Martha Stewart Living Omnimedia, Inc.*	2,756	7,276
McClatchy Co.*	5,532	16,043
MDC Partners, Inc.	2,060	33,310
Meredith Corp.	3,261	124,766
National CineMedia, Inc.	5,048	79,658
New York Times Co.*	12,263	120,177
Nexstar Broadcasting Group, Inc.	992	17,856
Outdoor Channel Holdings, Inc.	1,282	11,435
ReachLocal, Inc.*	820	12,267
Reading International, Inc.*	1,506	8,434
Rentrak Corp.*	971	21,343
Saga Communications, Inc.	394	18,226
Salem Communications Corp.	911	7,224
Scholastic Corp.	2,251	59,989
Shutterstock, Inc.*	460	20,691
Sinclair Broadcast Group, Inc.	4,195	84,907
Valassis Communications, Inc.	3,539	105,710
Value Line, Inc.	108	1,017
World Wrestling Entertainment, Inc.	2,503	22,077
		1,572,965

Metals & Mining - 1.3%
AK Steel Holding Corp.	12,084	39,998
AM Castle & Co.*	1,549	27,107
AMCOL International Corp.	2,271	68,561
Century Aluminum Co.*	4,238	32,802
Coeur d'Alene Mines Corp.*	8,093	152,634
General Moly, Inc.*	6,675	14,752
Globe Specialty Metals, Inc.	5,366	74,695
Gold Resource Corp.	2,687	35,012
Golden Minerals Co.*	2,295	5,462
Golden Star Resources Ltd.*	22,636	36,218
Handy & Harman Ltd.*	480	7,387
Haynes International, Inc.	1,062	58,729
Hecla Mining Co.	25,688	101,468
Horsehead Holding Corp.*	3,786	41,192
Kaiser Aluminum Corp.	1,737	112,297
Materion Corp.	1,774	50,559
McEwen Mining, Inc.*	19,355	55,355
Metals USA Holdings Corp.	1,062	21,930
Midway Gold Corp.*	10,276	12,537
Noranda Aluminum Holding Corp.	3,000	13,470
Olympic Steel, Inc.	846	20,219
Paramount Gold and Silver Corp.*	11,758	26,220
Revett Minerals, Inc.*	2,059	4,695
RTI International Metals, Inc.*	2,632	83,408
Schnitzer Steel Industries, Inc.	2,273	60,598
Stillwater Mining Co.*	10,423	134,769
SunCoke Energy, Inc.*	5,999	97,964
Universal Stainless & Alloy Products, Inc.*	703	25,554
US Antimony Corp.*	4,840	8,373
US Silica Holdings, Inc.	1,051	24,783
Vista Gold Corp.*	5,838	12,610
Worthington Industries, Inc.	4,540	140,649
		1,602,007

Multiline Retail - 0.2%
Bon-Ton Stores, Inc.	1,090	14,170
Fred's, Inc.	3,439	47,046
Gordmans Stores, Inc.*	571	6,686
Saks, Inc.*	9,477	108,701
Tuesday Morning Corp.*	3,766	29,224
		205,827

Multi-Utilities - 0.4%
Avista Corp.	5,283	144,754
Black Hills Corp.	3,970	174,839
CH Energy Group, Inc.	1,384	90,500
NorthWestern Corp.	3,277	130,621
		540,714

Oil, Gas & Consumable Fuels - 3.7%
Abraxas Petroleum Corp.*	7,685	17,752
Adams Resources & Energy, Inc.	189	9,639
Alon USA Energy, Inc.	862	16,421
Amyris, Inc.*	2,650	8,162
Apco Oil and Gas International, Inc.	813	10,081
Approach Resources, Inc.*	2,944	72,452
Arch Coal, Inc.	19,111	103,773
Berry Petroleum Co.	4,714	218,211
Bill Barrett Corp.*	4,332	87,810
Bonanza Creek Energy, Inc.*	876	33,875
BPZ Resources, Inc.*	8,517	19,334
Callon Petroleum Co.*	3,669	13,575
Carrizo Oil & Gas, Inc.*	3,564	91,844
Ceres, Inc.*	493	1,716
Clayton Williams Energy, Inc.*	515	22,521
Clean Energy Fuels Corp.*	5,949	77,337
Cloud Peak Energy, Inc.*	5,496	103,215
Comstock Resources, Inc.*	4,332	70,395
Contango Oil & Gas Co.	1,149	46,063
Crimson Exploration, Inc.*	1,794	5,131
Crosstex Energy, Inc.	3,520	67,795
CVR Energy, Inc.	1,435	74,075
Delek US Holdings, Inc.	1,530	60,374
Diamondback Energy, Inc.*	1,277	34,275
Emerald Oil, Inc.*	1,426	10,039
Endeavour International Corp.*	4,135	12,198
Energy XXI Bermuda Ltd.	7,102	193,316
EPL Oil & Gas, Inc.*	2,531	67,856
Evolution Petroleum Corp.*	1,370	13,906
Forest Oil Corp.*	10,604	55,777
Frontline Ltd.*	4,236	9,912
FX Energy, Inc.*	4,491	15,090
GasLog Ltd.	2,117	27,225
Gastar Exploration Ltd.*	4,045	7,119
Gevo, Inc.*	1,872	4,193
Goodrich Petroleum Corp.*	2,138	33,460
Green Plains Renewable Energy, Inc.*	2,245	25,683
Gulfport Energy Corp.*	6,757	309,673
Halcon Resources Corp.*	10,027	78,110
Hallador Energy Co.	353	2,436
Harvest Natural Resources, Inc.*	3,086	10,832
Isramco, Inc.*	85	8,427
KiOR, Inc.*	2,376	11,048
Knightsbridge Tankers Ltd.	1,807	14,817
Kodiak Oil & Gas Corp.*	23,728	215,688
Magnum Hunter Resources Corp.:
Common*	12,516	50,189
Warrants (strike price $10.50/share, expires 10/14/2013)*	871	113
Matador Resources Co.*	1,196	10,597
McMoRan Exploration Co.*	9,136	149,374
Midstates Petroleum Co., Inc.*	2,163	18,494
Miller Energy Resources, Inc.*	2,624	9,735
Nordic American Tankers Ltd.	4,526	52,275
Northern Oil And Gas, Inc.*	5,718	82,225
Oasis Petroleum, Inc.*	7,193	273,838
Panhandle Oil and Gas, Inc.	744	21,316
PDC Energy, Inc.*	2,551	126,453
Penn Virginia Corp.	3,974	16,055
Petroquest Energy, Inc.*	4,829	21,441
Quicksilver Resources, Inc.*	10,574	23,791
Renewable Energy Group, Inc.*	611	4,699
Rentech, Inc.	20,009	47,021
Resolute Energy Corp.*	3,942	45,372
REX American Resources Corp.*	639	14,135
Rex Energy Corp.*	3,511	57,861
Rosetta Resources, Inc.*	4,763	226,624
Sanchez Energy Corp.*	878	17,490
Saratoga Resources, Inc.*	1,634	4,346
Scorpio Tankers, Inc.*	7,402	66,026
SemGroup Corp.*	3,763	194,622
Ship Finance International Ltd.	4,331	76,399
Solazyme, Inc.*	2,946	23,008
Stone Energy Corp.*	4,454	96,873
Swift Energy Co.*	3,858	57,137
Synergy Resources Corp.*	3,523	24,168
Targa Resources Corp.	2,610	177,376
Teekay Tankers Ltd.	5,671	16,162
Triangle Petroleum Corp.*	3,529	23,291
Uranerz Energy Corp.*	5,306	6,739
Uranium Energy Corp.*	5,621	12,366
Vaalco Energy, Inc.*	5,208	39,529
W&T Offshore, Inc.	3,057	43,409
Warren Resources, Inc.*	6,571	21,093
Western Refining, Inc.	5,160	182,716
Westmoreland Coal Co.*	813	9,236
ZaZa Energy Corp.*	2,235	4,045
		4,740,270

Paper & Forest Products - 0.8%
Buckeye Technologies, Inc.	3,437	102,938
Clearwater Paper Corp.*	2,010	105,907
Deltic Timber Corp.	942	64,734
KapStone Paper and Packaging Corp.	3,638	101,136
Louisiana-Pacific Corp.*	12,382	267,451
Neenah Paper, Inc.	1,287	39,588
PH Glatfelter Co.	4,002	93,567
Resolute Forest Products*	7,294	118,017
Schweitzer-Mauduit International, Inc.	2,724	105,501
Wausau Paper Corp.	4,288	46,225
		1,045,064

Personal Products - 0.3%
Elizabeth Arden, Inc.*	2,269	91,327
Female Health Co.	1,851	13,401
Inter Parfums, Inc.	1,484	36,254
Medifast, Inc.*	1,179	27,023
Nature's Sunshine Products, Inc.	1,018	15,514
Nutraceutical International Corp.	861	14,938
Prestige Brands Holdings, Inc.*	4,259	109,414
Revlon, Inc.*	936	20,929
Star Scientific, Inc.*	13,119	21,778
Synutra International, Inc.*	1,867	8,775
USANA Health Sciences, Inc.*	626	30,255
		389,608

Pharmaceuticals - 1.3%
Acura Pharmaceuticals, Inc.*	651	1,387
Akorn, Inc.*	5,120	70,810
Ampio Pharmaceuticals, Inc.*	1,629	7,445
Auxilium Pharmaceuticals, Inc.*	4,356	75,272
AVANIR Pharmaceuticals, Inc.*	11,236	30,787
BioDelivery Sciences International, Inc.*	1,915	8,062
Cadence Pharmaceuticals, Inc.*	5,345	35,758
Cempra, Inc.*	383	2,585
Corcept Therapeutics, Inc.*	3,942	7,884
Cornerstone Therapeutics, Inc.*	514	3,634
Cumberland Pharmaceuticals, Inc.*	1,070	5,329
Depomed, Inc.*	4,576	26,861
Endocyte, Inc.*	2,665	33,179
Forest Laboratories, Inc. (b)*	1,024	—
Hi-Tech Pharmacal Co., Inc.	922	30,527
Horizon Pharma, Inc.*	1,900	5,149
Impax Laboratories, Inc.*	6,033	93,149
Jazz Pharmaceuticals plc*	3,739	209,047
Lannett Co., Inc.*	1,413	14,285
Medicines Co.*	4,964	165,897
Nektar Therapeutics*	9,930	109,230
Obagi Medical Products, Inc.*	1,589	31,383
Omeros Corp.*	2,022	8,331
Optimer Pharmaceuticals, Inc.*	4,237	50,420
Pacira Pharmaceuticals, Inc.*	1,661	47,936
Pain Therapeutics, Inc.*	3,031	10,396
Pernix Therapeutics Holdings, Inc.*	280	1,389
Pozen, Inc.*	2,758	14,535
Questcor Pharmaceuticals, Inc.	4,840	157,494
Repros Therapeutics, Inc.*	1,335	21,493
Sagent Pharmaceuticals, Inc.*	845	14,830
Santarus, Inc.*	4,888	84,709
Sciclone Pharmaceuticals, Inc.*	5,114	23,524
Sucampo Pharmaceuticals, Inc.*	729	4,768
Supernus Pharmaceuticals, Inc.*	304	1,708
Transcept Pharmaceuticals, Inc.*	497	2,381
Ventrus Biosciences, Inc.*	1,124	3,361
Viropharma, Inc.*	5,860	147,438
VIVUS, Inc.*	8,977	98,747
XenoPort, Inc.*	3,819	27,306
Zogenix, Inc.*	3,279	5,902
		1,694,328

Professional Services - 1.3%
Acacia Research Corp.*	4,475	135,011
Advisory Board Co.*	3,089	162,234
Barrett Business Services, Inc.	606	31,912
CBIZ, Inc.*	3,612	23,045
CDI Corp.	1,164	20,021
Corporate Executive Board Co.	3,017	175,469
CRA International, Inc.*	1,024	22,907
Exponent, Inc.	1,204	64,944
Franklin Covey Co.*	1,007	14,632
FTI Consulting, Inc.*	3,780	142,355
GP Strategies Corp.*	1,245	29,706
Heidrick & Struggles International, Inc.	1,525	22,799
Hill International, Inc.*	2,682	8,019
Hudson Global, Inc.*	2,983	11,753
Huron Consulting Group, Inc.*	1,926	77,656
ICF International, Inc.*	1,793	48,770
Insperity, Inc.	1,904	54,016
Kelly Services, Inc.	2,314	43,225
Kforce, Inc.	2,687	43,986
Korn/Ferry International*	4,020	71,797
Mistras Group, Inc.*	1,338	32,393
Navigant Consulting, Inc.*	4,439	58,328
Odyssey Marine Exploration, Inc.*	5,528	18,021
On Assignment, Inc.*	3,867	97,874
Pendrell Corp.*	12,424	20,624
Resources Connection, Inc.	4,053	51,473
RPX Corp.*	1,905	26,879
The Dolan Co.*	2,652	6,338
TrueBlue, Inc.*	3,417	72,235
VSE Corp.	430	10,746
WageWorks, Inc.*	586	14,668
		1,613,836

Real Estate Investment Trusts - 8.2%
Acadia Realty Trust	4,504	125,076
AG Mortgage Investment Trust, Inc.	2,395	61,001
Agree Realty Corp.	1,030	31,003
Alexander's, Inc.	180	59,344
American Assets Trust, Inc.	2,814	90,076
American Capital Mortgage Investment Corp.	5,231	135,221
AmREIT, Inc.	360	7,006
Anworth Mortgage Asset Corp.	12,353	78,194
Apollo Commercial Real Estate Finance, Inc.	2,083	36,640
Apollo Residential Mortgage, Inc.	1,998	44,535
Ares Commercial Real Estate Corp.	693	11,726
ARMOUR Residential REIT, Inc.	33,180	216,665
Ashford Hospitality Trust, Inc.	4,804	59,377
Associated Estates Realty Corp.	4,395	81,923
Campus Crest Communities, Inc.	3,423	47,580
CapLease, Inc.	5,937	37,819
Capstead Mortgage Corp.	8,425	108,008
Cedar Realty Trust, Inc.	5,667	34,625
Chatham Lodging Trust	1,544	27,190
Chesapeake Lodging Trust	4,308	98,826
Colonial Properties Trust	7,917	179,003
Colony Financial, Inc.	5,746	127,561
Coresite Realty Corp.	1,850	64,713
Cousins Properties, Inc.	8,017	85,702
CreXus Investment Corp.	6,029	78,498
CubeSmart	11,091	175,238
CYS Investments, Inc.	15,572	182,815
DCT Industrial Trust, Inc.	24,200	179,080
DiamondRock Hospitality Co.	16,688	155,365
DuPont Fabros Technology, Inc.	5,521	133,995
Dynex Capital, Inc.	4,570	48,808
EastGroup Properties, Inc.	2,654	154,463
Education Realty Trust, Inc.	10,056	105,890
EPR Properties	4,216	219,443
Equity One, Inc.	4,939	118,388
Excel Trust, Inc.	3,973	54,231
FelCor Lodging Trust, Inc.*	10,890	64,796
First Industrial Realty Trust, Inc.	8,706	149,134
First Potomac Realty Trust	4,374	64,866
Franklin Street Properties Corp.	6,527	95,425
Getty Realty Corp.	2,309	46,665
Gladstone Commercial Corp.	887	17,270
Glimcher Realty Trust	12,556	145,650
Government Properties Income Trust	3,827	98,469
Gramercy Capital Corp.*	4,133	21,533
Gyrodyne Co. of America, Inc.	107	7,866
Healthcare Realty Trust, Inc.	7,762	220,363
Hersha Hospitality Trust	15,483	90,421
Highwoods Properties, Inc.	6,981	276,238
Hudson Pacific Properties, Inc.	3,817	83,020
Inland Real Estate Corp.	6,505	65,635
Invesco Mortgage Capital, Inc.	11,791	252,209
Investors Real Estate Trust	7,714	76,137
iStar Financial, Inc.*	7,508	81,762
JAVELIN Mortgage Investment Corp.	644	12,655
Kite Realty Group Trust	5,814	39,186
LaSalle Hotel Properties	8,491	215,502
Lexington Realty Trust	11,760	138,768
LTC Properties, Inc.	2,654	108,097
Medical Properties Trust, Inc.	12,207	195,800
Monmouth Real Estate Investment Corp.	3,342	37,263
National Health Investors, Inc.	2,137	139,867
New York Mortgage Trust, Inc.	4,412	33,266
NorthStar Realty Finance Corp.	17,174	162,810
Omega Healthcare Investors, Inc.	9,961	302,416
One Liberty Properties, Inc.	1,012	21,981
Parkway Properties, Inc.	1,911	35,449
Pebblebrook Hotel Trust	5,402	139,318
Pennsylvania Real Estate Investment Trust	4,838	93,809
Pennymac Mortgage Investment Trust	5,239	135,638
Potlatch Corp.	3,631	166,518
PS Business Parks, Inc.	1,620	127,850
RAIT Financial Trust	5,358	42,703
Ramco-Gershenson Properties Trust	4,128	69,350
Redwood Trust, Inc.	6,814	157,949
Resource Capital Corp.	8,830	58,366
Retail Opportunity Investments Corp.	4,307	60,341
RLJ Lodging Trust	9,607	218,655
Rouse Properties, Inc.	1,994	36,091
Ryman Hospitality Properties, Inc.	2,938	134,415
Sabra Healthcare REIT, Inc.	3,180	92,252
Saul Centers, Inc.	656	28,693
Select Income REIT	1,027	27,164
Silver Bay Realty Trust Corp.	1,287	26,633
Sovran Self Storage, Inc.	2,611	168,383
Spirit Realty Capital, Inc.	2,964	56,316
STAG Industrial, Inc.	3,227	68,638
Starwood Property Trust, Inc.	12,043	334,314
Strategic Hotels & Resorts, Inc.*	16,115	134,560
Summit Hotel Properties, Inc.	4,981	52,151
Sun Communities, Inc.	2,633	129,886
Sunstone Hotel Investors, Inc.*	14,377	176,981
Terreno Realty Corp.	1,701	30,584
The GEO Group, Inc.	6,333	238,247
Two Harbors Investment Corp.	26,258	331,113
UMH Properties, Inc.	1,025	10,527
Universal Health Realty Income Trust	985	56,844
Urstadt Biddle Properties, Inc.	2,125	46,240
Washington Real Estate Investment Trust	5,971	166,233
Western Asset Mortgage Capital Corp.	1,663	38,648
Whitestone REIT	1,229	18,607
Winthrop Realty Trust	2,311	29,072
		10,458,636

Real Estate Management & Development - 0.2%
AV Homes, Inc.*	824	10,984
Consolidated-Tomoka Land Co.	345	13,541
Forestar Group, Inc.*	3,184	69,602
Kennedy-Wilson Holdings, Inc.	3,832	59,434
Tejon Ranch Co.*	1,147	34,158
Thomas Properties Group, Inc.	2,899	14,872
Zillow, Inc.*	338	18,478
		221,069

Road & Rail - 1.2%
AMERCO	746	129,461
Arkansas Best Corp.	2,213	25,848
Avis Budget Group, Inc.*	9,557	265,971
Celadon Group, Inc.	1,805	37,652
Genesee & Wyoming, Inc.*	3,928	365,736
Heartland Express, Inc.	4,411	58,843
Knight Transportation, Inc.	5,197	83,672
Marten Transport Ltd.	1,347	27,115
Old Dominion Freight Line, Inc.*	6,415	245,053
Patriot Transportation Holding, Inc.*	453	12,602
Quality Distribution, Inc.*	1,924	16,181
Roadrunner Transportation Systems, Inc.*	1,269	29,187
Saia, Inc.*	1,442	52,157
Swift Transportation Co.*	7,111	100,834
Universal Truckload Services, Inc.	475	11,082
Werner Enterprises, Inc.	3,982	96,125
		1,557,519

Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc.*	3,684	67,417
Alpha & Omega Semiconductor Ltd.*	1,207	10,718
Ambarella, Inc.*	530	8,300
Amkor Technology, Inc.*	7,182	28,728
Anadigics, Inc.*	6,771	13,542
Applied Micro Circuits Corp.*	5,726	42,487
ATMI, Inc.*	2,756	61,817
Axcelis Technologies, Inc.*	9,665	12,081
AXT, Inc.*	2,876	8,455
Brooks Automation, Inc.	5,690	57,924
Cabot Microelectronics Corp.	2,121	73,705
Cavium, Inc.*	4,476	173,714
Ceva, Inc.*	1,987	30,997
Cirrus Logic, Inc.*	5,807	132,109
Cohu, Inc.	2,037	19,066
Cymer, Inc.*	2,786	267,735
Diodes, Inc.*	3,196	67,052
DSP Group, Inc.*	2,403	19,392
Entegris, Inc.*	12,359	121,860
Entropic Communications, Inc.*	7,041	28,657
Exar Corp.*	3,348	35,154
First Solar, Inc.*	5,422	146,177
Formfactor, Inc.*	4,374	20,558
GSI Technology, Inc.*	2,002	13,193
GT Advanced Technologies, Inc.*	10,346	34,038
Hittite Microwave Corp.*	2,837	171,809
Inphi Corp.*	1,686	17,619
Integrated Device Technology, Inc.*	12,177	90,962
Integrated Silicon Solution, Inc.*	2,404	22,045
Intermolecular, Inc.*	805	8,211
International Rectifier Corp.*	6,230	131,764
Intersil Corp.	11,475	99,947
IXYS Corp.	2,094	20,081
Kopin Corp.*	6,180	22,866
Lattice Semiconductor Corp.*	10,150	55,318
LTX-Credence Corp.*	4,282	25,863
M/A-COM Technology Solutions Holdings, Inc.*	547	8,790
Mattson Technology, Inc.*	5,265	7,266
MaxLinear, Inc.*	1,994	12,363
MEMC Electronic Materials, Inc.*	20,782	91,441
Micrel, Inc.	4,448	46,748
Microsemi Corp.*	8,000	185,360
Mindspeed Technologies, Inc.*	2,963	9,867
MKS Instruments, Inc.	4,730	128,656
Monolithic Power Systems, Inc.	2,829	68,943
MoSys, Inc.*	2,517	11,855
Nanometrics, Inc.*	2,115	30,519
NeoPhotonics Corp.*	937	4,788
NVE Corp.*	408	23,019
Omnivision Technologies, Inc.*	4,424	60,963
PDF Solutions, Inc.*	2,096	33,578
Peregrine Semiconductor Corp.*	550	5,374
Pericom Semiconductor Corp.*	2,352	16,017
Photronics, Inc.*	5,437	36,319
PLX Technology, Inc.*	3,845	17,533
Power Integrations, Inc.	2,555	110,913
QuickLogic Corp.*	3,484	8,571
Rambus, Inc.*	9,941	55,769
RF Micro Devices, Inc.*	25,044	133,234
Rubicon Technology, Inc.*	1,417	9,352
Rudolph Technologies, Inc.*	2,894	34,091
Semtech Corp.*	5,722	202,502
Sigma Designs, Inc.*	2,722	13,256
Silicon Image, Inc.*	7,111	34,559
Spansion, Inc.*	4,135	53,217
STR Holdings, Inc.*	2,482	5,386
SunPower Corp.*	3,580	41,313
Supertex, Inc.	1,019	22,632
Tessera Technologies, Inc.	4,394	82,388
TriQuint Semiconductor, Inc.*	15,174	76,629
Ultra Clean Holdings, Inc.*	2,008	13,052
Ultratech, Inc.*	2,360	93,291
Veeco Instruments, Inc.*	3,572	136,915
Volterra Semiconductor Corp.*	2,168	30,786
		4,118,616

Software - 3.5%
Accelrys, Inc.*	4,811	46,955
ACI Worldwide, Inc.*	3,580	174,919
Actuate Corp.*	4,437	26,622
Advent Software, Inc.*	2,747	76,834
American Software, Inc.	1,795	14,934
Aspen Technology, Inc.*	8,425	272,043
AVG Technologies NV*	692	9,633
Blackbaud, Inc.	4,064	120,416
Bottomline Technologies, Inc.*	3,347	95,423
BroadSoft, Inc.*	2,474	65,487
Callidus Software, Inc.*	2,464	11,260
Commvault Systems, Inc.*	4,022	329,724
Comverse, Inc.*	1,972	55,295
Digimarc Corp.	626	13,753
Ebix, Inc.	2,498	40,518
Ellie Mae, Inc.*	2,233	53,704
Envivio, Inc.*	698	1,187
EPIQ Systems, Inc.	2,837	39,803
ePlus, Inc.	291	13,447
Exa Corp.*	550	5,236
Fair Isaac Corp.	3,024	138,167
FalconStor Software, Inc.*	2,372	6,357
FleetMatics Group plc*	798	19,351
Glu Mobile, Inc.*	4,867	14,504
Guidance Software, Inc.*	1,234	13,389
Guidewire Software, Inc.*	1,744	67,039
Imperva, Inc.*	876	33,726
Infoblox, Inc.*	699	15,168
Interactive Intelligence Group, Inc.*	1,211	53,708
Jive Software, Inc.*	1,318	20,034
Manhattan Associates, Inc.*	1,786	132,682
Mentor Graphics Corp.	8,386	151,367
MicroStrategy, Inc.*	767	77,528
Monotype Imaging Holdings, Inc.	3,293	78,209
Netscout Systems, Inc.*	3,307	81,253
Pegasystems, Inc.	1,548	43,468
Pervasive Software, Inc.*	1,192	10,931
Progress Software Corp.*	5,133	116,930
Proofpoint, Inc.*	570	9,610
PROS Holdings, Inc.*	1,967	53,443
PTC, Inc.*	10,766	274,425
QAD, Inc.	409	5,252
QLIK Technologies, Inc.*	7,686	198,529
Qualys, Inc.*	774	9,551
RealPage, Inc.*	3,226	66,810
Rosetta Stone, Inc.*	971	14,934
Sapiens International Corp. NV	1,230	6,691
Seachange International, Inc.*	2,173	25,837
Sourcefire, Inc.*	2,661	157,611
SS&C Technologies Holdings, Inc.*	3,050	91,439
Synchronoss Technologies, Inc.*	2,488	77,203
Take-Two Interactive Software, Inc.*	7,040	113,696
Tangoe, Inc.*	2,685	33,267
TeleNav, Inc.*	1,354	8,733
TiVo, Inc.*	11,227	139,103
Tyler Technologies, Inc.*	2,711	166,076
Ultimate Software Group, Inc.*	2,398	249,776
VASCO Data Security International, Inc.*	2,346	19,800
Verint Systems, Inc.*	4,522	165,279
VirnetX Holding Corp.*	3,778	72,424
Websense, Inc.*	3,283	49,245
		4,549,738

Specialty Retail - 3.2%
Aeropostale, Inc.*	7,078	96,261
America's Car-Mart, Inc.*	726	33,933
ANN, Inc.*	4,278	124,148
Asbury Automotive Group, Inc.*	2,543	93,303
Barnes & Noble, Inc.*	2,386	39,250
Bebe Stores, Inc.	3,035	12,656
Big 5 Sporting Goods Corp.	1,497	23,368
Body Central Corp.*	1,439	13,527
Brown Shoe Co., Inc.	3,799	60,784
Cabela's, Inc.*	4,200	255,276
Cato Corp.	2,436	58,805
Citi Trends, Inc.*	1,298	13,279
Conn's, Inc.*	1,500	53,850
Destination Maternity Corp.	1,034	24,196
Destination XL Group, Inc.*	3,868	19,688
Express, Inc.*	8,054	143,442
Finish Line, Inc.	4,450	87,176
Five Below, Inc.*	975	36,943
Francesca's Holdings Corp.*	3,132	89,763
Genesco, Inc.*	2,204	132,438
Group 1 Automotive, Inc.	2,064	123,984
Haverty Furniture Co.'s, Inc.	1,689	34,726
hhgregg, Inc.*	1,366	15,094
Hibbett Sports, Inc.*	2,402	135,161
HOT Topic, Inc.	4,130	57,324
Jos A Bank Clothiers, Inc.*	2,506	99,989
Kirkland's, Inc.*	1,302	14,921
Lithia Motors, Inc.	2,010	95,435
Lumber Liquidators Holdings, Inc.*	2,479	174,075
MarineMax, Inc.*	2,047	27,819
Mattress Firm Holding Corp.*	991	34,229
Men's Wearhouse, Inc.	4,514	150,858
Monro Muffler, Inc.	2,782	110,473
New York & Co., Inc.*	1,850	7,566
Office Depot, Inc.*	25,555	100,431
OfficeMax, Inc.	7,420	86,146
Orchard Supply Hardware Stores Corp.*	171	677
Penske Automotive Group, Inc.	3,866	128,970
Perfumania Holdings, Inc.*	457	2,632
Pier 1 Imports, Inc.	8,746	201,158
RadioShack Corp.	8,952	30,079
Rent-A-Center, Inc.	5,349	197,592
Restoration Hardware Holdings, Inc.*	490	17,150
Rue21, Inc.*	1,285	37,766
Select Comfort Corp.*	5,106	100,946
Shoe Carnival, Inc.	1,423	29,086
Sonic Automotive, Inc.	3,796	84,119
Stage Stores, Inc.	2,657	68,763
Stein Mart, Inc.	2,802	23,481
Systemax, Inc.	1,000	9,900
The Buckle, Inc.	2,498	116,532
The Childrens Place Retail Stores, Inc.*	2,185	97,932
The Pep Boys-Manny, Moe & Jack*	4,589	54,104
Tilly's, Inc.*	827	10,519
Vitamin Shoppe, Inc.*	2,651	129,501
West Marine, Inc.*	1,507	17,225
Wet Seal, Inc.*	7,596	22,940
Winmark Corp.	223	14,047
Zumiez, Inc.*	1,972	45,159
		4,120,595

Textiles, Apparel & Luxury Goods - 1.2%
Cherokee, Inc.	800	10,960
Columbia Sportswear Co.	1,104	63,900
CROCS, Inc.*	8,096	119,983
Culp, Inc.	785	12,489
Delta Apparel, Inc.*	555	9,141
Fifth & Pacific Co.'s, Inc.*	10,629	200,675
G-III Apparel Group Ltd.*	1,354	54,309
Iconix Brand Group, Inc.*	6,382	165,102
Jones Group, Inc.	7,393	94,039
K-Swiss, Inc.*	2,719	12,888
Maidenform Brands, Inc.*	2,005	35,148
Movado Group, Inc.	1,614	54,101
Oxford Industries, Inc.	1,261	66,959
Perry Ellis International, Inc.	933	16,971
Quiksilver, Inc.*	11,336	68,810
RG Barry Corp.	783	10,484
Skechers U.S.A., Inc.*	3,408	72,079
Steven Madden Ltd.*	3,536	152,543
True Religion Apparel, Inc.	2,223	58,043
Tumi Holdings, Inc.*	1,943	40,686
Unifi, Inc.*	1,199	22,901
Vera Bradley, Inc.*	1,814	42,865
Wolverine World Wide, Inc.	4,349	192,965
		1,578,041

Thrifts & Mortgage Finance - 1.6%
Astoria Financial Corp.	7,553	74,473
Bank Mutual Corp.	4,721	26,107
BankFinancial Corp.	1,984	16,051
Beneficial Mutual Bancorp, Inc.*	2,733	28,150
Berkshire Hills Bancorp, Inc.	1,996	50,978
BofI Holding, Inc.*	892	32,005
Brookline Bancorp, Inc.	6,306	57,637
Cape Bancorp, Inc.	943	8,638
Charter Financial Corp.	570	7,290
Clifton Savings Bancorp, Inc.	836	10,417
Dime Community Bancshares, Inc.	2,830	40,639
Doral Financial Corp.*	10,461	7,372
ESB Financial Corp.	871	11,924
ESSA Bancorp, Inc.	931	10,092
EverBank Financial Corp.	2,011	30,969
Federal Agricultural Mortgage Corp., Class C	895	27,557
First Defiance Financial Corp.	799	18,633
First Federal Bancshares of Arkansas, Inc.*	313	3,130
First Financial Holdings, Inc.	1,715	35,946
First Financial Northwest, Inc.*	1,441	11,254
First Pactrust Bancorp, Inc.	699	7,969
Flushing Financial Corp.	2,726	46,178
Fox Chase Bancorp, Inc.	1,196	20,200
Franklin Financial Corp.	1,141	20,823
Heritage Financial Group, Inc.	781	11,309
Hingham Institution for Savings	115	8,016
Home Bancorp, Inc.*	615	11,445
Home Federal Bancorp, Inc.	1,548	19,814
Home Loan Servicing Solutions, Ltd.	4,650	108,484
HomeStreet, Inc.*	746	16,666
Kearny Financial Corp.	1,413	14,413
Meridian Interstate Bancorp, Inc.*	838	15,712
MGIC Investment Corp.*	16,723	82,779
NASB Financial, Inc.*	378	7,957
Nationstar Mortgage Holdings, Inc.*	1,726	63,689
Northfield Bancorp, Inc.	1,965	22,322
Northwest Bancshares, Inc.	8,788	111,520
OceanFirst Financial Corp.	1,506	21,717
Ocwen Financial Corp.*	9,534	361,529
Oritani Financial Corp.	3,882	60,132
Peoples Federal Bancshares, Inc.	549	10,486
Provident Financial Holdings, Inc.	876	14,901
Provident Financial Services, Inc.	5,242	80,045
Provident New York Bancorp	3,407	30,901
Radian Group, Inc.	11,633	124,589
Rockville Financial, Inc.	2,425	31,428
Roma Financial Corp.	676	10,857
SI Financial Group, Inc.	952	11,510
Simplicity Bancorp, Inc.	815	12,249
Territorial Bancorp, Inc.	940	22,353
Tree.com, Inc.	543	10,040
Trustco Bank Corp. NY	7,825	43,664
United Financial Bancorp, Inc.	1,552	23,590
ViewPoint Financial Group, Inc.	2,863	57,575
Walker & Dunlop, Inc.*	1,163	20,899
Waterstone Financial, Inc.*	658	5,442
Westfield Financial, Inc.	2,745	21,356
WSFS Financial Corp.	686	33,367
		2,107,188

Tobacco - 0.2%
Alliance One International, Inc.*	7,793	30,315
Universal Corp.	2,094	117,348
Vector Group Ltd.	5,002	80,632
		228,295

Trading Companies & Distributors - 1.0%
Aceto Corp.	2,638	29,203
Aircastle Ltd.	5,288	72,340
Applied Industrial Technologies, Inc.	3,712	167,040
Beacon Roofing Supply, Inc.*	4,219	163,106
BlueLinx Holdings, Inc.*	2,953	8,416
CAI International, Inc.*	1,289	37,149
DXP Enterprises, Inc.*	857	64,018
Edgen Group, Inc.*	1,349	9,753
H&E Equipment Services, Inc.	2,568	52,387
Houston Wire & Cable Co.	1,646	21,316
Kaman Corp.	2,263	80,268
Rush Enterprises, Inc.*	2,789	67,271
SeaCube Container Leasing Ltd.	1,121	25,738
TAL International Group, Inc.	2,630	119,165
Textainer Group Holdings Ltd.	1,106	43,742
Titan Machinery, Inc.*	1,521	42,208
Watsco, Inc.	2,648	222,909
Willis Lease Finance Corp.*	490	7,409
		1,233,438

Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc.*	1,730	25,466

Water Utilities - 0.3%
American States Water Co.	1,623	93,436
Artesian Resources Corp.	490	11,010
Cadiz, Inc.*	1,262	8,531
California Water Service Group	3,773	75,083
Connecticut Water Service, Inc.	883	25,810
Consolidated Water Co., Inc.	1,510	14,949
Middlesex Water Co.	1,560	30,451
SJW Corp.	1,344	35,616
York Water Co.	1,309	24,609
		319,495

Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	1,422	7,849
Leap Wireless International, Inc.*	5,019	29,562
NTELOS Holdings Corp.	1,286	16,474
Shenandoah Telecommunications Co.	2,077	31,633
USA Mobility, Inc.	1,934	25,664
		111,182

Total Equity Securities (Cost $96,079,263)		119,181,172

CLOSED-END FUNDS - 0.0%
Firsthand Technology Value Fund, Inc.*	770	14,853

Total Closed-End Funds (Cost $14,653)		14,853

EXCHANGE TRADED FUNDS - 4.0%
iShares Russell 2000 Index Fund	54,600	5,146,596

Total Exchange Traded Funds (Cost $4,336,551)		5,146,596

U.S. TREASURY OBLIGATIONS - 0.3%	PRINCIPAL AMOUNT
United States Treasury Bills, 0.135%, 5/2/13 ^	$400,000	399,954

Total U.S. Treasury Obligations (Cost $399,954)		399,954

TIME DEPOSIT - 2.9%
State Street Bank Time Deposit, 0.12%, 4/1/13	3,714,855	3,714,855

Total Time Deposit (Cost $3,714,855)		3,714,855

TOTAL INVESTMENTS (Cost $104,545,276) - 100.2%		128,457,430
Other assets and liabilities, net - (0.2%)		(219,970)
NET ASSETS - 100%		$128,237,460

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini Russell 2000 Index^	44	6/13	$4,175,160	$44,561

(b) This security was valued by the Board of Directors. See Note A.

^ Futures collateralized by $400,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2013

EQUITY SECURITIES - 98.6%	SHARES	VALUE
Australia - 9.0%
AGL Energy Ltd.	6,949	$114,901
ALS Ltd.	4,430	48,356
Alumina Ltd.*	32,052	37,092
Amcor Ltd.	15,362	148,625
AMP Ltd.	36,855	200,185
APA Group	10,412	64,696
Asciano Ltd.	12,340	71,916
ASX Ltd.	2,229	84,100
Aurizon Holdings Ltd.	23,128	97,172
Australia & New Zealand Banking Group Ltd.	34,394	1,023,013
Bendigo and Adelaide Bank Ltd.	5,162	55,269
BGP Holdings plc (b)*	77,172	—
BHP Billiton Ltd.	40,633	1,387,776
Boral Ltd.	9,782	50,073
Brambles Ltd.	19,799	174,833
Caltex Australia Ltd.	1,773	39,464
CFS Retail Property Trust Group	25,769	54,000
Coca-Cola Amatil Ltd.	7,269	110,492
Cochlear Ltd.	725	51,435
Commonwealth Bank of Australia	20,358	1,443,459
Computershare Ltd.	5,659	60,178
Crown Ltd.	5,100	65,399
CSL Ltd.	6,346	391,867
Dexus Property Group	58,160	63,060
Echo Entertainment Group Ltd.	9,671	35,087
Federation Centres Ltd.	17,648	43,421
Flight Centre Ltd.	716	25,081
Fortescue Metals Group Ltd.	17,838	73,272
Goodman Group	21,664	107,960
GPT Group	17,882	69,165
Harvey Norman Holdings Ltd.	6,976	19,855
Iluka Resources Ltd.	5,330	51,956
Incitec Pivot Ltd.	20,606	66,382
Insurance Australia Group Ltd.	26,468	157,563
Leighton Holdings Ltd.	1,919	41,093
Lend Lease Group	6,927	73,662
Macquarie Group Ltd.	4,112	159,261
Metcash Ltd.	11,462	49,472
Mirvac Group	43,611	73,656
National Australia Bank Ltd.	29,378	944,568
Newcrest Mining Ltd.	9,739	203,575
Orica Ltd.	4,655	118,658
Origin Energy Ltd.	13,878	192,142
OZ Minerals Ltd.	3,949	21,944
Qantas Airways Ltd.*	14,578	27,129
QBE Insurance Group Ltd.	15,044	211,892
Ramsay Health Care Ltd.	1,672	56,304
Rio Tinto Ltd.	5,513	328,761
Santos Ltd.	12,165	157,645
Sims Metal Management Ltd.	2,177	22,764
Sonic Healthcare Ltd.	4,853	70,479
SP AusNet	21,532	26,826
Stockland	28,048	106,731
Suncorp Group Ltd.	16,379	201,837
Sydney Airport	2,422	8,282
TABCORP Holdings Ltd.	9,362	31,526
Tatts Group Ltd.	17,611	58,202
Telstra Corp. Ltd.	55,099	259,070
Toll Holdings Ltd.	8,619	53,285
Transurban Group	16,747	111,392
Treasury Wine Estates Ltd.	8,423	49,966
Wesfarmers Ltd. PPS	12,735	533,730
Westfield Group	27,040	305,867
Westfield Retail Trust	36,938	116,299
Westpac Banking Corp.	38,983	1,250,139
Whitehaven Coal Ltd.	5,850	12,930
Woodside Petroleum Ltd.	8,339	311,413
Woolworths Ltd.	15,591	549,236
WorleyParsons Ltd.	2,613	67,260
		13,294,099

Austria - 0.3%
Andritz AG	921	61,900
Erste Group Bank AG*	2,762	77,069
IMMOFINANZ AG*	11,770	44,661
OMV AG	1,874	79,832
Raiffeisen Bank International AG	641	21,825
Telekom Austria AG	2,882	18,944
Verbund AG	894	19,412
Vienna Insurance Group AG Wiener Versicherung Gruppe	504	24,451
Voestalpine AG	1,398	43,003
		391,097

Belgium - 1.2%
Ageas SA/NV	2,940	99,610
Anheuser-Busch InBev NV	10,163	1,008,136
Belgacom SA	1,979	49,287
Colruyt SA	959	46,457
Delhaize Group	1,297	70,874
Groupe Bruxelles Lambert SA	1,027	78,665
KBC Groep NV	2,989	103,132
Solvay SA	754	102,291
Telenet Group Holding NV	652	32,300
UCB SA	1,400	89,527
Umicore SA	1,451	68,278
		1,748,557

Denmark - 1.1%
AP Moeller - Maersk A/S:
Series A	6	44,937
Series B	16	125,123
Carlsberg A/S, Series B	1,361	132,689
Coloplast A/S	1,449	78,097
Danske Bank A/S*	8,346	149,511
DSV A/S	2,403	58,155
Novo Nordisk A/S, Series B	5,152	838,625
Novozymes A/S, Series B	3,108	105,572
TDC A/S	8,350	64,277
Tryg A/S	322	26,035
William Demant Holding A/S*	332	27,867
		1,650,888

Finland - 0.8%
Elisa Oyj	1,857	34,553
Fortum Oyj	5,654	114,132
Kesko Oyj, Series B	827	25,880
Kone Oyj, Series B	1,982	156,141
Metso Oyj*	1,626	69,299
Neste Oil Oyj*	1,683	23,773
Nokia Oyj	47,677	154,524
Nokian Renkaat Oyj	1,446	64,431
Orion Oyj, Class B	1,261	33,178
Pohjola Bank plc	1,814	26,415
Sampo Oyj	5,335	205,520
Stora Enso Oyj, Series R	6,972	45,077
UPM-Kymmene Oyj	6,694	74,826
Wartsila Oyj Abp	2,134	96,046
		1,123,795

France - 8.6%
Accor SA	1,880	65,422
Aeroports de Paris	375	31,863
Air Liquide SA	3,949	480,621
Alstom SA	2,727	111,180
Arkema SA	794	72,359
Atos SA	695	47,916
AXA SA	22,371	385,224
BNP Paribas SA	12,690	652,461
Bouygues	2,405	65,348
Bureau Veritas SA	703	87,654
Cap Gemini SA	1,944	88,618
Carrefour SA	7,674	210,436
Casino Guichard-Perrachon SA	717	75,479
Christian Dior SA	694	115,317
Cie de Saint-Gobain	5,070	188,280
Cie Generale de Geophysique - Veritas*	2,008	45,304
Cie Generale des Etablissements Michelin	2,317	194,136
Cie Generale d'Optique Essilor International SA	2,560	285,173
CNP Assurances SA	2,093	28,771
Credit Agricole SA*	12,720	104,961
Danone SA	7,323	510,420
Dassault Systemes SA	796	92,177
Edenred	2,156	70,680
Electricite de France SA	3,040	58,399
Eurazeo SA	377	19,146
Eutelsat Communications SA	1,670	58,983
Fonciere Des Regions	339	26,589
France Telecom SA	23,606	239,165
GDF Suez	16,782	323,677
Gecina SA	288	33,476
Groupe Eurotunnel SA	7,183	57,316
Icade SA	306	26,806
Iliad SA	288	61,372
Imerys SA	446	29,088
JC Decaux SA	873	23,967
Klepierre SA	1,298	51,078
Lafarge SA	2,377	158,201
Lagardere SCA	1,502	55,402
Legrand SA	3,017	131,798
L'Oreal SA	3,070	487,648
LVMH Moet Hennessy Louis Vuitton SA	3,211	552,102
Natixis	11,713	44,550
Pernod-Ricard SA	2,685	335,161
Peugeot SA*	3,029	21,976
PPR SA	962	211,731
Publicis Groupe	2,255	151,471
Remy Cointreau SA	292	33,806
Renault SA	2,447	153,575
Rexel SA	1,892	41,363
Safran SA	2,920	130,466
Sanofi SA	15,070	1,533,984
Schneider Electric SA	6,656	487,177
SCOR SE	2,064	59,369
Societe BIC SA	364	42,343
Societe Generale SA*	8,884	292,385
Sodexo	1,200	112,025
Suez Environnement SA	3,550	45,353
Technip SA	1,293	132,794
Thales SA	1,151	48,767
Total SA	26,939	1,292,197
Unibail-Rodamco	1,170	272,985
Vallourec SA	1,316	63,370
Veolia Environnement SA	4,416	55,787
Vinci SA	5,860	264,460
Vivendi	16,744	346,488
Wendel SA	415	43,996
Zodiac Aerospace	431	50,308
		12,671,900

Germany - 8.2%
adidas AG	2,646	275,012
Allianz SE	5,768	784,738
Axel Springer AG	519	22,529
BASF SE	11,620	1,019,419
Bayer AG	10,462	1,081,054
Bayerische Motoren Werke AG:
Common	4,188	361,980
Preferred	685	43,835
Beiersdorf AG	1,283	118,686
Brenntag AG	655	102,444
Celesio AG	1,117	21,013
Commerzbank AG*	48,240	70,927
Continental AG	1,400	167,675
Daimler AG	11,478	625,592
Deutsche Bank AG	11,759	459,258
Deutsche Boerse AG	2,457	149,059
Deutsche Lufthansa AG	2,915	57,027
Deutsche Post AG	11,472	264,793
Deutsche Telekom AG	35,536	376,279
E.ON SE	22,784	398,479
Fraport AG Frankfurt Airport Services Worldwide	482	27,063
Fresenius Medical Care AG & Co. KGaA	2,691	181,933
Fresenius SE & Co. KGaA	1,584	195,855
GEA Group AG	2,223	73,391
Hannover Rueckversicherung SE	767	60,266
HeidelbergCement AG	1,790	128,856
Henkel AG & Co. KGaA:
Common	1,653	130,753
Preferred	2,268	218,687
Hochtief AG*	389	25,345
Hugo Boss AG	311	34,912
Infineon Technologies AG	13,841	109,483
K+S AG	2,193	102,180
Kabel Deutschland Holding AG	1,119	103,429
Lanxess AG	1,059	75,228
Linde AG	2,342	436,218
MAN SE	535	57,618
Merck KGAA	822	124,236
Metro AG	1,650	46,994
Muenchener Rueckversicherungs AG	2,268	424,910
Porsche Automobil Holding SE, Preferred	1,949	142,704
ProSiebenSat.1 Media AG, Preferred	1,314	46,991
RWE AG:
Common	6,230	232,598
Preferred	512	18,396
Salzgitter AG	513	20,629
SAP AG	11,655	935,386
Siemens AG	10,588	1,142,475
Suedzucker AG	1,038	43,919
ThyssenKrupp AG*	4,912	100,068
United Internet AG	1,223	29,792
Volkswagen AG:
Common	375	70,666
Preferred	1,829	364,036
		12,104,816

Greece - 0.1%
Coca Cola Hellenic Bottling Co. SA*	2,550	68,436
OPAP SA	2,933	23,200
		91,636

Hong Kong - 3.2%
AIA Group Ltd.	152,377	665,440
ASM Pacific Technology Ltd.	2,601	28,598
Bank of East Asia Ltd.	15,592	61,362
BOC Hong Kong Holdings Ltd.	47,111	157,489
Cathay Pacific Airways Ltd.	15,501	26,518
Cheung Kong Holdings Ltd.	17,582	259,563
Cheung Kong Infrastructure Holdings Ltd.	6,496	44,519
CLP Holdings Ltd.	22,515	197,229
First Pacific Co. Ltd.	27,850	37,743
Galaxy Entertainment Group Ltd.*	26,720	111,525
Genting Singapore plc	77,658	93,583
Hang Lung Properties Ltd.	28,477	106,569
Hang Seng Bank Ltd.	9,735	155,882
Henderson Land Development Co. Ltd.	12,228	83,566
HKT Trust / HKT Ltd.	29,229	29,257
Hong Kong & China Gas Co. Ltd.	66,384	193,269
Hong Kong Exchanges and Clearing Ltd.	13,819	235,519
Hopewell Holdings	7,476	30,337
Hutchison Whampoa Ltd.	26,969	281,237
Hysan Development Co. Ltd.	8,352	42,338
Kerry Properties Ltd.	9,159	40,765
Li & Fung Ltd.	74,472	102,652
Link REIT	29,082	158,847
MGM China Holdings Ltd.	12,017	25,853
MTR Corp. Ltd.	18,417	73,192
New World Development Co. Ltd.	47,169	79,965
Noble Group Ltd.	50,628	49,583
NWS Holdings Ltd.	17,805	31,882
Orient Overseas International Ltd.	2,876	19,451
PCCW Ltd.	52,537	24,229
Power Assets Holdings Ltd.	17,661	166,425
Sands China Ltd.	30,750	159,441
Shangri-La Asia Ltd.	19,804	38,931
Sino Land Co.	37,631	63,796
SJM Holdings Ltd.	24,563	61,387
Sun Hung Kai Properties Ltd.	19,856	267,044
Swire Pacific Ltd.	8,646	110,321
Swire Properties Ltd.	14,802	52,628
Wharf Holdings Ltd.	19,282	172,262
Wheelock & Co. Ltd.	11,640	62,379
Wing Hang Bank Ltd.	2,354	25,018
Wynn Macau Ltd.*	19,812	52,703
Yue Yuen Industrial Holdings Ltd.	9,746	31,827
		4,712,124

Ireland - 0.5%
CRH plc	9,195	203,322
Elan Corp. plc*	6,391	73,606
Experian plc	12,853	222,490
James Hardie Industries plc	5,723	59,725
Kerry Group plc	1,900	113,414
Ryanair Holdings plc	2,499	19,093
		691,650

Israel - 0.5%
Bank Hapoalim BM*	13,436	60,927
Bank Leumi Le-Israel BM*	15,846	55,898
Bezeq Israeli Telecommunication Corp. Ltd.	24,792	34,382
Delek Group Ltd.	59	16,575
Israel Chemicals Ltd.	5,669	73,314
Israel Corp. Ltd.	30	22,783
Mellanox Technologies Ltd.*	453	25,054
Mizrahi Tefahot Bank Ltd.*	1,623	17,328
NICE Systems Ltd.*	735	27,040
Teva Pharmaceutical Industries Ltd.	11,340	446,829
		780,130

Italy - 1.9%
Assicurazioni Generali SpA	14,865	231,730
Atlantia SpA	4,212	66,634
Banca Monte dei Paschi di Siena SpA*	81,276	19,308
Banco Popolare SC*	23,164	29,254
Enel Green Power SpA	22,140	41,593
Enel SpA	83,277	272,259
ENI SpA	32,185	724,493
Exor SpA	842	23,560
Fiat Industrial SpA	10,895	122,695
Fiat SpA*	11,072	59,003
Finmeccanica SpA*	5,315	25,594
Intesa Sanpaolo SpA	128,276	188,109
Intesa Sanpaolo SpA-RSP	12,248	15,468
Luxottica Group SpA	2,095	105,213
Mediobanca SpA	6,577	33,529
Pirelli & C. SpA	3,124	32,834
Prysmian SpA	2,593	53,441
Saipem SpA	3,370	103,815
Snam SpA	21,525	98,289
Telecom Italia SpA	119,567	84,598
Telecom Italia SpA - RSP	78,430	48,342
Terna Rete Elettrica Nazionale SpA	16,633	68,988
UniCredit SpA*	51,251	219,152
Unione di Banche Italiane SCPA	11,149	41,145
		2,709,046

Japan - 21.0%
ABC-Mart, Inc.	346	13,193
Acom Co. Ltd.*	519	14,899
Advantest Corp.	1,965	28,131
Aeon Co. Ltd.	7,642	98,756
Aeon Financial Service Co. Ltd.	847	24,089
Aeon Mall Co. Ltd.	951	28,848
Air Water, Inc.	1,932	27,782
Aisin Seiki Co. Ltd.	2,438	89,461
Ajinomoto Co., Inc.	8,211	123,575
Alfresa Holdings Corp.	511	27,664
Amada Co. Ltd.	4,687	31,356
ANA Holdings, Inc.	15,102	30,840
Aozora Bank Ltd.	13,655	38,342
Asahi Glass Co. Ltd.	12,841	88,092
Asahi Group Holdings Ltd.	4,925	117,808
Asahi Kasei Corp.	16,071	107,345
Asics Corp.	1,969	33,005
Astellas Pharma, Inc.	5,624	302,674
Bank of Kyoto Ltd.	4,233	41,331
Benesse Holdings, Inc.	847	36,440
Bridgestone Corp.	8,229	277,451
Brother Industries Ltd.	3,098	32,423
Calbee, Inc.	212	17,204
Canon, Inc.	14,343	518,679
Casio Computer Co. Ltd.	2,905	22,401
Central Japan Railway Co.	1,835	193,610
Chiba Bank Ltd.	9,629	69,130
Chiyoda Corp.	2,051	22,883
Chubu Electric Power Co., Inc.	8,202	100,584
Chugai Pharmaceutical Co. Ltd.	2,832	64,249
Chugoku Bank Ltd.	2,278	37,240
Chugoku Electric Power Co., Inc.	3,779	50,443
Citizen Holdings Co. Ltd.	3,451	18,132
Coca-Cola West Co. Ltd.	802	14,015
Cosmo Oil Co. Ltd.*	7,014	14,771
Credit Saison Co. Ltd.	2,051	51,133
Dai Nippon Printing Co. Ltd.	7,134	67,227
Daicel Corp.	3,834	30,421
Daido Steel Co. Ltd.	3,709	20,198
Daihatsu Motor Co. Ltd.	2,446	50,783
Dai-ichi Life Insurance Co. Ltd.	108	145,310
Daiichi Sankyo Co. Ltd.	8,575	165,535
Daikin Industries Ltd.	2,985	117,152
Dainippon Sumitomo Pharma Co. Ltd.	2,090	39,012
Daito Trust Construction Co. Ltd.	923	78,733
Daiwa House Industry Co. Ltd.	6,492	125,669
Daiwa Securities Group, Inc.	21,157	147,617
Dena Co. Ltd.	1,373	37,311
Denki Kagaku Kogyo K K	5,828	20,704
Denso Corp.	6,151	260,708
Dentsu, Inc.	2,287	67,890
Don Quijote Co. Ltd.	702	31,135
East Japan Railway Co.	4,258	349,625
Eisai Co. Ltd.	3,209	143,350
Electric Power Development Co. Ltd.	1,531	40,335
FamilyMart Co. Ltd.	741	34,284
FANUC Corp.	2,424	373,578
Fast Retailing Co. Ltd.	675	220,046
Fuji Electric Co. Ltd.	7,353	21,429
Fuji Heavy Industries Ltd.	7,475	116,156
FUJIFILM Holdings Corp.	5,896	115,136
Fujitsu Ltd.	23,718	97,879
Fukuoka Financial Group, Inc.	9,789	50,288
Furukawa Electric Co. Ltd.	8,353	18,657
Gree, Inc.	1,216	15,042
GS Yuasa Corp.	4,617	18,710
Gunma Bank Ltd.	5,084	30,606
Hachijuni Bank Ltd.	5,475	33,134
Hakuhodo DY Holdings, Inc.	306	23,336
Hamamatsu Photonics KK	926	37,328
Hankyu Hanshin Holdings, Inc.	14,567	88,158
Hino Motors Ltd.	3,396	36,481
Hirose Electric Co. Ltd.	379	51,235
Hisamitsu Pharmaceutical Co., Inc.	782	42,751
Hitachi Chemical Co. Ltd.	1,368	20,748
Hitachi Construction Machinery Co. Ltd.	1,412	30,457
Hitachi High-Technologies Corp.	814	17,142
Hitachi Ltd.	59,593	344,171
Hitachi Metals Ltd.	2,166	20,296
Hokkaido Electric Power Co., Inc.*	2,403	25,379
Hokuriku Electric Power Co.	2,210	27,243
Honda Motor Co. Ltd.	20,625	779,854
HOYA Corp.	5,538	103,197
Hulic Co. Ltd.	3,347	27,518
Ibiden Co. Ltd.	1,585	24,714
Idemitsu Kosan Co. Ltd.	288	24,873
IHI Corp.	16,704	50,812
INPEX Corp.	27	143,586
Isetan Mitsukoshi Holdings Ltd.	4,494	64,910
Isuzu Motors Ltd.	15,121	89,259
ITOCHU Corp.	19,168	230,579
Itochu Techno-Solutions Corp.	316	15,864
Iyo Bank Ltd.	3,189	30,153
J Front Retailing Co. Ltd.	6,339	49,151
Japan Airlines Co. Ltd.	758	35,231
Japan Exchange Group, Inc.	645	58,518
Japan Petroleum Exploration Co.	375	14,897
Japan Prime Realty Investment Corp.	9	35,753
Japan Real Estate Investment Corp.	7	95,969
Japan Retail Fund Investment Corp.	26	64,212
Japan Steel Works Ltd.	4,147	22,098
Japan Tobacco, Inc.	11,386	363,306
JFE Holdings, Inc.	6,257	117,593
JGC Corp.	2,638	66,750
Joyo Bank Ltd.	8,252	46,254
JSR Corp.	2,266	46,082
JTEKT Corp.	2,921	27,713
Jupiter Telecommunications Co. Ltd.	26	34,152
JX Holdings, Inc.	28,593	158,445
Kajima Corp.	11,110	30,251
Kamigumi Co. Ltd.	2,949	27,445
Kaneka Corp.	3,677	21,314
Kansai Electric Power Co., Inc.*	9,560	94,360
Kansai Paint Co. Ltd.	2,864	31,863
Kao Corp.	6,699	219,452
Kawasaki Heavy Industries Ltd.	18,092	56,766
KDDI Corp.	6,808	280,227
Keikyu Corp.	5,931	62,136
Keio Corp.	7,318	62,968
Keisei Electric Railway Co. Ltd.	3,623	38,650
Keyence Corp.	580	176,616
Kikkoman Corp.	2,190	38,596
Kinden Corp.	1,747	11,706
Kintetsu Corp.	20,695	95,969
Kirin Holdings Co. Ltd.	11,056	177,682
Kobe Steel Ltd.*	31,528	36,551
Koito Manufacturing Co. Ltd.	1,267	22,073
Komatsu Ltd.	11,816	282,644
Konami Corp.	1,307	26,343
Konica Minolta, Inc.	6,091	44,571
Kubota Corp.	13,915	198,025
Kuraray Co. Ltd.	4,386	65,449
Kurita Water Industries Ltd.	1,482	32,471
Kyocera Corp.	1,948	182,534
Kyowa Hakko Kirin Co. Ltd.	3,407	38,919
Kyushu Electric Power Co., Inc.*	5,399	56,103
Lawson, Inc.	761	58,682
LIXIL Group Corp.	3,387	66,933
M3, Inc.	8	15,478
Mabuchi Motor Co. Ltd.	314	16,999
Makita Corp.	1,425	64,793
Marubeni Corp.	21,019	157,162
Marui Group Co. Ltd.	2,929	30,374
Maruichi Steel Tube Ltd.	617	14,536
Mazda Motor Corp.*	34,366	102,711
McDonald’s Holdings Company (Japan), Ltd.	873	23,789
Medipal Holdings Corp.	1,927	27,280
MEIJI Holdings Co. Ltd.	772	35,841
Miraca Holdings, Inc.	730	35,599
Mitsubishi Chemical Holdings Corp.	17,259	79,852
Mitsubishi Corp.	17,781	329,635
Mitsubishi Electric Corp.	24,602	198,082
Mitsubishi Estate Co. Ltd.	15,831	437,112
Mitsubishi Gas Chemical Co., Inc.	5,080	33,553
Mitsubishi Heavy Industries Ltd.	38,655	219,958
Mitsubishi Logistics Corp.	1,501	27,874
Mitsubishi Materials Corp.	14,140	40,305
Mitsubishi Motors Corp.*	50,919	53,074
Mitsubishi Tanabe Pharma Corp.	2,841	43,664
Mitsubishi UFJ Financial Group, Inc.	161,217	956,808
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,640	40,386
Mitsui & Co. Ltd.	21,984	307,009
Mitsui Chemicals, Inc.	10,739	23,415
Mitsui Fudosan Co. Ltd.	10,593	297,330
Mitsui OSK Lines Ltd.*	13,733	45,134
Mizuho Financial Group, Inc.	289,155	612,017
MS&AD Insurance Group Holdings	6,449	141,711
Murata Manufacturing Co. Ltd.	2,581	192,436
Nabtesco Corp.	1,335	27,475
Namco Bandai Holdings, Inc.	2,246	39,774
NEC Corp.	32,954	85,872
Nexon Co. Ltd.	1,396	13,586
NGK Insulators Ltd.	3,514	37,861
NGK Spark Plug Co. Ltd.	2,262	34,548
NHK Spring Co. Ltd.	2,083	21,734
Nidec Corp.	1,385	82,935
Nikon Corp.	4,338	102,936
Nintendo Co. Ltd.	1,352	145,381
Nippon Building Fund, Inc.	8	110,615
Nippon Electric Glass Co. Ltd.	4,721	24,002
Nippon Express Co. Ltd.	10,751	52,486
Nippon Meat Packers, Inc.	2,250	37,117
Nippon Paper Group, Inc. (b)	1,297	20,223
Nippon Steel & Sumitomo Metal Corp.	96,185	240,411
Nippon Telegraph & Telephone Corp.	5,524	241,183
Nippon Yusen KK	21,026	54,343
Nishi-Nippon City Bank Ltd.	8,895	27,909
Nissan Motor Co. Ltd.	31,457	302,793
Nisshin Seifun Group, Inc.	2,477	33,696
Nissin Foods Holdings Co. Ltd.	771	35,959
Nitori Holdings Co. Ltd.	434	33,235
Nitto Denko Corp.	2,101	124,469
NKSJ Holdings, Inc.	4,759	99,412
NOK Corp.	1,364	19,585
Nomura Holdings, Inc.	45,943	281,952
Nomura Real Estate Holdings, Inc.	1,250	27,707
Nomura Real Estate Office Fund, Inc.	3	22,527
Nomura Research Institute Ltd.	1,329	34,151
NSK Ltd.	5,579	42,427
NTT Data Corp.	15	50,016
NTT DoCoMo, Inc.	193	291,696
NTT Urban Development Corp.	15	17,757
Obayashi Corp.	8,215	39,319
Odakyu Electric Railway Co. Ltd.	7,975	99,327
Oji Holdings Corp.	10,098	37,269
Olympus Corp.*	2,878	67,680
Omron Corp.	2,587	63,836
Ono Pharmaceutical Co. Ltd.	1,043	63,565
Oracle Corp. Japan	500	22,655
Oriental Land Co. Ltd.	636	103,632
ORIX Corp.	13,330	168,858
Osaka Gas Co. Ltd.	23,871	105,112
Otsuka Corp.	207	22,479
Otsuka Holdings Co. Ltd.	4,616	162,017
Panasonic Corp.*	28,107	195,511
Park24 Co. Ltd.	1,271	24,928
Rakuten, Inc.	9,243	94,082
Resona Holdings, Inc.	24,013	124,637
Ricoh Co. Ltd.	8,061	86,080
Rinnai Corp.	427	30,747
Rohm Co. Ltd.	1,219	44,730
Sankyo Co. Ltd.	617	29,236
Sanrio Co. Ltd.	584	26,057
Santen Pharmaceutical Co. Ltd.	936	44,301
SBI Holdings, Inc.	2,893	25,570
Secom Co. Ltd.	2,673	137,886
Sega Sammy Holdings, Inc.	2,525	51,322
Sekisui Chemical Co. Ltd.	5,423	59,525
Sekisui House Ltd.	6,893	93,769
Seven & I Holdings Co. Ltd.	9,532	315,807
Seven Bank Ltd.	6,779	21,991
Sharp Corp.*	12,647	36,588
Shikoku Electric Power Co., Inc.*	2,164	31,486
Shimadzu Corp.	3,111	22,203
Shimamura Co. Ltd.	290	34,299
Shimano, Inc.	938	79,314
Shimizu Corp.	7,767	25,279
Shin-Etsu Chemical Co. Ltd.	5,193	345,206
Shinsei Bank Ltd.	19,687	44,391
Shionogi & Co. Ltd.	3,799	78,509
Shiseido Co. Ltd.	4,554	64,275
Shizuoka Bank Ltd.	6,774	76,371
Showa Denko KK	17,992	26,982
Showa Shell Sekiyu KK	2,474	18,314
SMC Corp.	686	132,647
Softbank Corp.	11,988	553,371
Sojitz Corp.	16,438	25,351
Sony Corp.	12,790	223,369
Sony Financial Holdings, Inc.	2,285	34,268
Stanley Electric Co. Ltd.	1,891	33,327
Sumco Corp.	1,523	17,657
Sumitomo Chemical Co. Ltd.	18,849	58,740
Sumitomo Corp.	14,329	179,532
Sumitomo Electric Industries Ltd.	9,602	118,570
Sumitomo Heavy Industries Ltd.	7,264	29,436
Sumitomo Metal Mining Co. Ltd.	6,664	95,190
Sumitomo Mitsui Financial Group, Inc.	16,995	682,367
Sumitomo Mitsui Trust Holdings, Inc.	39,658	186,859
Sumitomo Realty & Development Co. Ltd.	4,545	173,785
Sumitomo Rubber Industries, Inc.	2,245	38,276
Suruga Bank Ltd.	2,373	38,339
Suzuken Co. Ltd.	925	34,434
Suzuki Motor Corp.	4,642	104,225
Sysmex Corp.	913	56,225
T&D Holdings, Inc.	7,374	89,097
Taiheiyo Cement Corp.	14,632	34,393
Taisei Corp.	13,479	37,131
Taisho Pharmaceutical Holdings Co. Ltd.	473	34,310
Taiyo Nippon Sanso Corp.	3,147	21,355
Takashimaya Co. Ltd.	3,476	34,605
Takeda Pharmaceutical Co. Ltd.	9,990	534,458
TDK Corp.	1,557	54,152
Teijin Ltd.	12,288	28,492
Terumo Corp.	1,933	83,266
The Bank of Yokohama Ltd.	15,496	89,825
The Hiroshima Bank Ltd.	6,510	31,851
THK Co. Ltd.	1,582	30,590
Tobu Railway Co. Ltd.	13,008	74,296
Toho Co. Ltd.	1,489	31,041
Toho Gas Co. Ltd.	5,378	35,064
Tohoku Electric Power Co., Inc.*	5,762	46,576
Tokio Marine Holdings, Inc.	8,762	246,961
Tokyo Electric Power Co., Inc.*	18,298	49,628
Tokyo Electron Ltd.	2,184	96,749
Tokyo Gas Co. Ltd.	31,178	170,448
Tokyu Corp.	14,477	109,170
Tokyu Land Corp.	5,604	52,273
TonenGeneral Sekiyu KK	3,711	36,471
Toppan Printing Co. Ltd.	7,078	50,891
Toray Industries, Inc.	18,693	126,449
Toshiba Corp.	51,251	257,291
TOTO Ltd.	3,526	31,315
Toyo Seikan Group Holdings Ltd.	1,991	28,037
Toyo Suisan Kaisha Ltd.	1,165	35,686
Toyoda Gosei Co. Ltd.	853	19,814
Toyota Boshoku Corp.	862	12,102
Toyota Industries Corp.	2,074	75,663
Toyota Motor Corp.	34,898	1,803,917
Toyota Tsusho Corp.	2,704	70,145
Trend Micro, Inc.	1,382	39,349
Tsumura & Co.	790	29,199
Ube Industries Ltd.	13,255	26,081
Unicharm Corp.	1,449	85,843
Ushio, Inc.	1,375	14,244
USS Co. Ltd.	288	33,848
West Japan Railway Co.	2,164	103,919
Yahoo! Japan Corp.	184	84,739
Yakult Honsha Co. Ltd.	1,231	49,819
Yamada Denki Co. Ltd.	1,132	51,712
Yamaguchi Financial Group, Inc.	2,777	28,119
Yamaha Corp.	2,072	20,583
Yamaha Motor Co. Ltd.	3,540	48,571
Yamato Holdings Co. Ltd.	4,767	88,221
Yamato Kogyo Co. Ltd.	551	16,187
Yamazaki Baking Co. Ltd.	1,393	18,964
Yaskawa Electric Corp.	2,817	27,954
Yokogawa Electric Corp.	2,548	25,637
		30,854,410

Luxembourg - 0.3%
ArcelorMittal	12,642	163,148
Millicom International Cellular SA (SDR)	804	64,362
SES SA (FDR)	3,868	121,441
Tenaris SA	6,011	122,342
		471,293

Netherlands - 4.5%
Aegon NV	22,261	134,094
Akzo Nobel NV	3,032	192,801
ASML Holding NV	3,983	268,361
Corio NV	876	40,940
DE Master Blenders 1753 NV*	6,397	98,983
Delta Lloyd NV	2,236	38,417
European Aeronautic Defence and Space Co. NV	5,755	293,383
Fugro NV (CVA)	875	48,517
Gemalto NV	1,008	88,082
Heineken Holding NV	1,283	82,359
Heineken NV	2,933	221,456
ING Groep NV (CVA)*	48,458	344,539
Koninklijke Ahold NV	12,832	196,989
Koninklijke Boskalis Westminster NV	977	38,879
Koninklijke DSM NV	1,963	114,464
Koninklijke KPN NV	12,757	42,984
Koninklijke Philips Electronics NV	12,109	358,952
Koninklijke Vopak NV	889	53,688
QIAGEN NV*	2,990	62,430
Randstad Holding NV	1,533	62,875
Reed Elsevier NV	8,758	150,305
Royal Dutch Shell plc:
Series A	47,306	1,529,300
Series B	33,148	1,099,789
TNT Express NV	4,123	30,273
Unilever NV (CVA)	20,609	845,657
Wolters Kluwer NV	3,843	84,064
Ziggo NV	1,561	54,993
		6,577,574

New Zealand - 0.1%
Auckland International Airport Ltd.	12,169	30,032
Contact Energy Ltd.	4,748	22,679
Fletcher Building Ltd.	8,693	62,430
SKYCITY Entertainment Group Ltd.	7,578	28,005
Telecom Corp. of New Zealand Ltd.	23,343	45,774
		188,920

Norway - 0.8%
Aker Solutions ASA	2,092	38,953
DnB ASA	12,441	182,696
Gjensidige Forsikring ASA	2,530	41,794
Norsk Hydro ASA	11,853	51,294
Orkla ASA	9,824	78,659
Seadrill Ltd.	4,480	162,609
StatoilHydro ASA	14,119	341,809
Telenor ASA	8,936	195,650
Yara International ASA	2,337	106,021
		1,199,485

Portugal - 0.2%
Banco Espirito Santo SA*	26,391	27,077
Energias de Portugal SA	24,297	74,942
Galp Energia SGPS SA, B Shares	3,436	53,917
Jeronimo Martins SGPS SA	2,804	54,711
Portugal Telecom SGPS SA	7,938	39,386
		250,033

Singapore - 1.7%
Ascendas Real Estate Investment Trust	24,213	50,745
CapitaCommercial Trust	25,881	33,066
CapitaLand Ltd.	32,617	92,808
CapitaMall Trust	30,331	51,098
CapitaMalls Asia Ltd.	17,860	29,512
City Developments Ltd.	6,327	57,782
ComfortDelgro Corp. Ltd.	24,714	38,049
DBS Group Holdings Ltd.	23,248	299,829
Fraser and Neave Ltd. (b)	11,792	89,633
Global Logistic Properties Ltd.	26,922	56,856
Golden Agri-Resources Ltd.	91,894	42,962
Hutchison Port Holdings Trust	66,524	56,545
Jardine Cycle & Carriage Ltd.	1,350	55,639
Keppel Corp. Ltd.	18,295	165,165
Keppel Land Ltd.	9,785	31,076
Olam International Ltd.	20,662	28,646
Oversea-Chinese Banking Corp. Ltd.	32,651	280,294
SembCorp Industries Ltd.	12,447	52,072
SembCorp Marine Ltd.	10,955	39,119
Singapore Airlines Ltd.	6,831	59,853
Singapore Exchange Ltd.	10,914	67,740
Singapore Press Holdings Ltd.	20,529	74,133
Singapore Technologies Engineering Ltd.	19,561	67,957
Singapore Telecommunications Ltd.	100,856	291,853
StarHub Ltd.	7,894	27,679
United Overseas Bank Ltd.	16,097	264,434
UOL Group Ltd.	6,054	34,062
Wilmar International Ltd.	24,454	68,004
Yangzijiang Shipbuilding Holdings Ltd.	25,200	19,703
		2,526,314

Spain - 2.7%
Abertis Infraestructuras SA	4,667	78,567
Acciona SA	335	18,295
ACS Actividades de Construccion y Servicios SA	1,791	41,868
Amadeus IT Holding SA	3,988	107,925
Banco Bilbao Vizcaya Argentaria SA	68,937	598,674
Banco de Sabadell SA*	36,199	66,564
Banco Popular Espanol SA	69,281	51,421
Banco Santander SA	133,332	897,491
Bankia SA*	12,975	2,749
CaixaBank	14,200	48,138
Distribuidora Internacional de Alimentacion SA	7,735	53,596
Enagas SA	2,416	56,355
Ferrovial SA	5,136	81,648
Gas Natural SDG SA	4,458	79,056
Grifols SA*	1,886	70,051
Iberdrola SA	59,600	278,042
Inditex SA	2,760	366,461
International Consolidated Airlines Group SA, OTC*	11,736	45,211
Mapfre SA	10,112	31,306
Red Electrica de Espana SA	1,377	69,402
Repsol SA	10,546	214,642
Telefonica SA	51,820	698,026
Zardoya Otis SA	1,927	25,809
		3,981,297

Sweden - 3.2%
Alfa Laval AB	4,272	98,620
Assa Abloy AB, Series B	4,253	174,058
Atlas Copco AB:
Series A	8,495	241,706
Series B	4,967	125,741
Boliden AB	3,460	55,822
Electrolux AB, Series B	3,062	78,081
Elekta AB, Series B	4,662	70,948
Getinge AB, Series B	2,548	77,984
Hennes & Mauritz AB, B Shares	12,011	430,416
Hexagon AB, B Shares	3,014	82,280
Husqvarna AB, Series B*	5,093	30,126
Industrivarden AB, C Shares	1,546	28,200
Investment AB Kinnevik, Series B	2,601	63,165
Investor AB, Series B	5,798	167,823
Lundin Petroleum AB*	2,833	61,435
Nordea Bank AB	33,305	378,024
Ratos AB, Series B	2,516	26,642
Sandvik AB	12,775	196,871
Scania AB, Series B	4,073	85,381
Securitas AB, Series B	4,112	38,799
Skandinaviska Enskilda Banken AB	17,957	180,758
Skanska AB, Series B	4,837	87,634
SKF AB, Series B	4,991	121,973
Svenska Cellulosa AB, Series B*	7,371	190,453
Svenska Handelsbanken AB	6,312	270,362
Swedbank AB	10,200	232,488
Swedish Match AB	2,622	81,580
Tele2 AB, Series B	4,046	70,565
Telefonaktiebolaget LM Ericsson, Series B	38,502	480,831
TeliaSonera AB	27,563	197,248
Volvo AB, Series B	19,025	277,241
		4,703,255

Switzerland - 9.5%
ABB Ltd.*	27,821	629,017
Actelion Ltd.*	1,370	74,580
Adecco SA*	1,686	92,584
Aryzta AG*	1,103	65,287
Baloise Holding AG	604	56,704
Banque Cantonale Vaudoise	39	21,828
Barry Callebaut AG*	23	22,236
Compagnie Financiere Richemont SA	6,604	519,561
Credit Suisse Group AG*	15,866	417,363
EMS-Chemie Holding AG	106	31,958
Geberit AG*	469	115,746
Givaudan SA*	105	129,289
Glencore International plc	49,401	267,121
Holcim Ltd.*	2,914	232,794
Julius Baer Group Ltd.*	2,758	107,501
Kuehne + Nagel International AG	687	75,088
Lindt & Spruengli AG:
Participation Certificate*	11	42,434
Registered Shares*	1	45,240
Lonza Group AG*	660	42,934
Nestle SA	40,799	2,957,761
Novartis AG	29,102	2,072,897
Pargesa Holding SA	354	24,093
Partners Group Holding AG	225	55,671
Roche Holding AG	8,888	2,074,289
Schindler Holding AG:
Participation Certificates	618	90,780
Registered Shares	282	40,322
SGS SA	69	169,631
Sika AG	27	65,750
Sonova Holding AG*	625	75,176
STMicroelectronics NV	8,114	62,515
Sulzer AG	305	52,242
Swatch Group AG:
Bearer Shares	392	228,506
Registered Shares	552	56,165
Swiss Life Holding AG*	388	57,650
Swiss Prime Site AG*	685	55,591
Swiss Re AG*	4,455	363,193
Swisscom AG	296	137,286
Syngenta AG	1,178	492,622
Transocean Ltd.*	4,575	237,845
UBS AG*	46,070	707,871
Xstrata plc*	26,592	431,244
Zurich Insurance Group AG*	1,864	520,058
		14,018,423

United Kingdom - 19.2%
3i Group plc	12,365	59,331
Aberdeen Asset Management plc	11,265	73,416
Admiral Group plc	2,667	53,942
Aggreko plc	3,416	92,433
AMEC plc	3,837	61,526
Anglo American plc	17,596	452,080
Antofagasta plc	5,020	75,007
ARM Holdings plc	17,555	245,505
Associated British Foods plc	4,535	130,906
AstraZeneca plc	15,753	789,245
Aviva plc	37,153	167,101
Babcock International Group plc	4,586	75,764
BAE Systems plc	41,366	247,669
Balfour Beatty plc	9,028	32,188
Barclays plc	147,125	650,435
BG Group plc	43,036	737,779
BHP Billiton plc	26,721	777,002
BP plc	241,194	1,684,343
British American Tobacco plc	24,446	1,309,224
British Land Co. plc	10,754	88,750
British Sky Broadcasting Group plc	13,438	180,176
BT Group plc	99,664	420,711
Bunzl plc	4,220	82,982
Burberry Group plc	5,622	113,453
Capita plc	8,325	113,644
Carnival plc	2,321	81,200
Centrica plc	65,769	367,211
Cobham plc	13,645	50,348
Compass Group plc	23,256	296,807
Croda International plc	1,711	71,265
Diageo plc	31,700	998,799
Eurasian Natural Resources Corp.	3,382	12,638
Evraz plc	3,726	12,560
Fresnillo plc	2,333	48,037
G4S plc	17,959	79,464
GKN plc	20,737	83,286
GlaxoSmithKline plc	62,113	1,451,044
Hammerson plc	9,074	67,776
Hargreaves Lansdown plc	3,086	40,674
HSBC Holdings plc	232,864	2,483,987
ICAP plc	7,239	31,921
IMI plc	4,092	80,465
Imperial Tobacco Group plc	12,484	435,806
Inmarsat plc	5,706	60,867
InterContinental Hotels Group plc	3,403	103,707
Intertek Group plc	2,046	105,412
Intu Properties plc	7,345	37,285
Invensys plc	10,359	55,180
Investec plc	7,055	49,171
ITV plc	47,223	92,787
J Sainsbury plc	15,623	89,791
Johnson Matthey plc	2,608	91,083
Kazakhmys plc	2,791	16,630
Kingfisher plc	30,166	131,828
Land Securities Group plc	9,935	125,061
Legal & General Group plc	75,222	197,259
Lloyds TSB Group plc*	533,974	394,785
London Stock Exchange Group plc	2,229	44,203
Marks & Spencer Group plc	20,465	121,193
Meggitt plc	9,959	74,250
Melrose Industries plc	15,319	61,758
National Grid plc	46,028	534,668
Next plc	2,040	135,243
Old Mutual plc	62,219	191,504
Pearson plc	10,392	186,832
Petrofac Ltd.	3,302	71,850
Prudential plc	32,348	523,116
Randgold Resources Ltd.	1,110	95,735
Reckitt Benckiser Group plc	8,187	586,521
Reed Elsevier plc	15,185	180,080
Resolution Ltd.	17,717	73,309
Rexam plc	9,993	80,042
Rio Tinto plc	16,960	794,478
Rolls-Royce Holdings plc*	23,687	406,433
Royal Bank of Scotland Group plc*	26,812	112,163
RSA Insurance Group plc	45,220	79,925
SABMiller plc	12,114	637,186
Sage Group plc	15,345	79,851
Schroders plc	1,429	45,741
Segro plc	9,741	37,614
Serco Group plc	6,306	60,037
Severn Trent plc	3,034	78,871
Shire plc	7,091	215,777
Smith & Nephew plc	11,447	132,101
Smiths Group plc	5,003	95,492
SSE plc	12,125	273,222
Standard Chartered plc	30,459	787,877
Standard Life plc	30,017	166,501
Subsea 7 SA	3,582	83,831
Tate & Lyle plc	5,933	76,576
Tesco plc	101,739	589,440
The Weir Group plc	2,705	92,951
TUI Travel plc	5,657	27,969
Tullow Oil plc	11,549	215,875
Unilever plc	16,237	686,398
United Utilities Group plc	8,681	93,392
Vedanta Resources plc	1,344	20,510
Vodafone Group plc	622,254	1,763,113
Whitbread plc	2,273	88,633
William Morrison Supermarkets plc	28,361	118,945
Wolseley plc	3,486	173,250
WPP plc	16,080	256,131
		28,209,333

Total Equity Securities (Cost $124,712,865)		144,950,075

EXCHANGE TRADED FUNDS - 0.6%
iShares MSCI EAFE Index Fund	14,490	854,620

Total Exchange Traded Funds (Cost $851,530)		854,620

TIME DEPOSIT - 0.1%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.12%, 4/1/13	$161,093	161,093

Total Time Deposit (Cost $161,093)		161,093

TOTAL INVESTMENTS (Cost $125,725,488) - 99.3%		145,965,788
Other assets and liabilities, net - 0.7%		1,093,541
NET ASSETS - 100%		$147,059,329

(b) This security was valued by the Board of Directors. See Note A.

* Non-income producing security.

Abbreviations:
CVA: Certificaten Van Aandelen
FDR: Fiduciary Depositary Receipts
plc: Public Limited Company
REIT: Real Estate Investment Trust
SDR: Swedish Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2013

EQUITY SECURITIES - 96.5%	SHARES	VALUE
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	3,274	$194,672
Expeditors International of Washington, Inc.	4,172	148,982
		343,654

Beverages - 0.2%
Monster Beverage Corp.*	3,348	159,834

Biotechnology - 8.6%
Alexion Pharmaceuticals, Inc.*	3,950	363,953
Amgen, Inc.	15,113	1,549,234
Biogen Idec, Inc.*	4,772	920,567
Celgene Corp.*	8,461	980,714
Gilead Sciences, Inc.*	30,751	1,504,646
Regeneron Pharmaceuticals, Inc.*	1,927	339,923
Vertex Pharmaceuticals, Inc.*	4,384	241,032
		5,900,069

Chemicals - 0.3%
Sigma-Aldrich Corp.	2,432	188,918

Commercial Services & Supplies - 0.3%
Stericycle, Inc.*	1,743	185,072

Communications Equipment - 6.9%
Cisco Systems, Inc.	107,728	2,252,593
F5 Networks, Inc.*	1,588	141,459
QUALCOMM, Inc.	34,691	2,322,562
		4,716,614

Computers & Peripherals - 14.4%
Apple, Inc.	18,968	8,395,806
Dell, Inc.	35,103	503,026
NetApp, Inc.*	7,283	248,787
SanDisk Corp.*	4,887	268,785
Seagate Technology plc	7,246	264,914
Western Digital Corp.	4,860	244,361
		9,925,679

Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	8,789	932,601
Whole Foods Market, Inc.	3,743	324,705
		1,257,306

Food Products - 2.5%
Kraft Foods Group, Inc.	11,963	616,454
Mondelez International, Inc.	35,892	1,098,654
		1,715,108

Health Care Equipment & Supplies - 0.8%
DENTSPLY International, Inc.	2,883	122,297
Intuitive Surgical, Inc.*	808	396,881
		519,178

Health Care Providers & Services - 1.9%
Catamaran Corp.*	4,148	219,968
Express Scripts Holding Co.*	16,532	953,070
Henry Schein, Inc.*	1,767	163,536
		1,336,574

Health Care Technology - 0.5%
Cerner Corp.*	3,477	329,446

Hotels, Restaurants & Leisure - 1.6%
Starbucks Corp.	15,136	862,146
Wynn Resorts Ltd.	2,043	255,702
		1,117,848

Household Durables - 0.2%
Garmin Ltd.	3,962	130,904

Internet & Catalog Retail - 5.1%
Amazon.com, Inc.*	9,184	2,447,444
Expedia, Inc.	2,482	148,945
Liberty Interactive Corp.*	10,353	221,347
priceline.com, Inc.*	1,007	692,746
		3,510,482

Internet Software & Services - 11.6%
Akamai Technologies, Inc.*	3,604	127,185
Baidu, Inc. (ADR)*	5,549	486,647
eBay, Inc.*	26,193	1,420,185
Equinix, Inc.*	987	213,498
Facebook, Inc.*	34,036	870,641
Google, Inc.*	5,405	4,291,732
Yahoo!, Inc.*	23,847	561,120
		7,971,008

IT Services - 2.3%
Automatic Data Processing, Inc.	9,796	636,936
Cognizant Technology Solutions Corp.*	6,100	467,321
Fiserv, Inc.*	2,696	236,790
Paychex, Inc.	7,348	257,694
		1,598,741

Leisure Equipment & Products - 0.4%
Mattel, Inc.	6,970	305,216

Life Sciences - Tools & Services - 0.3%
Life Technologies Corp.*	3,441	222,392

Machinery - 0.5%
PACCAR, Inc.	7,137	360,847

Media - 7.4%
Comcast Corp.	42,850	1,800,129
DIRECTV*	11,568	654,865
Discovery Communications, Inc.*	2,929	230,629
Liberty Global, Inc.*	2,853	209,410
News Corp.	30,815	940,474
Sirius XM Radio, Inc.	132,427	407,875
Viacom, Inc., Class B	8,960	551,667
Virgin Media, Inc.	5,454	267,082
		5,062,131

Metals & Mining - 0.1%
Randgold Resources Ltd. (ADR)	1,005	86,410

Multiline Retail - 0.5%
Dollar Tree, Inc.*	4,589	222,245
Sears Holdings Corp.*	2,165	108,185
		330,430

Pharmaceuticals - 0.7%
Mylan, Inc.*	8,000	231,520
Perrigo Co.	1,906	226,299
		457,819

Professional Services - 0.3%
Verisk Analytics, Inc.*	3,389	208,864

Semiconductors & Semiconductor Equipment - 8.2%
Altera Corp.	6,455	228,959
Analog Devices, Inc.	6,184	287,494
Applied Materials, Inc.	24,202	326,243
Avago Technologies Ltd.	4,976	178,738
Broadcom Corp.	10,456	362,510
Intel Corp.	99,931	2,183,492
KLA-Tencor Corp.	3,357	177,048
Linear Technology Corp.	4,703	180,454
Maxim Integrated Products, Inc.	5,927	193,517
Microchip Technology, Inc.	3,939	144,798
Micron Technology, Inc.*	20,679	206,376
NVIDIA Corp.	12,698	162,788
Texas Instruments, Inc.	22,306	791,417
Xilinx, Inc.	5,302	202,377
		5,626,211

Software - 15.4%
Activision Blizzard, Inc.	22,486	327,621
Adobe Systems, Inc.*	10,060	437,711
Autodesk, Inc.*	4,517	186,281
BMC Software, Inc.*	2,885	133,662
CA, Inc.	9,209	231,791
Check Point Software Technologies Ltd.*	4,137	194,398
Citrix Systems, Inc.*	3,763	271,538
Intuit, Inc.	5,979	392,521
Microsoft Corp.	169,204	4,840,926
Nuance Communications, Inc.*	6,346	128,062
Oracle Corp.	95,587	3,091,284
Symantec Corp.*	13,912	343,348
		10,579,143

Specialty Retail - 1.4%
Bed Bath & Beyond, Inc.*	4,566	294,142
O'Reilly Automotive, Inc.*	2,248	230,532
Ross Stores, Inc.	4,489	272,123
Staples, Inc.	13,705	184,058
		980,855

Textiles, Apparel & Luxury Goods - 0.2%
Fossil, Inc.*	1,199	115,823

Trading Companies & Distributors - 0.5%
Fastenal Co.	5,991	307,638

Wireless Telecommunication Services - 1.1%
SBA Communications Corp.*	2,569	185,019
Vodafone Group plc (ADR)	19,884	564,905
		749,924

Total Equity Securities (Cost $46,788,181)		66,300,138

EXCHANGE TRADED FUNDS - 2.0%
Powershares QQQ Trust, Series 1	20,000	1,379,400

Total Exchange Traded Funds (Cost $1,343,716)		1,379,400

TIME DEPOSIT - 1.3%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.12%, 4/1/13	$908,968	908,968

Total Time Deposit (Cost $908,968)		908,968

U.S. TREASURY OBLIGATIONS - 0.3%
United States Treasury Bills, 0.135%, 5/2/13^	200,000	199,977

Total U.S. Treasury Obligations (Cost $199,977)		199,977

TOTAL INVESTMENTS (Cost $49,240,842) - 100.1%		68,788,483
Other assets and liabilities, net - (0.1%)		(79,656)
NET ASSETS - 100%		$68,708,827

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini NASDAQ 100 Index^	20	6/13	$1,124,400	$4,495

^ Futures collateralized by $200,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2013

ASSET-BACKED SECURITIES - 0.1%	PRINCIPAL AMOUNT	VALUE
Citibank Omni Master Trust, 4.90%, 11/15/18 (e)	$100,000	$106,923
RASC Trust, STEP, 4.61% to 3/25/13, 5.11% thereafter to 6/25/33 (r)	72,433	51,825

Total Asset-Backed Securities (Cost $178,573)		158,748

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
Banc of America Commercial Mortgage Trust, 5.609%, 4/10/49 (r)	550,000	634,832
DBUBS Mortgage Trust:
3.386%, 7/10/44 (e)	500,000	535,331
3.742%, 11/10/46 (e)	906,871	973,083
Morgan Stanley Capital I Trust, 3.476%, 6/15/44 (e)	500,000	536,683

Total Commercial Mortgage-Backed Securities (Cost $2,425,099)		2,679,929

CORPORATE BONDS - 21.6%
Alcoa, Inc.:
5.72%, 2/23/19	149,000	160,258
6.15%, 8/15/20	500,000	544,378
American Express Credit Corp., 2.75%, 9/15/15	200,000	209,114
American Honda Finance Corp., 1.50%, 9/11/17 (e)	900,000	907,543
Amgen, Inc., 4.10%, 6/15/21	700,000	774,495
Apache Corp., 5.625%, 1/15/17	100,000	115,934
AstraZeneca plc, 6.45%, 9/15/37	350,000	453,041
Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (e)	800,000	928,906
Bank of America Corp.:
5.65%, 5/1/18	250,000	289,202
3.30%, 1/11/23	950,000	936,756
Bank of New York Mellon Corp., 1.30%, 1/25/18	850,000	855,252
BorgWarner, Inc., 5.75%, 11/1/16	500,000	570,294
BP Capital Markets plc:
4.50%, 10/1/20	400,000	457,037
2.50%, 11/6/22	500,000	486,670
CA, Inc., 5.375%, 12/1/19	100,000	113,175
Caterpillar Financial Services Corp., 1.25%, 11/6/17	650,000	651,301
Cigna Corp., 4.00%, 2/15/22	300,000	324,074
Cintas Corp. No. 2, 3.25%, 6/1/22	200,000	204,529
Citigroup, Inc.:
3.953%, 6/15/16	450,000	484,883
6.125%, 5/15/18	200,000	238,266
4.50%, 1/14/22	250,000	277,953
3.375%, 3/1/23	750,000	756,026
Colonial Pipeline Co., 6.58%, 8/28/32 (e)	100,000	127,785
Connecticut Light & Power Co., 5.65%, 5/1/18	200,000	239,836
Deere & Co., 6.55%, 10/1/28	250,000	329,640
DIRECTV Holdings LLC, 5.20%, 3/15/20	1,000,000	1,143,206
Discovery Communications LLC, 5.05%, 6/1/20	200,000	230,988
Emerson Electric Co., 4.75%, 10/15/15	200,000	220,325
Enbridge Energy Partners LP, 5.20%, 3/15/20	200,000	225,423
Energizer Holdings, Inc., 4.70%, 5/19/21	700,000	746,747
Energy Transfer Partners LP, 4.65%, 6/1/21	1,000,000	1,088,465
Ensco plc, 4.70%, 3/15/21	700,000	781,558
EOG Resources, Inc., 2.625%, 3/15/23	750,000	740,657
Equifax, Inc., 3.30%, 12/15/22	350,000	344,301
Florida Gas Transmission Co. LLC, 3.875%, 7/15/22 (e)	600,000	643,282
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	1,500,000	1,491,225
GATX Corp., 4.85%, 6/1/21	700,000	748,136
General Dynamics Corp., 3.875%, 7/15/21	500,000	552,476
Goldman Sachs Group, Inc.:
5.35%, 1/15/16	200,000	221,232
5.375%, 3/15/20	150,000	170,895
GTE Corp., 6.94%, 4/15/28	80,000	102,595
HCP, Inc., 2.625%, 2/1/20	700,000	704,471
Health Care REIT, Inc., 5.25%, 1/15/22	800,000	902,518
Host Hotels & Resorts LP, 3.75%, 10/15/23	1,000,000	1,003,910
Intel Corp., 1.35%, 12/15/17	750,000	752,554
John Deere Capital Corp., 1.20%, 10/10/17	250,000	250,494
JPMorgan Chase & Co., 4.50%, 1/24/22	400,000	438,368
Kellogg Co., 3.125%, 5/17/22	500,000	517,932
Kennametal, Inc., 2.65%, 11/1/19	950,000	949,705
Kimco Realty Corp., 4.30%, 2/1/18	300,000	333,716
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	600,000	640,891
L-3 Communications Corp.:
5.20%, 10/15/19	200,000	228,027
4.75%, 7/15/20	800,000	884,940
Liberty Property LP, 3.375%, 6/15/23	250,000	248,198
Lockheed Martin Corp., 4.85%, 9/15/41	1,000,000	1,034,570
McCormick & Company, Inc., 3.90%, 7/15/21	500,000	544,614
MDC Holdings, Inc., 5.625%, 2/1/20	200,000	223,940
Metropolitan Life Global Funding I, 5.125%, 4/10/13 (e)	100,000	100,094
Morgan Stanley, 5.95%, 12/28/17	950,000	1,099,861
Northern Trust Corp., 3.45%, 11/4/20	100,000	108,477
NYSE Euronext, 2.00%, 10/5/17	450,000	460,064
Omnicom Group, Inc., 4.45%, 8/15/20	500,000	543,826
Oracle Corp., 5.75%, 4/15/18	250,000	301,660
Pacific Gas & Electric Co., 4.25%, 5/15/21	1,000,000	1,132,605
Pearson Funding Two plc, 4.00%, 5/17/16 (e)	250,000	269,356
Plains All American Pipeline LP / PAA Finance Corp., 2.85%, 1/31/23	250,000	245,997
PNC Bank NA, 2.70%, 11/1/22	850,000	825,507
Post Apartment Homes LP, 3.375%, 12/1/22	950,000	959,625
Precision Castparts Corp., 1.25%, 1/15/18	750,000	751,558
Public Service Co. of Colorado, 2.25%, 9/15/22	250,000	246,657
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000,000	1,010,368
Rio Tinto Finance USA Ltd.:
2.25%, 9/20/16	400,000	414,960
3.75%, 9/20/21	400,000	421,386
Stanley Black & Decker, Inc., 2.90%, 11/1/22	500,000	502,118
TCI Communications, Inc., 8.75%, 8/1/15	100,000	118,102
Teck Resources Ltd., 4.75%, 1/15/22	400,000	424,784
Texas Eastern Transmission LP, 2.80%, 10/15/22 (e)	400,000	399,698
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	500,000	517,204
Time Warner Cable, Inc., 5.00%, 2/1/20	100,000	113,789
Time Warner, Inc., 4.875%, 3/15/20	100,000	114,454
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	333,565
US Bank, 4.95%, 10/30/14	100,000	106,537
VF Corp., 3.50%, 9/1/21	400,000	426,655
Wal-Mart Stores, Inc., 6.50%, 8/15/37	250,000	337,633
WellPoint, Inc., 3.70%, 8/15/21	800,000	844,864
Williams Partners LP, 3.80%, 2/15/15	100,000	105,306
Yum! Brands, Inc., 3.75%, 11/1/21	1,000,000	1,046,722

Total Corporate Bonds (Cost $42,266,694)		44,830,139

SOVEREIGN GOVERNMENT BONDS - 0.0%
Province of New Brunswick Canada, 6.75%, 8/15/13	100,000	102,343

Total Sovereign Government Bonds (Cost $100,809)		102,343

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 10.1%
Fannie Mae:
2.625%, 11/20/14	600,000	623,453
2.375%, 7/28/15	1,000,000	1,046,405
4.875%, 12/15/16	1,000,000	1,156,962
6.25%, 5/15/29	1,200,000	1,704,167
Federal Home Loan Bank, 4.875%, 5/17/17	1,000,000	1,170,943
Freddie Mac:
5.25%, 4/18/16	1,000,000	1,145,301
2.00%, 8/25/16	1,000,000	1,049,528
5.00%, 2/16/17	1,000,000	1,165,517
5.125%, 11/17/17	1,000,000	1,194,628
4.875%, 6/13/18	4,000,000	4,788,648
3.75%, 3/27/19	3,200,000	3,668,806
2.375%, 1/13/22	2,200,000	2,289,758

Total U.S. Government Agencies and Instrumentalities (Cost $19,782,778)		21,004,116

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 29.9%
Fannie Mae:
5.00%, 12/1/16	185,175	200,761
5.00%, 11/1/17	34,041	36,821
5.50%, 8/1/18	115,067	123,696
4.61%, 12/1/19	477,786	535,141
5.00%, 6/1/20	49,568	53,440
6.50%, 4/1/23	51,739	57,534
3.50%, 5/1/26	1,218,143	1,292,166
2.50%, 12/1/27	883,210	910,000
4.50%, 5/1/31	1,007,609	1,091,440
6.50%, 8/1/32	112,216	126,194
5.50%, 7/1/33	145,487	160,189
5.50%, 7/1/33	265,884	299,316
6.00%, 8/1/33	58,388	65,493
5.50%, 11/1/33	168,442	185,464
5.50%, 3/1/34	355,292	391,269
6.00%, 6/1/34	221,065	247,687
5.00%, 7/1/34	343,574	373,729
5.00%, 10/1/34	266,535	289,929
5.50%, 3/1/35	439,197	484,540
5.50%, 6/1/35	249,168	273,495
5.50%, 9/1/35	219,605	240,904
5.50%, 2/1/36	114,451	125,551
5.50%, 4/1/36	599,472	645,999
5.00%, 7/1/36	1,411,225	1,534,979
6.50%, 9/1/36	376,502	418,752
5.50%, 11/1/36	158,208	172,762
6.00%, 8/1/37	1,720,485	1,888,967
6.00%, 5/1/38	195,146	214,013
5.50%, 6/1/38	262,132	287,614
6.00%, 7/1/38	942,286	1,040,451
5.524%, 9/1/38 (r)	697,980	751,065
4.00%, 3/1/39	309,615	330,233
4.50%, 5/1/40	1,086,529	1,201,713
4.50%, 7/1/40	639,024	689,394
4.50%, 10/1/40	2,009,425	2,167,814
3.50%, 2/1/41	1,110,781	1,173,678
4.00%, 2/1/41	1,538,264	1,640,703
3.50%, 3/1/41	1,164,624	1,230,571
4.00%, 3/1/41	699,603	749,051
3.50%, 3/1/42	1,839,224	1,955,440
4.00%, 7/1/42	1,152,244	1,233,837
Freddie Mac:
4.50%, 9/1/18	125,143	133,175
5.00%, 11/1/20	136,278	146,264
4.00%, 3/1/25	1,318,931	1,401,764
3.50%, 11/1/25	1,024,949	1,081,472
3.50%, 7/1/26	728,738	768,926
5.00%, 2/1/33	244,664	265,604
5.00%, 4/1/35	163,857	176,856
5.00%, 12/1/35	399,054	430,712
6.00%, 8/1/36	146,024	159,839
5.00%, 10/1/36	757,901	815,896
6.50%, 10/1/37	121,277	134,271
5.00%, 1/1/38	1,838,004	1,976,927
5.00%, 7/1/39	459,210	502,816
4.00%, 11/1/39	1,034,915	1,100,040
4.50%, 1/1/40	535,983	573,396
5.00%, 1/1/40	1,702,113	1,880,232
4.50%, 4/1/40	1,146,889	1,226,944
6.00%, 4/1/40	376,907	411,859
4.50%, 5/1/40	955,003	1,022,261
4.50%, 5/1/40	520,673	571,986
4.00%, 2/1/41	660,505	702,069
4.50%, 6/1/41	751,501	805,484
3.50%, 10/1/41	1,353,155	1,424,706
3.50%, 7/1/42	1,502,387	1,585,585
3.00%, 1/1/43	1,883,376	1,937,121
Ginnie Mae:
4.50%, 7/20/33	508,640	561,523
5.50%, 7/20/34	249,543	277,287
6.00%, 11/20/37	392,772	442,225
6.00%, 10/15/38	1,468,474	1,653,363
5.00%, 12/15/38	843,187	917,124
5.00%, 5/15/39	937,942	1,038,946
4.50%, 10/15/39	697,297	766,172
5.00%, 10/15/39	1,002,981	1,110,989
4.50%, 8/15/40	1,714,203	1,905,497
4.00%, 12/20/40	1,636,825	1,844,305
4.00%, 11/20/41	1,433,157	1,551,134
4.00%, 8/20/42	1,703,111	1,844,368

Total U.S. Government Agency Mortgage-Backed Securities (Cost $60,454,393)		62,040,933

U.S. TREASURY OBLIGATIONS - 35.8%
United States Treasury Bonds:
8.125%, 5/15/21	1,000,000	1,515,938
8.00%, 11/15/21	1,000,000	1,523,750
6.25%, 8/15/23	1,000,000	1,415,312
5.50%, 8/15/28	1,000,000	1,386,250
5.375%, 2/15/31	1,000,000	1,391,094
4.50%, 2/15/36	1,000,000	1,270,156
4.375%, 11/15/39	1,000,000	1,253,125
3.875%, 8/15/40	1,000,000	1,156,719
4.375%, 5/15/41	1,000,000	1,254,531
3.125%, 11/15/41	2,000,000	2,011,876
3.00%, 5/15/42	1,000,000	979,062
2.75%, 11/15/42	1,700,000	1,575,688
United States Treasury Notes:
0.75%, 8/15/13	1,000,000	1,002,344
0.25%, 10/31/13	1,000,000	1,000,664
2.00%, 11/30/13	1,000,000	1,012,266
1.75%, 1/31/14	1,000,000	1,013,281
1.875%, 2/28/14	2,000,000	2,031,172
1.25%, 4/15/14	1,000,000	1,011,094
2.25%, 5/31/14	1,000,000	1,023,906
2.625%, 6/30/14	2,000,000	2,060,312
4.25%, 8/15/14	1,000,000	1,055,430
2.375%, 10/31/14	1,000,000	1,033,828
2.125%, 11/30/14	2,000,000	2,062,656
2.25%, 1/31/15	1,000,000	1,036,836
2.375%, 2/28/15	2,000,000	2,081,016
2.50%, 4/30/15	1,000,000	1,046,250
2.125%, 5/31/15	1,000,000	1,039,766
1.75%, 7/31/15	1,000,000	1,033,984
1.25%, 8/31/15	1,000,000	1,022,969
1.25%, 10/31/15	1,000,000	1,023,828
4.50%, 11/15/15	1,000,000	1,108,828
2.00%, 1/31/16	2,000,000	2,092,968
2.375%, 3/31/16	1,000,000	1,059,688
2.00%, 4/30/16	1,000,000	1,049,453
1.50%, 7/31/16	1,000,000	1,035,312
4.875%, 8/15/16	1,000,000	1,148,438
2.75%, 11/30/16	1,000,000	1,081,641
0.875%, 1/31/17	1,000,000	1,013,125
3.00%, 2/28/17	1,000,000	1,095,000
4.50%, 5/15/17	1,000,000	1,159,375
2.375%, 7/31/17	1,000,000	1,074,609
1.875%, 9/30/17	1,000,000	1,053,672
4.25%, 11/15/17	1,000,000	1,162,266
2.625%, 1/31/18	1,000,000	1,090,391
3.50%, 2/15/18	1,000,000	1,132,188
2.375%, 5/31/18	1,000,000	1,079,688
4.00%, 8/15/18	2,000,000	2,334,844
3.75%, 11/15/18	1,000,000	1,157,500
3.125%, 5/15/19	1,000,000	1,126,562
3.625%, 8/15/19	1,000,000	1,158,125
3.375%, 11/15/19	1,000,000	1,144,688
3.625%, 2/15/20	1,000,000	1,161,875
2.625%, 8/15/20	2,000,000	2,184,532
2.625%, 11/15/20	1,000,000	1,090,703
3.625%, 2/15/21	1,000,000	1,165,000
3.125%, 5/15/21	1,000,000	1,126,016
1.75%, 5/15/22	2,000,000	2,005,782
1.625%, 11/15/22	1,000,000	982,266

Total U.S. Treasury Obligations (Cost $71,623,834)		74,399,638

TIME DEPOSIT - 1.2%
State Street Bank Time Deposit, 0.12%, 4/1/13	2,391,900	2,391,900

Total Time Deposit (Cost $2,391,900)		2,391,900

EXCHANGED TRADED FUNDS - 0.4%	SHARES
Vanguard Total Bond Market ETF	10,000	836,400

Total Exchanged Traded Funds (Cost $835,213)		836,400

TOTAL INVESTMENTS (Cost $200,059,293) - 100.4%		208,444,146
Other assets and liabilities, net - (0.4%)		(739,256)
NET ASSETS - 100%		$207,704,890

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Products, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. At March 31, 2013, the Fund was comprised of nine separate portfolios. Calvert VP SRI Large Cap Value, Calvert VP Inflation Protected Plus, Calvert VP S&P 500 Index, Calvert VP Barclays Capital Aggregate Bond Index (known as Calvert VP Investment Grade Bond Index, effective April 30, 2013), Calvert VP S&P MidCap 400 Index, Calvert VP Russell 2000 Small Cap Index, and Calvert VP EAFE International Index Portfolios are registered as diversified portfolios.  Calvert VP Natural Resources and Calvert VP Nasdaq 100 Index Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.  Calvert VP SRI Large Cap Value, Calvert VP Natural Resources, Calvert VP Inflation Protected Plus, Calvert VP S&P 500 Index, Calvert VP NASDAQ 100 Index, and Calvert VP Barclays Capital Aggregate Bond Index Portfolios offer only one class of shares.  Calvert VP S&P MidCap 400 Index, Calvert VP Russell 2000 Small Cap Index, and Calvert VP EAFE International Index Portfolios offer both Class I and Class F shares.  Class F shares are subject to Distribution Plan expenses, while Class I shares are not.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval, and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy.  Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  The Calvert VP EAFE International Index Portfolio has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.  Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Exchange traded funds and notes are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, commercial mortgage-backed securities and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the Fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

Securities valued at the following amounts were fair valued in good faith under the direction of the Board as of March 31, 2013:

	Market Value	% of Net Assets
Calvert VP S&P MidCap 400 Index	$10	0.0%
Calvert VP Russell 2000 Small Cap Index	$18	0.0%
Calvert VP EAFE International Index	$109,856	0.1%

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2013:

Calvert VP SRI Large Cap Value	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$138,196,290	-	-	$138,196,290
Other debt obligations	-	$2,814,289	-	2,814,289
TOTAL	$138,196,290	$2,814,289	-	$141,010,579

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP Natural Resources	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
Exchange traded products	$55,243,740	-	-	$55,243,740
Other debt obligations	-	$605,299		605,299
TOTAL	$55,243,740	$605,299	-	$55,849,039

* For a complete listing of investments, please refer to the Schedule of Investments.

Calvert VP Inflation Protected Plus	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$47,453,399	-	$47,453,399
Corporate debt	-	45,564,512	-	45,564,512
Other debt obligations	-	1,134,605	-	1,134,605
TOTAL	-	$94,152,516	-	$94,152,516

* For a complete listing of investments, please refer to the Schedule of Investments.

Calvert VP S&P 500 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$299,604,912	-	-	$299,604,912
Exchange traded funds	4,007,680	-	-	4,007,680
U.S. government obligations	-	$499,942	-	499,942
Other debt obligations	-	4,200,214	-	4,200,214
TOTAL	$303,612,592	$4,700,156	-	$308,312,748

Other financial instruments**	$43,146	-	-	$43,146

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Calvert VP Nasdaq 100 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$66,300,138	-	-	$66,300,138
Exchange traded funds	1,379,400	-	-	1,379,400
U.S. government obligations	-	$199,977	-	199,977
Other debt obligations	-	908,968	-	908,968
TOTAL	$67,679,538	$1,108,945	-	$68,788,483

Other financial instruments**	$4,495	-	-	$4,495

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Calvert VP Barclays Capital Aggregate Bond Index	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$158,748	-	$158,748
Commercial mortgage-backed securities	-	2,679,929	-	2,679,929
Corporate bonds	-	44,830,139	-	44,830,139
Exchange traded funds	$836,400	-	-	836,400
Other debt obligations	-	2,494,243	-	2,494,243
U.S. government obligations	-	157,444,687	-	157,444,687
TOTAL	$836,400	$207,607,746	-	$208,444,146

* For a complete listing of investments, please refer to the Schedule of Investments.

Calvert VP S&P Midcap 400 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$207,235,836	-	$10	$207,235,846
Exchange traded funds	3,554,754	-	-	3,554,754
U.S. government obligations	-	$499,942	-	499,942
Other debt obligations	-	3,760,156	-	3,760,156
TOTAL	$210,790,590	$4,260,098	$10***	$215,050,698

Other financial instruments**	$76,772	-	-	$76,772

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 0.0% of net assets.

Calvert VP Russell 2000 Small Cap Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$119,181,154	-	$18	$119,181,172
Exchanged traded funds	5,146,596	-	-	5,146,596
Closed-end funds	14,853	-	-	14,853
U.S. government obligations	-	$399,954	-	399,954
Other debt obligations	-	3,714,855	-	3,714,855
TOTAL	$124,342,603	$4,114,809	$18***	$128,457,430

Other financial instruments**	$44,561	-	-	$44,561

`

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 0.0% of net assets.

Calvert VP EAFE International Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$144,840,219	$109,856	-	$144,950,075
Exchange traded funds	854,620	-	-	854,620
Other debt obligations	-	161,093	-	161,093
TOTAL	$145,694,839	$270,949	-	$145,965,788

* For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

Futures Contracts: The Portfolios may purchase and sell futures contracts when, in the judgment of the Advisor, such a position acts as a hedge, or to provide equity market exposure to the Portfolios’ uncommitted cash balances.  The Portfolios may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.  The Portfolios are subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.  The Portfolios may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies.  The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolios’ ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms.  Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Portfolios.  During the period, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position.

During the period ended March 31, 2013, Calvert VP S&P 500 Index Portfolio invested in E-Mini S&P 500 Index and S&P 500 Index Futures. The volume of activity has varied throughout the period with a weighted average of 39 contracts and $1,630,237 weighted average notional value.

During the period ended March 31, 2013, Calvert VP S&P Mid Cap 400 Index Portfolio invested in E-Mini S&P 400 Index Futures. The Portfolio’s futures contracts at period end, as presented in the Schedule of Investments, are generally indicative of the volume of futures contract activity during the period.

During the period ended March 31, 2013, Calvert VP Russell 2000 Small Cap Index Portfolio invested in E-Mini Russell 2000 Index Futures. The volume of activity has varied throughout the period with a weighted average of 14 contracts and $208,672 weighted average notional value.

During the period ended March 31, 2013, Calvert VP Nasdaq 100 Index Portfolio invested in E-Mini NASDAQ 100 Index Futures. The volume of activity has varied throughout the period with a weighted average of 15 contracts and $624,888 weighted average notional value.

Treasury Inflation-Protected Securities: The Calvert VP Inflation Protected Plus Portfolio invests in Treasury Inflation-Protected Securities (“TIPS”), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to inflation principal income. Such adjustments may have a significant impact on the Portfolio’s distributions.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios’ understanding of the applicable country’s tax rules and rates.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class.  Expenses arising in connection with a specific class are charged directly to that class.  Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolios on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2013, and net realized capital loss carryforwards as of December 31, 2012 with expiration dates, where applicable:

	CALVERT VP SRI LARGE CAP VALUE	CALVERT VP S&P 500 INDEX	CALVERT VP S&P MIDCAP 400 INDEX
Federal income tax cost	$116,911,868	$228,005,385	$160,511,997
Unrealized appreciation	$25,486,441	$104,227,771	$62,835,624
Unrealized (depreciation)	(1,387,730)	(23,920,408)	(8,296,923)
Net appreciation (depreciation)	$24,098,711	$80,307,363	$54,538,701

	CALVERT VP NASDAQ 100 INDEX	CALVERT VP BARCLAYS CAPITAL AGGREGATE BOND INDEX	CALVERT VP INFLATION PROTECTED PLUS
Federal income tax cost	$ 49,451,286	$200,096,839	$87,008,724
Unrealized appreciation	$19,865,841	$8,761,515	$7,170,449
Unrealized (depreciation)	(528,644)	(414,208)	(26,657)
Net appreciation (depreciation)	$19,337,197	$8,347,307	$7,143,792

	CALVERT VP NATURAL RESOURCES	CALVERT VP EAFE INTERNATIONAL INDEX	CALVERT VP RUSSELL 2000 SMALL CAP INDEX
Federal income tax cost	$55,867,643	$129,092,258	$104,553,572
Unrealized appreciation	$1,927,419	$29,248,212	$35,258,142
Unrealized (depreciation)	(1,946,023)	(12,374,682)	(11,354,284)
Net appreciation (depreciation)	($18,604)	$16,873,530	$23,903,858

CAPITAL LOSS CARRYFORWARDS

	CALVERT VP SRI LARGE CAP VALUE*	CALVERT VP S&P 500 INDEX **
EXPIRATION DATE
31-Dec-13	-	($1,605,580)
31-Dec-15	($953,081)	(2,330,473)
31-Dec-16	-	(280,386)
31-Dec-17	(28,385,593)	(2,509,534)
31-Dec-18	(8,033,097)	(2,611,900)

NO EXPIRATION DATE
Short-term	-	-
Long-term	(6,297,289)	-

	CALVERT VP EAFE INTERNATIONAL INDEX***	CALVERT VP S&P MIDCAP 400 INDEX****
EXPIRATION DATE
31-Dec-15	($186,055)	($6,028,554)
31-Dec-16	(15,302,273)	(4,284,740)
31-Dec-17	(15,978)	-

NO EXPIRATION DATE
Short-term	-	-
Long-term	(2,540,842)	-

* Calvert VP SRI Large Cap Value Portfolio’s use of capital loss carryforwards acquired from CVS Ameritas Income & Growth Portfolio may be limited under certain tax provisions.

** Calvert VP S&P 500 Index Portfolio’s use of capital loss carryforwards acquired from CVS Ameritas Index 500 Portfolio may be limited under certain tax provisions.

*** Calvert VP EAFE International Index Portfolio’s use of capital loss carryforwards acquired from CVS Calvert Social International Equity Portfolio may be limited under certain tax provisions.

**** Calvert VP S&P MidCap 400 Index Portfolio’s use of capital loss carryforwards acquired from CVS Ameritas MidCap Growth and CVP MidCap Value Portfolios may be limited under certain tax provisions.

Capital losses may be utilized to offset future capital gains until expiration. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period.  These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and retain their character as either short-term or long-term capital losses.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

            A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE PRODUCTS, INC.

By:       /s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer

Date:    May 29, 2013

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    May 29, 2013

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    May 29, 2013